As filed with the Securities and Exchange Commission on October 11, 2002
                                                   File no. 333-81592
                                                            811-07467
 ----------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                          Post Effective Amendment No. 2

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                                Amendment No. 50
                        (Check appropriate box or boxes)

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
      (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
    (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:

RICHARD CHOI, ESQUIRE                     DAVID A. McHALE, ESQUIRE
FOLEY & LARDNER                           ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                         OF NEW YORK
SUITE 500                                 3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20007-5109               NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding a new prospectus, a new statement of additional information (collectively "New Prospectus and SAI"), and additional exhibits related to the variable annuity contract ("Contract") described in the Registration Statement. The New Prospectus and SAI describe different variable investment alternatives that will be available under the Contract when marketed as the "Custom Portfolio Plus Variable Annuity" and sold through certain financial institutions. In all other respects the New Prospectus and SAI are identical to the currently effective prospectus and statement of additional information contained in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.


CUSTOM PORTFOLIO PLUS VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-692-4682             PROSPECTUS DATED OCTOBER 15, 2002

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Allstate Life Insurance Company of New York ("Allstate New York," WE" or "US")is
offering the Custom Portfolio Plus Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 31 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

       - AIM VARIABLE INSURANCE FUNDS

       - DELAWARE VIP TRUST

       - THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       - DREYFUS STOCK INDEX FUND

       - DREYFUS VARIABLE INVESTMENT FUND (VIF)

       - FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)

       - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

       - OPPENHEIMER VARIABLE ACCOUNT FUNDS

       - VARIABLE INSURANCE FUNDS

       - WELLS FARGO VARIABLE TRUST

Each Fund has multiple investment portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

We have filed a Statement of Additional Information, dated October 15, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page A-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

-----------------------------------------------------------------------

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
                SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR
                THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
IMPORTANT       FEDERAL CRIME.  THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
NOTICES         THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER  FINANCIAL INSTITUTIONS OR BY
                EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS
                OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
                OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.


TABLE OF CONTENTS
-----------------------------------------------------------------------

-----------------------------------------------------------------------
OVERVIEW
-----------------------------------------------------------------------
  Important Terms
-----------------------------------------------------------------------
  The Contract At A Glance
-----------------------------------------------------------------------
  How the Contract Works
-----------------------------------------------------------------------
  Expense Table
-----------------------------------------------------------------------
  Financial Information
-----------------------------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------------------------
  The Contract
-----------------------------------------------------------------------
  Purchases
-----------------------------------------------------------------------
  Contract Value
-----------------------------------------------------------------------
  Investment Alternatives
-----------------------------------------------------------------------
     The Variable Sub-Accounts
-----------------------------------------------------------------------
     The Fixed Account Options
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     Transfers
-----------------------------------------------------------------------
     Expenses
-----------------------------------------------------------------------
   Access To Your Money
-----------------------------------------------------------------------
   Income Payments
-----------------------------------------------------------------------
   Death Benefits
-----------------------------------------------------------------------


OTHER INFORMATION
-----------------------------------------------------------------------
 More Information:
-----------------------------------------------------------------------
    Allstate Life Insurance Company of New York
-----------------------------------------------------------------------
    The Variable Account
-----------------------------------------------------------------------
    The Portfolios
-----------------------------------------------------------------------
    The Contract
-----------------------------------------------------------------------
    Qualified Plans
-----------------------------------------------------------------------
    Legal Matters
-----------------------------------------------------------------------
   Taxes
-----------------------------------------------------------------------
    Taxation of Annuities in General
-----------------------------------------------------------------------
    Tax Qualified Contracts
-----------------------------------------------------------------------
    Income Tax Withholding
-----------------------------------------------------------------------
Performance Information
-----------------------------------------------------------------------

APPENDIX A -- STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
-----------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

-----------------------------------------------------------------------
   Accumulation Phase
-----------------------------------------------------------------------
   Accumulation Unit
-----------------------------------------------------------------------
   Accumulation Unit Value
-----------------------------------------------------------------------
   Anniversary Values
-----------------------------------------------------------------------
   Annuitant
-----------------------------------------------------------------------
   Automatic Additions Plan
-----------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program
-----------------------------------------------------------------------
   Beneficiary
-----------------------------------------------------------------------
   Cancellation Period
-----------------------------------------------------------------------
   Contingent Beneficiary
-----------------------------------------------------------------------
   Contract*
-----------------------------------------------------------------------
   Contract Anniversary
-----------------------------------------------------------------------
   Contract Owner ("You")
-----------------------------------------------------------------------
   Contract Value
-----------------------------------------------------------------------
   Contract Year
-----------------------------------------------------------------------
   Death Benefit Anniversary
-----------------------------------------------------------------------
   Death Benefit Earnings
-----------------------------------------------------------------------
   Dollar Cost Averaging Program
-----------------------------------------------------------------------
   Due Proof of Death
-----------------------------------------------------------------------
   Enhanced Death Benefit Rider
-----------------------------------------------------------------------
   Excess-of-Earnings Withdrawal
-----------------------------------------------------------------------
   Fixed Account Options
-----------------------------------------------------------------------
   Free Withdrawal Amount
-----------------------------------------------------------------------
   Funds
-----------------------------------------------------------------------
   Allstate Life Insurance Company of New York  ("We" or "Us")
-----------------------------------------------------------------------
   Guarantee Periods
-----------------------------------------------------------------------
   Income Plan
-----------------------------------------------------------------------
   Investment Alternatives
-----------------------------------------------------------------------
   Issue Date
-----------------------------------------------------------------------
   Payout Phase
-----------------------------------------------------------------------
   Payout Start Date
-----------------------------------------------------------------------
   Portfolios
-----------------------------------------------------------------------
   Primary Beneficiary
-----------------------------------------------------------------------
   Qualified Contracts
-----------------------------------------------------------------------
   Rider Date
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   SEC
-----------------------------------------------------------------------
 Settlement Value
-----------------------------------------------------------------------
 Standard Fixed Account
-----------------------------------------------------------------------
   Systematic Withdrawal Program
-----------------------------------------------------------------------
   Valuation Date
-----------------------------------------------------------------------
   Variable Account
-----------------------------------------------------------------------
   Variable Sub-Account
-----------------------------------------------------------------------

If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE
-----------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS

               You can purchase a Contract with as little as $5,000 ($2,000 for "QUALIFIED CONTRACTS", which are Contracts issued within QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50. Each payment allocated to the Standard Fixed Account Option must be at least $500.

RIGHT TO CANCEL

               You may cancel your Contract within 10 days after receipt (pursuant to New York law, 60 days if you are exchanging another contract for the Contract described in this prospectus)("Cancellation Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges.

-----------------------------------------------------------------------

EXPENSES

               You will bear the following expenses:

               - Total Variable Account annual fees equal to 1.35% of average daily net assets (1.60% if you select the ENHANCED DEATH BENEFIT RIDER). For more information about Variable Account expenses, see "EXPENSES" below.

               - Annual contract maintenance charge of $35 (with certain exceptions)

               - Withdrawal charges ranging from 0% to 7% of purchase payment withdrawn (with certain exceptions)

               - Transfer fee of $10 after 12th transfer in any CONTRACT YEAR (fee currently waived)

               - State premium tax (New York does not currently impose one). In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

-----------------------------------------------------------------------

INVESTMENT ALTERNATIVES

               The Contract offers 31 investment alternatives including:

               - 3 Fixed Account Options (which credit interest at rates we guarantee)

               - 28 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                - AIM ADVISORS, INC.
                - DELAWARE MANAGEMENT COMPANY
                - THE DREYFUS CORPORATION
                - FIDELITY MANAGEMENT & RESEARCH COMPANY
                - HSBC ASSET MANAGEMENT (AMERICAS) INC.
                - OPPENHEIMERFUNDS, INC.
                - TEMPLETON INVESTMENT COUNSEL, LLC
                - WELLS FARGO BANK, N.A.

               To find out current rates being paid on the Fixed Account Options or how the Variable Sub-Accounts have performed, call us at 1-800-692-4682.

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SPECIAL SERVICES

               For your convenience, we offer these special services:

               - AUTOMATIC PORTFOLIO REBALANCING PROGRAM

               - AUTOMATIC ADDITIONS PROGRAM

               - DOLLAR COST AVERAGING PROGRAM

               - SYSTEMATIC WITHDRAWAL PROGRAM

-----------------------------------------------------------------------

INCOME PAYMENTS

               You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

               - life income with guaranteed payments

               - a "JOINT AND SURVIVOR" life income with  guaranteed  payments

               - guaranteed  number of payments  for a specified  period of 5 years to 30 years

-----------------------------------------------------------------------

DEATH BENEFITS

               If you or the ANNUITANT (if the Contract is owned by a non-natural person) die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We offer an Enhanced Death Benefit Rider.

------------------------------------------------------------------------------

TRANSFERS

               Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "CONTRACT YEAR", which we measure from the date we issue your Contract or a Contract anniversary ("CONTRACT ANNIVERSARY").

-----------------------------------------------------------------------

WITHDRAWALS

               You may withdraw some or all of your Contract Value at anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge also may apply.

HOW THE CONTRACT WORKS
-----------------------------------------------------------------------
The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 31 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE")and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page __. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT
          DATE                                        DATE          PHASE

  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income payments       payments for a        receive income
                                              or receive a lump     set period            payments for life
                                              sum payment


As the contract owner, you exercise all of the rights and privileges provided by the contract. If you die, and surviving Contract owner, or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "DEATH BENEFITS." Please call us at 1-800-692-4682 if you have any questions about how the contract works.


EXPENSE TABLE
- -------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

     Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn:                         0  1     2   3    4    5    6    7+

Applicable Charge                        7% 6%    6%  5%   5%   4%   3%   0%
Annual Contract Maintenance Charge                           $35.00**
Transfer Fee                                                 $10.00***

*Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge. This percentage is calculated as of the beginning of the Contract Year.

**We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


Without the Enhanced Death Benefit Rider
--------------------------------------------------------
Mortality and Expense Risk Charge               1.25%
--------------------------------------------------------
Administrative Expense Charge                   0.10%
--------------------------------------------------------
Total Variable Account Annual Expenses          1.35%
--------------------------------------------------------

With the Enhanced Death Benefit Rider
--------------------------------------------------------
Mortality and Expense Risk Charge               1.50%
--------------------------------------------------------
Administrative Expense Charge                   0.10%
--------------------------------------------------------
Total Variable Account Annual Expenses          1.60%
--------------------------------------------------------


PORTFOLIO ANNUAL EXPENSES (as a percentage of Portfolio average daily net assets) after reductions and reimbursements for certain Portfolios(1)


                                                                      Management       Rule                         Total Portfolio
Portfolio                                                                Fees         12b-1 Fees   Other Expenses   Annual Expenses
-------------------------------------------------      ---------------------------------- ---------------- ----------------------
AIM V.I. Balanced Fund - Series I                                       0.75%             N/A              0.37%            1.12%
AIM V.I. Capital Appreciation Fund - Series I                           0.61%             N/A              0.24%            0.85%
AIM V.I. Government Securities Fund - Series I                          0.50%             N/A              0.58%            1.08%
AIM V.I. Growth Fund - Series I                                         0.62%             N/A              0.26%            0.88%
AIM V.I. High Yield Fund - Series I                                     0.63%             N/A              0.66%            1.29%
AIM V.I. International Growth Fund - Series I                           0.73%             N/A              0.32%            1.05%
AIM V.I. Premier Equity Fund - Series I                                 0.60%             N/A              0.25%            0.85%
Delaware VIP Small Cap Value Series (2)                                 0.73%             N/A              0.11%            0.84%
Delaware VIP Trend Series (2)                                           0.69%             N/A              0.16%            0.85%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares      0.75%             N/A              0.03%            0.78%
Dreyfus Stock Index Fund: Initial Shares                                0.25%             N/A              0.01%            0.26%
Dreyfus VIF - Appreciation Portfolio: Initial Shares                    0.75%             N/A              0.03%            0.78%
Fidelity VIP Contrafund Portfolio - Service Class 2 (3)                 0.58%            0.25%             0.11%            0.94%
Fidelity VIP Equity-Income Portfolio - Service Class 2 (3)              0.48%            0.25%             0.11%            0.84%
Fidelity VIP Growth Portfolio - Service Class 2 (3)                     0.58%            0.25%             0.10%            0.93%
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 (3)       0.58%            0.25%             0.12%            0.95%
Fidelity VIP Overseas Portfolio - Service Class 2 (3)                   0.73%            0.25%             0.20%            1.18%
HSBC Variable Cash Management Fund (4,5)                                0.35%             N/A              3.52%            3.87%
HSBC Variable Fixed Income Fund (4,5)                                   0.55%             N/A              3.66%            4.21%
HSBC Variable Growth and Income Fund (4,5)                              0.55%             N/A              3.92%            4.47%
Oppenheimer Aggressive Growth Fund/VA                                   0.64%             N/A              0.04%            0.68%
Oppenheimer Main Street Growth & Income Fund/VA                         0.68%             N/A              0.05%            0.73%
Oppenheimer Strategic Bond Fund/VA (6)                                  0.74%             N/A              0.05%            0.79%
Templeton Global Asset Allocation Fund - Class 2 (7)                    0.61%            0.25%             0.20%            1.06%
Templeton Foreign Securities Fund - Class 2 (7,8)                       0.68%            0.25%             0.22%            1.12%
Wells Fargo VT Asset Allocation Fund (9)                                0.51%            0.25%             0.24%            1.06%
Wells Fargo VT Equity Income Fund (9)                                   0.32%            0.25%             0.43%            1.00%
Wells Fargo VT Growth Fund (9)                                          0.28%            0.25%             0.47%            1.00%



1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Portfolios for expenses to the extent that "Total Portfolio Annual Expenses" would not exceed 0.85%. Without such an arrangement, "Management Fees", "Other Expenses" and "Total Portfolio
     Annual Expenses" for 2001 would have been 0.75%, 0.11% and 0.86% for Small
     Cap Value Series and 0.74%, 0.16% and 0.90% for Trend Series, respectively.
     Effective May 1, 2002 through April 30, 2003, Delaware Management Company has contractually agreed to waive its management fee and/or reimburse the Portfolios for expenses to the extent that "Total Portfolio Annual
     Expenses" will not exceed 0.95%.

3. Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.90% for Contrafund Portfolio, 0.83% for Equity-Income Portfolio, 0.90%
     for Growth Portfolio, 0.93% for Growth Opportunities Portfolio and 1.12% for Overseas Portfolio.

4. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. HSBC
     Asset Management (Americas) Inc. (the "Adviser") has voluntarily reduced a portion of its fees and, to the extent necessary, reimbursed the Portfolios for certain expenses. The Adviser may terminate this voluntary waiver at any time at its sole discretion. With these reductions taken into consideration, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and
     "Total Portfolio Annual Expenses" were as follows:


                                                              Management          Rule                          Total Portfolio
Portfolio                                                        Fees            12b-1 Fees   Other Expenses    Annual Expenses
------------------------------------------------------------ --------------- ------------------- ----------------------
HSBC Variable Cash Management Fund                               0.35%             N/A               0.58%        0.93%
HSBC Variable Fixed Income Fund                                  0.55%             N/A               0.60%        1.15%
HSBC Variable Growth and Income Fund                             0.55%             N/A               0.60%        1.15%


5. "Other Expenses" include a Variable Contract Owner Servicing Plan fee. The Trust adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which each Portfolio may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of average daily net assets of the Portfolio. A servicing agent may periodically waive all or a portion of its servicing fees. For the year ended December 31, 2001, the Portfolios did not participate in any Service Plans.

6. Oppenheimer Funds, Inc. (OFI) will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time.

7. The Portfolio's Class 2 distribution plan or "rule 12b-1 plan" is described in the Portfolio's prospectus.

8. The manager had agreed in advance to make an estimated reduction of 0.01% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.16%.

9. The Advisor has contractually undertaken to waive it fee and to reimburse the Portfolios for certain expenses. Without such an arrangement "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.55%, 0.25%, 0.24% and 1.04% for Asset Allocation Fund, 0.55%, 0.25%, 0.43% and 1.23% for Equity Income and 0.55%, 0.25%, 0.47% and 1.27% for Growth Fund, respectively.



EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Enhanced Death Benefit Rider.


THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


Variable Sub-Account                                            1 YEAR            3 YEAR           5 YEAR           10 YEAR
--------------------                                            ------            ------           ------           -------
AIM V.I. Balanced                                                $80               $130             $183              $315
AIM V.I. Capital Appreciation                                    $77               $122             $170              $288
AIM V.I. Government Securities                                   $68               $96              $125              $198
AIM V.I. Growth                                                  $77               $123             $171              $291
AIM V.I. High Yield                                              $81               $135             $192              $332
AIM V.I. International Growth                                    $79               $128             $180              $308
AIM V.I. Premier Equity                                          $77               $122             $170              $288
Delaware VIP Small Cap Value                                     $77               $122             $170              $289
Delaware VIP Trend                                               $77               $124             $172              $293
The Dreyfus Socially Responsible Growth                          $76               $120             $166              $281
Dreyfus Stock Index                                              $71               $104             $139              $226
Dreyfus VIF - Appreciation                                       $76               $120             $166              $281
Fidelity VIP Contrafund                                          $78               $125             $174              $297
Fidelity VIP Equity-Income                                       $77               $122             $169              $287
Fidelity VIP Growth                                              $78               $124             $174              $296
Fidelity VIP Growth Opportunities                                $78               $125             $175              $298
Fidelity VIP Overseas                                            $80               $132             $186              $321
HSBC Variable Cash Management                                    $108              $212             $314              $551
HSBC Variable Fixed Income                                       $111              $222             $329              $576
HSBC Variable Growth and Income                                  $114              $229             $341              $595
Oppenheimer Aggressive Growth                                    $75               $117             $161              $271
Oppenheimer Main Street Growth & Income                          $76               $118             $163              $276
Oppenheimer Strategic Bond                                       $76               $120             $167              $282
Templeton Foreign Securities                                     $80               $130             $183              $315
Templeton Global Asset Allocation                                $79               $128             $180              $309
Wells Fargo VT Asset Allocation                                  $79               $128             $180              $309
Wells Fargo VT Equity Income                                     $78               $127             $177              $303
Wells Fargo VT Growth                                            $78               $127             $177              $303


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

Variable Sub-Account                                            1 YEAR            3 YEAR           5 YEAR           10 YEAR
--------------------                                            ------            ------           ------           -------
AIM V.I. Balanced                                                $29               $88              $149              $315
AIM V.I. Capital Appreciation                                    $26               $79              $136              $288
AIM V.I. Government Securities                                   $17               $53               $91              $198
AIM V.I. Growth                                                  $26               $80              $137              $291
AIM V.I. High Yield                                              $30               $93              $158              $332
AIM V.I. International Growth                                    $28               $86              $146              $308
AIM V.I. Premier Equity                                          $26               $79              $136              $288
Delaware VIP Small Cap Value                                     $26               $80              $136              $289
Delaware VIP Trend                                               $26               $81              $138              $293
The Dreyfus Socially Responsible Growth                          $25               $77              $132              $281
Dreyfus Stock Index                                              $20               $61              $105              $226
Dreyfus VIF - Appreciation                                       $25               $77              $132              $281
Fidelity VIP Contrafund                                          $27               $82              $140              $297
Fidelity VIP Equity-Income                                       $26               $79              $135              $287
Fidelity VIP Growth                                              $27               $82              $140              $296
Fidelity VIP Growth Opportunities                                $27               $83              $141              $298
Fidelity VIP Overseas                                            $29               $90              $152              $321
HSBC Variable Cash Management                                    $57               $169             $280              $551
HSBC Variable Fixed Income                                       $60               $179             $295              $576
HSBC Variable Growth and Income                                  $63               $187             $307              $595
Oppenheimer Aggressive Growth                                    $24               $74              $127              $271
Oppenheimer Main Street Growth & Income                          $25               $76              $129              $276
Oppenheimer Strategic Bond                                       $25               $78              $133              $282
Templeton Foreign Securities                                     $29               $88              $149              $315
Templeton Global Asset Allocation                                $28               $86              $146              $309
Wells Fargo VT Asset Allocation                                  $28               $86              $146              $309
Wells Fargo VT Equity Income                                     $27               $84              $143              $303
Wells Fargo VT Growth                                            $27               $84              $143              $303



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSE TABLE AND ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.50%. IF THAT RIDER WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.



FINANCIAL INFORMATION
--------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units that we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.



THE CONTRACT
--------------------------------------------------------------------

CONTRACT OWNER
The Custom Portfolio Plus Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner and Annuitant for the base contact (without Enhanced Death Benefit Rider) cannot exceed 90 as of the date we receive the completed application.

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page __.

ANNUITANT The Annuitant is a living individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. If the Contract owner is a natural person you may change the Annuitant at any time prior to the Payout Start Date. Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date and the Contract owner does not name a new annuitant, the new Annuitant will be:

     (i) the youngest Contract owner; otherwise,

    (ii) the youngest primary Beneficiary

BENEFICIARY. The Beneficiary is the person(s) selected by the Contract owner to receive the death benefits or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary(ies), or if none surviving , upon the death of the sole surviving Contract owner, the contingent Beneficiary(ies) will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary(ies) may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. The contingent Beneficiary(ies) will become the Beneficiary(ies) if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Accordingly, if you wish to change your beneficiary you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it wih us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
-----------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. Each purchase payment allocated to the Standard Fixed Account Option must be at least $500. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time. If we receive your purchase payment after 4 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
----------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, as of the most recent Valuation Date, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

--changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

--the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
- -------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS           INVESTMENT
                                                        ADVISOR
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
-----------------------------------------------------------------------
AIM V.I. Balanced       Achieve as high a total
Fund*                   return as possible,
                        consistent with preservation
                        of capital
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund*
-------------------------------------------------------
AIM V.I. Government                                    A I M ADVISORS, INC.
Securities Fund*        A high level of current
                        income consistent with
                        reasonable concern for safety
                        of principal
-------------------------------------------------------
AIM V.I. Growth Fund*   Growth of capital
-------------------------------------------------------
AIM V.I. High Yield     A high level of current
Fund*                   income
-------------------------------------------------------
AIM V.I. International  Long-term growth of capital
Growth Fund*
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital.
Equity Fund*            Income is a secondary
                        objective
-------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
-------------------------------------------------------
Fidelity VIP            Long-term capital
Contrafund(R)           appreciation
Portfolio
-------------------------------------------------------
Fidelity VIP            Reasonable income
Equity-Income                                             FIDELITY MANAGEMENT
Portfolio                                                  & RESEARCH COMPANY

-------------------------------------------------------
Fidelity VIP Growth     Capital appreciation
Portfolio
-------------------------------------------------------
Fidelity VIP Growth     Capital growth
Opportunities
Portfolio
------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
Portfolio
-----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
----------------------------------------------------
Templeton Global Asset  High total return               TEMPLETON INVESTMENT
Allocation -- Class 2                                      COUNSEL, LLC
-------------------------------------------------------
Templeton Foreign       Long-term capital growth Fund
Securities--Class 2
-------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
Growth Fund/VA
-------------------------------------------------------
Oppenheimer Main        High total return, which        OPPENHEIMERFUNDS, INC.
Street Growth & Income  includes growth in the value
Fund/VA                 of its shares as well as
                        current income, from equity
                        and debt securities
-------------------------------------------------------
Oppenheimer Strategic   High level of current income
Bond Fund/VA
-------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.;
THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF):
-------------------------------------------------------------------------------
The Dreyfus Socially Capital growth and, Responsible Growth secondarily, current income Fund, Inc.
-------------------------------------------------------
Dreyfus Stock Index     To match the total returns of
Fund                    the Standard & Poor's(C) 500      THE DREYFUS
                        Composite Stock Index             CORPORATION
-------------------------------------------------------
Dreyfus VIF             Long-term capital growth
Appreciation Portfolio  consistent with the
                        preservation of capital;
                        current income is a secondary
                        goal
-------------------------------------------------------
WELLS FARGO VARIABLE TRUST:
---------------------------------------------------------
Wells Fargo VT Asset    Long-term total return,
Allocation Fund         consistent with reasonable
                        risk
         ---------------------------------------------  WELLS FARGO
                                                        BANK, N.A.
Wells Fargo VT Equity   Long-term capital
Income Fund             appreciation and
                        above-average dividend income
-------------------------------------------------------
Wells Fargo VT Growth   Long-term capital
Fund                    appreciation
-------------------------------------------------------
DELAWARE VIP TRUST:
-------------------------------------------------------
Delaware VIP Small Cap  Capital appreciation        DELAWARE MANAGEMENT
Value Series                                           COMPANY
-------------------------------------------------------
Delaware VIP Trend      Long-term capital
Series                  appreciation
-------------------------------------------------------
VARIABLE INSURANCE FUNDS:
-----------------------------------------------------
HSBC Variable Cash      As high a level of current
Management Fund         income as is consistent with
                        preservation of Management
                        capital and liquidity
                                                  HSBC ASSET MANAGEMENT
--------------------------------------------------   (AMERICAS), INC.
HSBC Variable Fixed     High current income
Income Fund             consistent with appreciation
                        of capital
-------------------------------------------------------
HSBC Variable Growth &  Long-term growth of capital
Income Fund             and current income
-------------------------------------------------------


                                     16



* The Portfolio's investment objectives may be changed by the Portfolio's Board of Trustees without shareholder approval.


AMOUNTS YOU ALLOCATE TO THE VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE OR GROW LESS THAN YOU EXPECT DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARAIBLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURACNE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTEDTO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
- -------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Standard Fixed Account. We may offer additional Fixed Account options in the future. We will credit an annualized interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. We will credit interest to the initial purchase payment from the Issue Date. We will credit interest to subsequent purchase payments from the date we receive them. We will credit interest to transfers from the date of the transfer.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

THREE-TO-SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION.
You may establish a Three-to-Six Month Dollar Cost Averaging Program by allocating purchase payments to the THREE-TO-SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("THREE-TO-SIX MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Three-to-Six Month DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option in equal monthly installments by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Three-to-Six Month DCA Fixed Account Option.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the money market Variable Sub-Account in equal monthly installments. Transferring Account Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page __.


SEVEN-TO-TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Seven-to-Twelve Month Dollar Cost Averaging Program by allocating purchase payments to the SEVEN-TO-TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SEVEN-TO-TWELVE MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Seven-to-Twelve Month DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option in equal monthly installments by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Seven-to-Twelve Month DCA Fixed Account Option.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the money market Variable Sub-Account in equal monthly installments. Transferring Account Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page

At the end of the transfer period, any nominal amounts remaining in the Three-to-Six Month Dollar Cost Averaging Fixed Account Option or the Seven-to-Twelve Month Dollar Cost Averaging Fixed Account Option will be allocated to the money market Variable Sub-Account.

INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Three-to-Six Month DCA Fixed Account Option and the Seven-to-Twelve Month DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Three-to-Six Month DCA Fixed Account Option and the Seven-to-Twelve Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-692-4682.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, and 7 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to the Standard Fixed Account Option must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. When a Guarantee Period expires and a new Guarantee Period is established, we will credit interest at the current rate we are offering when the new Guarantee Period is established. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Allstate Life Insurance Company of New York at 1-800-692-4682

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:


Purchase Payment........................                      $10,000
Guarantee Period........................                      5 Years
Annual Interest Rate....................                       4.50%


                                END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3       YEAR 4        YEAR 5
                        ----------  ----------  -----------  -----------  -------------
Beginning Contract      $10,000.00
 Value................
 X (1 + Annual
 Interest Rate)         X    1.045
                        ----------
                        $10,450.00
Contract Value at end               $10,450.00
 of Contract Year.....
 X (1 + Annual
 Interest                           X    1.045
                                    ----------
                                    $10,920.25
Contract Value at end                            $10,920.25
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                       1.045
                                                -----------
                                                 $11,411.66
Contract Value at end                                         $11,411.66
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                    1.045
                                                             -----------
                                                              $11,925.19
Contract Value at end                                                       $11,925.19
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                                  1.045
                                                                          ------------
                                                                            $12,461.82

Total  Interest  Credited  During  Guarantee  Period  =  $2,461.82   ($12,461.82
-$10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. Each Contract Year, the maximum amount you may transfer and/or withdraw from a Guarantee Period greater than one year in length is 25% of the initial amount allocated to each such Guarantee Period. We measure a year from the date a Guarantee Period is established. You may transfer and/or withdraw interest earned without limitation. The unused portion of the 25% amount is not carried forward to future years. The hypothetical interest rate above is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new one year Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Notify us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period will be established on the day we receive the notification. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods. The interest rate earned for any period between the end of the previous guarantee period and the establishment of a new guarantee period will be that interest currently earned on the one year fixed account; or

3. Notify us to transfer the Guarantee Period value to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive notification; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new one year Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Three-to-Six Month Dollar Cost Averaging Fixed Account Option or the Seven-to-Twelve Month Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

Each Contract Year, the maximum amount you may transfer and/or withdraw from a Guarantee Period greater than one year in length is 25% of the initial amount allocated to each such Guarantee Period. We measure a year from the date a Guarantee Period is established. You may transfer and/or withdraw interest earned without limitation. The unused portion of the 25% amount is not carried forward to future years.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682. The cut-off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain owners if:

- we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Portfolio or would be to the disadvantage of other Contract owners; or

- we are informed by one or more of the corresponding Portfolios that they intend to restrict the purchase or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Portfolio shares.

All transfers involving the purchase or redemption of mutual funds shares by the Variable Account may be subject to restrictions or requirements imposed by the Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account. Such fees may vary by Sub-Account, but will only apply to those Sub-Accounts corresponding to Portfolios that explicitly require the assessment of such fees.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners. If a requested transfer is rejected we generally will notify the customer and or representative using the same method of delivery that the transfer request was received, (fax or phone). If the transfer was requested in person or by regular mail, notice will be given by phone.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Three-to-Six Month Dollar Cost Averaging Fixed Account Option, or the Seven-to-Twelve Month Dollar Cost Averaging Fixed Account Option, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

     Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP Overseas Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP Overseas Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP Overseas Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a contract maintenance charge of no greater than $35 from your Contract Value invested in each Variable Sub-Account in the proportion that your value in each bears to your value in all Sub-Accounts. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- - your Contract Value equals $50,000 or more, or

- - all money is allocated to the Fixed Account(s).

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.50% if you select the Enhanced Death Benefit Rider).

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing this Rider.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit will cease.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% over a 7 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page __. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period or if you elect to receive income payments for a specified period of less than 120 months);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page __ . We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes that may also apply. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we will require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000 and no purchase payments have been received for the past three years we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract where the Value has been reduced by withdrawals to less than $2,000, we will notify you in writing, and give you at least 30 days in which to make an additional purchase payment to restore your Contract Value to the minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

-    at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or 10 years after issue, whichever is later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED NUMBER OF PAYMENTS (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case, you may terminate all or part of the income payments at any time and receive a lump sum equal to the present value of the remaining payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the annual investment rate we assumed when computing such variable income payments. To determine the present value of any remaining fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates.

The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date. We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

-    reduce the frequency of your payments so that each payment will be at least
     $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed 3% investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed 3% investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.   deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
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We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time (4 p.m. Eastern Time) on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for payment of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

-    a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-    any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or in the case of a Contract continued by a surviving spouse, the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or

3. the highest amount computed by taking the Contract Value on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.


The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = is the withdrawal amount;

(b) = is the Contract Value immediately prior to the withdrawal; and

(c) = is the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

Example of Withdrawal Adjustment for Maximum Anniversary Value

(i) Maximum Anniversary Value Before Partial Withdrawal: $100
(ii) Contract Value Before Partial Withdrawal: $50
(ii) Partial Withdrawal: $48
(iv) New certificate Value: $2
(v) New maximum Anniversary Value: $4

ENHANCED DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 80, the Enhanced Death Benefit Rider is an optional benefit that you may elect. Allstate New York may discontinue offering the Enhanced Death Benefit Rider at any time. If the Contract owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. Due to the Variable nature of the Contract, this Rider does not guarantee that the Enhanced Death Benefit Rider will increase the Death Benefit found in the Contract.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by state nonforfeiture laws. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death, or on the date we determine the value of the Death Benefit unless a surviving spouse continues the contract in accordance with the provisions described below, or on the Payout Start Date.

CALCULATION OF THE ENHANCED DEATH BENEFIT. On the date we issue the Rider ("Rider Date"), the Enhanced Death Benefit is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

-    the date we determine the death benefit; or

- the first Contract Anniversary following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80 or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

(a) = is the withdrawal amount,

(b) = is the Contract Value immediately prior to the withdrawal, and

(c) = the most recently calculated Enhanced Death Benefit.


DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

     -    the life of the new Contract owner; or

     - for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the (new) Contract owner;

     - the life of the new Contract owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Contract Value. The Contract Value paid will be the Contract Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future. In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 4 p.m. Eastern Time). The Contract may only be continued once.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the Variable Sub-Accounts. on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

-    Transfer all or a portion of the excess among the Variable Sub-Accounts;

- Transfer all or a portion of the excess into the Standard Fixed Account Option and begin a new Guarantee Period; or

- Transfer all or a portion of the excess into a combination of Variable Sub-Accounts or the Standard Fixed Account Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Contract Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, then the Contract will continue with a new Annuitant as described on page __.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Contract Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Contract Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.


MORE INFORMATION
--------------------------------------------------------------------

ALLSTATE NEW YORK Allstate New York is the issuer of the Contract. Allstate New York is a life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. We intend to offer the Contract only in New York. Our headquarters is located at One Allstate Drive, Farmingville, New York, 11738. Our service center located in Vernon Hills, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 300 North Milwaukee Avenue, Vernon Hills, Illinois, 60061).

Allstate Life Insurance Company of New York is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors qualifying shares all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which results in an A+(g) rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. Allstate New York shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors/trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

-  issuance of the Contracts;

-  maintenance of Contract owner records;

-  Contract owner services;

-  calculation of unit values;

-  maintenance of the Variable Account; and

-  preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate Life Insurance Company of New York law on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Allstate Life Insurance Company of New York's right to issue such Contracts under state insurance law, have been passed upon by Michael J.Velotta, General Counsel of Allstate New York.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE
LIFE INSURANCE COMPANY OF NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate Life Insurance Company of New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life Insurance Company of New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life Insurance Company of New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

-    made on or after the date the individual attains age 59 1/2,

-    made to a beneficiary after the Contract owner's death,

-    attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract owner attains age 59 1/2;

2.   made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4.   made under an immediate annuity, or

5.   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate Life Insurance Company of New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

-    Roth IRAs under Section 408A of the Code;

-    Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

-    Tax Sheltered Annuities under Section 403(b) of the Code;

-    Corporate and Self Employed Pension and Profit Sharing Plans; and

-    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate Life Insurance Company of New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or SIMPLE IRAs could result in increased taxes to the owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to a Contract owner. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the Contract owner also purchases a life insurance contract in connection with such plan.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1.   on or after the date the employee

     -    attains age 59 1/2,

     -    separates from service,

     -    dies,

     -    becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate Life Insurance Company of New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate Life Insurance Company of New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Allstate Life Insurance Company of New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


APPENDIX A

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
----------------------------------------------------------------------

DESCRIPTION

-----------------------------------------------------------------------
 Additions, Deletions or Substitutions of Investments
-----------------------------------------------------------------------
 The Contract
-----------------------------------------------------------------------
 Purchases of Contracts
-----------------------------------------------------------------------
 Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
-----------------------------------------------------------------------
 Performance Information
-----------------------------------------------------------------------
 Standardized Total Returns
-----------------------------------------------------------------------
 Non-standardized Total Returns
-----------------------------------------------------------------------
 Adjusted Historical Total Returns
-----------------------------------------------------------------------
 Calculation of Accumulation Unit Values
-----------------------------------------------------------------------
 Calculation of Variable Income Payments
-----------------------------------------------------------------------
 Calculation of Annuity Unit Values
-----------------------------------------------------------------------
 General Matters
-----------------------------------------------------------------------
 Incontestability
-----------------------------------------------------------------------
 Settlements
-----------------------------------------------------------------------
 Safekeeping of the Variable Account's Assets
-----------------------------------------------------------------------
 Premium Taxes
-----------------------------------------------------------------------
 Tax Reserves
-----------------------------------------------------------------------
 Experts
-----------------------------------------------------------------------
 Financial Statements
-----------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS



            THE CUSTOM PORTFOLIO PLUS VARIABLE ANNUITY
        Statement of Additional Information Dated October 15, 2002 300 N. Milwaukee Ave. Vernon Hills, IL 60061 1(800)692-4682



This Statement of Additional Information supplements the information in the prospectus for the Custom Portfolio Plus Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated October 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.


                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
                   Purchases of Contracts
                   Tax-free Exchanges (1035 Exchanges, Rollovers and
                   Transfers)

Performance Information
                   Standardized Total Returns
                   Non-standardized Total Returns
                   Adjusted historical Total Returns
                   Calculation of Accumulation Unit Values
                   Calculation of Variable Income Payments
                   Calculation of Annuity Unit Values

General Matters
                   Incontestability
                   Settlements
                   Safekeeping of the Variable Account's Assets
                   Premium Taxes
                   Tax Reserves
Experts
Financial Statements


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as an investment management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc., distributes the Contracts. ALFS is an affiliate of Allstate Life Insurance Company of New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1+T)n= ERV

where:

   T       =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of 1, 5, or 10 year periods or shorter period

   n       =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the Contract maintenance charge by (ii) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2001, are set out below. The Contract was first offered for sale as of the date of this Statement of Additional Information. Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, as well as the withdrawal and contract maintenance charges.

The inception date of the Variable Sub-Accounts are as follows:

                                                             Subaccount
Fund                                                          Inception
AIM V.I. Balanced                                             10/25/99
AIM V.I. Capital Appreciation                                 10/14/96
AIM V.I. Government Securities                                10/14/96
AIM V.I. Growth                                               10/14/96
AIM V.I. High Yield                                           10/25/99
AIM V.I. International Growth                                 10/14/96
AIM V.I. Premier Equity                                       10/14/96
Delaware VIP Small Cap Value                                  05/22/00
Delaware VIP Trend                                            05/22/00
The Dreyfus Socially Responsible Growth Fund, Inc.            05/22/00
Dreyfus Stock Index                                           05/22/00
Dreyfus VIF - Appreciation                                    05/22/00
Fidelity VIP Contrafund - Service Class 2                        TBD
Fidelity VIP Equity-Income - Service Class 2                     TBD
Fidelity VIP Growth - Service Class 2                            TBD
Fidelity VIP Growth Opportunities - Service Class 2              TBD
Fidelity VIP Overseas - Service Class 2                          TBD
HSBC Variable Cash Management                                 05/30/00
HSBC Variable Fixed Income                                    05/30/00
HSBC Variable Growth and Income                               05/30/00
Oppenheimer Aggressive Growth                                 05/22/00
Oppenheimer Main Street Growth & Income                       05/22/00
Oppenheimer Strategic Bond                                    05/22/00
Templeton Global Asset Allocation - Class2                    05/22/00
Templeton Foreign Securities - Class 2                        05/22/00
Wells Fargo VT Asset Allocation                               05/22/00
Wells Fargo VT Equity Income                                  05/22/00
Wells Fargo VT Growth                                         05/22/00



(Without the Enhanced Death Benefit Rider - Total Variable Account Annual Expenses 1.35*)

                                                                                                 10 Year or
                                                                                                   Since
Variable Sub-Account                                                         1 Year   5 Year    Inception
AIM V.I. Balanced                                                            -17.80%     N/A       -5.17%
AIM V.I. Capital Appreciation                                                -29.49%    3.95%      3.57%
AIM V.I. Government Securities                                                -0.20%    4.08%      4.17%
AIM V.I. Growth                                                              -39.96%    1.80%      2.06%
AIM V.I. High Yield                                                          -11.45%     N/A      -13.04%
AIM V.I. International Growth                                                -29.74%   -0.61%      0.46%
AIM V.I. Premier Equity                                                      -18.92%    7.66%      8.37%
Delaware VIP Small Cap Value                                                  5.15%      N/A       13.27%
Delaware VIP Trend                                                           -21.66%     N/A      -18.38%
The Dreyfus Socially Responsible Growth Fund, Inc.                           -28.80%     N/A      -23.19%
Dreyfus Stock Index                                                          -18.54%     N/A      -15.65%
Dreyfus VIF - Appreciation                                                   -15.71%     N/A      -10.55%
Fidelity VIP Contrafund - Service Class 2                                      N/A       N/A        N/A
Fidelity VIP Equity-Income - Service Class 2                                   N/A       N/A        N/A
Fidelity VIP Growth - Service Class 2                                          N/A       N/A        N/A
Fidelity VIP Growth Opportunities - Service Class 2                            N/A       N/A        N/A
Fidelity VIP Overseas - Service Class 2                                        N/A       N/A        N/A
HSBC Variable Cash Management                                                 -3.95%     N/A       -1.43%
HSBC Variable Fixed Income                                                    -2.16%     N/A       -0.15%
HSBC Variable Growth and Income                                              -23.41%     N/A      -14.54%
Oppenheimer Aggressive Growth                                                -37.37%     N/A      -29.57%
Oppenheimer Main Street Growth & Income                                      -16.55%     N/A      -15.04%
Oppenheimer Strategic Bond                                                    -1.74%     N/A       0.89%
Templeton Global Asset Allocation - Class2                                   -16.33%     N/A       -7.97%
Templeton Foreign Securities - Class 2                                       -22.31%     N/A      -11.65%
Wells Fargo VT Asset Allocation                                              -13.39%     N/A       -8.55%
Wells Fargo VT Equity Income                                                 -11.87%     N/A       -5.04%
Wells Fargo VT Growth                                                        -25.48%     N/A      -22.13%


(With the Enhanced Death Benefit Rider - Total Variable Account Annual Expenses 1.60%)*

                                                                                           5 Year     10 Year or
Variable Sub-Account                                                        1 Year               Since Inception

AIM V.I. Balanced                                                             -18.02%       N/A         -5.42%
AIM V.I. Capital Appreciation                                                 -29.68%      3.68%         3.31%
AIM V.I. Government Securities                                                 -0.46%      3.81%         3.90%
AIM V.I. Growth                                                               -40.12%      1.54%         1.80%
AIM V.I. High Yield                                                           -11.69%       N/A         -13.27%
AIM V.I. International Growth                                                 -29.93%      -0.87%        0.20%
AIM V.I. Premier Equity                                                       -19.14%      7.38%         8.10%
Delaware VIP Small Cap Value                                                   4.88%        N/A         12.98%
Delaware VIP Trend                                                            -21.87%       N/A         -18.60%
The Dreyfus Socially Responsible Growth Fund, Inc.                            -28.99%       N/A         -23.40%
Dreyfus Stock Index                                                           -18.76%       N/A         -15.87%
Dreyfus VIF - Appreciation                                                    -15.93%       N/A         -10.79%
Fidelity VIP Contrafund - Service Class 2                                       N/A         N/A           N/A
Fidelity VIP Equity-Income - Service Class 2                                    N/A         N/A           N/A
Fidelity VIP Growth - Service Class 2                                           N/A         N/A           N/A
Fidelity VIP Growth Opportunities - Service Class 2                             N/A         N/A           N/A
Fidelity VIP Overseas - Service Class 2                                         N/A         N/A           N/A
HSBC Variable Cash Management                                                  -4.20%       N/A         -1.68%
HSBC Variable Fixed Income                                                     -2.42%       N/A         -0.41%
HSBC Variable Growth and Income                                               -23.62%       N/A         -14.77%
Oppenheimer Aggressive Growth                                                 -37.54%       N/A         -29.76%
Oppenheimer Main Street Growth & Income                                       -16.77%       N/A         -15.27%
Oppenheimer Strategic Bond                                                     -2.00%       N/A          0.62%
Templeton Global Asset Allocation - Class2                                    -16.55%       N/A         -8.21%
Templeton Foreign Securities - Class 2                                        -22.51%       N/A         -11.89%
Wells Fargo VT Asset Allocation                                               -13.62%       N/A         -8.79%
Wells Fargo VT Equity Income                                                  -12.10%       N/A         -5.29%
Wells Fargo VT Growth                                                         -25.68%       N/A         -22.34%



*Standardized Total Returns reflect that certain investment advisors waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise Standardized returns would have been lower.


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula: Annualized Return = (1 + r) (to the power of 1/n) - 1 where r = cumulative rate of return for the period shown, and n = number of years in the period. The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit. Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one.

We compute other total returns on a similar basis. We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement);
"year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

 The non-standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2001 are set out below.
The Contract was first offered for sale as of the date of this Statement of Additional Information. Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges (but not the withdrawal charge, contract maintenance charge, or taxes) under the Contract that would have applied had it been available during the periods shown.

The inception date of each of the Variable Sub-Accounts appears in the table under "Standardized Total Returns" above.

(Without the Enhanced  Death Benefit  Rider - Total  Variable  Account  Expenses
1.35%)*


Variable Sub-Account                               1 Year          5 Year         10 Year or Since Inception

AIM V.I. Balanced                                   -12.62%           N/A                  -2.63%
AIM V.I. Capital Appreciation                       -24.32%          4.58%                  4.20%
AIM V.I. Government Securities                        4.98%          4.73%                  4.80%
AIM V.I. Growth                                     -34.78%          2.48%                  2.72%
AIM V.I. High Yield                                  -6.28%           N/A                 -10.22%
AIM V.I. International Growth                       -24.56%          0.14%                  1.16%
AIM V.I. Premier Equity                             -13.74%          8.21%                  8.90%
Delaware VIP Small Cap Value                         10.33%           N/A                  16.28%
Delaware VIP Trend                                  -16.48%           N/A                 -14.74%
The Dreyfus Socially Responsible Growth Fund, Inc.  -23.62%           N/A                 -19.43%
Dreyfus Stock Index                                 -13.36%           N/A                 -12.08%
Dreyfus VIF - Appreciation                          -10.53%           N/A                  -7.10%
Fidelity VIP Contrafund - Service Class 2             N/A             N/A                    N/A
Fidelity VIP Equity-Income - Service Class 2          N/A             N/A                    N/A
Fidelity VIP Growth - Service Class 2                 N/A             N/A                    N/A
Fidelity VIP Growth Opportunities - Service Class 2   N/A             N/A                    N/A
Fidelity VIP Overseas - Service Class 2               N/A             N/A                    N/A
HSBC Variable Cash Management                        1.23%            N/A                   1.88%
HSBC Variable Fixed Income                           3.02%            N/A                   3.13%
HSBC Variable Growth and Income                    -18.24%            N/A                 -10.96%
Oppenheimer Aggressive Growth                      -32.20%            N/A                 -25.61%
Oppenheimer Main Street Growth & Income            -11.37%            N/A                 -11.49%
Oppenheimer Strategic Bond                           3.43%            N/A                   4.10%
Templeton Global Asset Allocation - Class2         -11.15%            N/A                  -4.58%
Templeton Foreign Securities - Class 2             -17.13%            N/A                  -8.19%
Wells Fargo VT Asset Allocation                     -8.21%            N/A                  -5.14%
Wells Fargo VT Equity Income                        -6.69%            N/A                  -1.71%
Wells Fargo VT Growth                              -20.30%            N/A                 -18.39%



*Non-Standardized Total Returns reflect that certain investment advisors waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise Standardized returns would have been lower.


(With the Enhanced Death Benefit Rider - Total Variable  Account Annual Expenses
1.60%)*

Variable Sub-Account                                    1 Year               5 Year      10 Year or Since Inception

AIM V.I. Balanced                                      -12.84%                 N/A               -2.87%
AIM V.I. Capital Appreciation                          -24.51%                4.32%               3.94%
AIM V.I. Government Securities                           4.72%                4.46%               4.54%
AIM V.I. Growth                                        -34.94%                2.23%               2.46%
AIM V.I. High Yield                                     -6.51%                 N/A              -10.45%
AIM V.I. International Growth                          -24.75%               -0.11%               0.91%
AIM V.I. Premier Equity                                -13.96%                7.94%               8.63%
Delaware VIP Small Cap Value                            10.06%                 N/A               15.99%
Delaware VIP Trend                                     -16.69%                 N/A              -14.96%
The Dreyfus Socially Responsible Growth Fund, Inc.     -23.81%                 N/A              -19.63%
Dreyfus Stock Index                                    -13.58%                 N/A              -12.30%
Dreyfus VIF - Appreciation                             -10.76%                 N/A               -7.34%
Fidelity VIP Contrafund - Service Class 2                N/A                   N/A                N/A
Fidelity VIP Equity-Income - Service Class 2             N/A                   N/A                N/A
Fidelity VIP Growth - Service Class 2                    N/A                   N/A                N/A
Fidelity VIP Growth Opportunities - Service Class 2      N/A                   N/A                N/A
Fidelity VIP Overseas - Service Class 2                  N/A                   N/A                N/A
HSBC Variable Cash Management                            0.98%                 N/A                1.62%
HSBC Variable Fixed Income                               2.76%                 N/A                2.87%
HSBC Variable Growth and Income                        -18.44%                 N/A              -11.19%
Oppenheimer Aggressive Growth                          -32.37%                 N/A              -25.80%
Oppenheimer Main Street Growth & Income                -11.59%                 N/A              -11.71%
Oppenheimer Strategic Bond                               3.17%                 N/A                3.84%
Templeton Global Asset Allocation - Class2             -11.38%                 N/A               -4.82%
Templeton Foreign Securities - Class 2                 -17.34%                 N/A               -8.41%
Wells Fargo VT Asset Allocation                         -8.44%                 N/A               -5.38%
Wells Fargo VT Equity Income                            -6.92%                 N/A               -1.95%
Wells Fargo VT Growth                                  -20.50%                 N/A              -18.60%




*Non-Standardized Total Returns reflect that certain investment advisors waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise Standardized returns would have been lower.

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge, but not the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below.

The inception dates of each of the Portfolio's are set out below.


Variable                                              Inception date of
Sub-Account                                           corresponding portfolio

AIM V.I. Balanced                                         05/01/98
AIM V.I. Capital Appreciation                             05/05/93
AIM V.I. Government Securities                            05/05/93
AIM V.I. Growth                                           05/05/93
AIM V.I. High Yield                                       05/01/98
AIM V.I. International Growth                             05/05/93
AIM V.I. Premier Equity                                   05/05/93
Delaware VIP Small Cap Value                              12/27/93
Delaware VIP Trend                                        12/27/93
The Dreyfus Socially Responsible Growth Fund, Inc.        09/30/93
Dreyfus Stock Index                                       09/29/89
Dreyfus VIF - Appreciation                                04/05/93
Fidelity VIP Contrafund - Service Class 2                 01/04/95
Fidelity VIP Equity-Income - Service Class 2              10/10/86
Fidelity VIP Growth - Service Class 2                     10/10/86
Fidelity VIP Growth Opportunities - Service Class 2       01/03/95
Fidelity VIP Overseas - Service Class 2                   01/28/87
HSBC Variable Cash Management                             05/25/00
HSBC Variable Fixed Income                                05/25/00
HSBC Variable Growth and Income                           05/25/00
Oppenheimer Aggressive Growth                             08/15/86
Oppenheimer Main Street Growth & Income                   07/05/95
Oppenheimer Strategic Bond                                05/03/93
Templeton Global Asset Allocation - Class2                08/24/88
Templeton Foreign Securities - Class 2                    05/01/92
Wells Fargo VT Asset Allocation                           04/15/94
Wells Fargo VT Equity Income                              05/01/96
Wells Fargo VT Growth                                     04/12/94



(Without the Enhanced  Death Benefit  Rider - Total  Variable  Account  Expenses
1.35%)

Variable Sub-Account                                         1 Year           5 Year      10 Year or Since Inception

AIM V.I. Balanced                                              -17.80%             N/A               1.16%
AIM V.I. Capital Appreciation                                  -29.49%            3.95%             10.19%
AIM V.I. Government Securities                                  -0.20%            4.08%              4.00%
AIM V.I. Growth                                                -39.96%            1.80%              7.30%
AIM V.I. High Yield                                            -11.45%             N/A              -9.17%
AIM V.I. International Growth                                  -29.74%           -0.61%              5.36%
AIM V.I. Premier Equity                                        -18.92%            7.66%             11.83%
Delaware VIP Small Cap Value                                     5.15%            7.69%             10.45%
Delaware VIP Trend                                             -21.66%           11.59%             12.95%
The Dreyfus Socially Responsible Growth Fund, Inc.             -28.80%            5.37%             10.42%
Dreyfus Stock Index                                            -18.54%            8.30%             10.91%
Dreyfus VIF - Appreciation                                     -15.71%            8.84%             12.19%
Fidelity VIP Contrafund - Service Class 2*                     -18.83%            8.10%             13.68%
Fidelity VIP Equity-Income - Service Class 2*                  -11.68%            7.04%             11.73%
Fidelity VIP Growth - Service Class 2*                         -24.15%            9.31%             11.52%
Fidelity VIP Growth Opportunities - Service Class 2*           -20.97%            1.31%              7.38%
Fidelity VIP Overseas - Service Class 2*                       -27.44%           -0.09%              3.81%
HSBC Variable Cash Management                                   -3.95%             N/A              -1.38%
HSBC Variable Fixed Income                                      -2.16%             N/A              -0.12%
HSBC Variable Growth and Income                                -23.41%             N/A             -14.34%
Oppenheimer Aggressive Growth                                  -37.37%            5.01%             10.23%
Oppenheimer Main Street Growth & Income                        -16.55%            4.66%             11.87%
Oppenheimer Strategic Bond                                      -1.74%            2.27%              4.12%
Templeton Global Asset Allocation - Class2**                   -16.33%            4.13%              7.79%
Templeton Foreign Securities - Class 2**                       -22.31%            2.54%              7.98%
Wells Fargo VT Asset Allocation                                -13.39%            3.39%              5.72%
Wells Fargo VT Equity Income                                   -11.87%            7.34%              8.09%
Wells Fargo VT Growth                                          -25.48%            0.13%              6.36%



(With the Enhanced Death Benefit Rider - Total Variable  Account Annual Expenses
1.60%)*

Variable Sub-Account                                           1 Year           5 Year         10 Year or Since Inception

AIM V.I. Balanced                                              -18.02%            N/A                  0.90%
AIM V.I. Capital Appreciation                                  -29.68%           3.68%                 9.92%
AIM V.I. Government Securities                                  -0.46%           3.81%                 3.74%
AIM V.I. Growth                                                -40.12%           1.54%                 7.03%
AIM V.I. High Yield                                            -11.69%            N/A                 -9.41%
AIM V.I. International Growth                                  -29.93%          -0.87%                 5.09%
AIM V.I. Premier Equity                                        -19.14%           7.38%                11.55%
Delaware VIP Small Cap Value                                     4.88%           7.41%                10.18%
Delaware VIP Trend                                             -21.87%          11.31%                12.67%
The Dreyfus Socially Responsible Growth Fund, Inc.             -28.99%           5.10%                10.14%
Dreyfus Stock Index                                            -18.76%           8.03%                10.64%
Dreyfus VIF - Appreciation                                     -15.93%           8.56%                11.90%
Fidelity VIP Contrafund - Service Class 2*                     -19.04%           7.83%                13.40%
Fidelity VIP Equity-Income - Service Class 2*                  -11.92%           6.76%                11.45%
Fidelity VIP Growth - Service Class 2*                         -24.36%           9.03%                11.25%
Fidelity VIP Growth Opportunities - Service Class 2*           -21.18%           1.04%                 7.11%
Fidelity VIP Overseas - Service Class 2*                       -27.64%          -0.35%                 3.55%
HSBC Variable Cash Management                                   -4.20%            N/A                 -1.64%
HSBC Variable Fixed Income                                      -2.42%            N/A                 -0.38%
HSBC Variable Growth and Income                                -23.62%            N/A                -14.57%
Oppenheimer Aggressive Growth                                  -37.54%           4.74%                 9.95%
Oppenheimer Main Street Growth & Income                        -16.77%           4.39%                11.59%
Oppenheimer Strategic Bond                                      -2.00%           2.01%                 3.86%
Templeton Global Asset Allocation - Class 2**                  -16.55%           3.86%                 7.52%
Templeton Foreign Securities - Class 2**                       -22.51%           2.27%                 7.71%
Wells Fargo VT Asset Allocation                                -13.62%           3.12%                 5.46%
Wells Fargo VT Equity Income                                   -12.10%           7.07%                 7.81%
Wells Fargo VT Growth                                          -25.68%          -0.13%                 6.10%



*The Portfolios' Service Class 2 shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares.

**The Portfolios' Class 2 shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' Class I shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares.

***Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Rider as if that feature had been available throughout the periods shown.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  The sum of:

     (1) the net asset value per share of the mutual fund underlying the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the sub-account during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the sub-account determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the Mortality and Expense Risk Charge and the Administrative Expense Charge corresponding to the portion of the 365-day year (366 days for a Leap Year)that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, if any, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.




TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements of Allstate New York as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report included herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP. independent auditors, as stated in their report included herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is Two Prudential Plaza, 180 N. Stetson Ave., Chicago, IL 60601.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two year period then ended, the financial statements of Allstate New York as of December 31,2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow.

The financial statements and financial statement schedules of Allstate New York should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                             -----------------------
(IN THOUSANDS)                                                                     2001              2000               1999
                                                                                   ----              ----               ----
REVENUES
Premiums (net of reinsurance ceded of $5,494, $5,491, $4,253)                    $ 104,068         $ 104,316         $  63,748
Contract charges                                                                    41,241            41,885            38,626
Net investment income                                                              204,467           176,539           148,331
Realized capital gains and losses                                                    2,158            (5,181)           (2,096)
                                                                                   -------           -------           -------
                                                                                   351,934           317,559           248,609
                                                                                   -------           -------           -------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $2,269, $715, $1,166)         259,405           233,299           178,267
Amortization of deferred policy acquisition costs                                    7,187            13,744             8,985
Operating costs and expenses                                                        31,266            23,985            20,151
                                                                                   -------           -------           -------
                                                                                   297,858           271,028           207,403
                                                                                   -------           -------           -------


INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
  CHANGE IN ACCOUNTING PRINCIPLE                                                   54,076            46,531            41,206
Income tax expense                                                                 18,517            15,616            14,640
                                                                                   ------            ------            ------


INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                  35,559            30,915            26,566
Cumulative effect of change in accounting for derivative financial                 ------            ------            ------
  instruments, after-tax                                                             (147)                -                 -
                                                                                   ------            ------            ------


NET INCOME                                                                         35,412            30,915            26,566
                                                                                   ------            ------            ------


OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                                     753            88,008           (52,672)
                                                                                 --------         ---------         ---------
COMPREHENSIVE INCOME (LOSS)                                                      $ 36,165         $ 118,923         $ (26,106)
                                                                                 ========         =========         =========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                   2001           2000
                                                                                        ----           ----
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $2,678,265 and $2,260,087) $  2,894,461   $  2,476,132
  Mortgage loans                                                                         242,727        207,857
  Short-term                                                                              57,507         58,224
  Policy loans                                                                            33,160         31,772
                                                                                    ------------   ------------
    TOTAL INVESTMENTS                                                                  3,227,855      2,773,985

Cash                                                                                       7,375          2,162
Deferred policy acquisition costs                                                        156,615        124,601
Accrued investment income                                                                 33,601         32,422
Reinsurance recoverables, net                                                              1,146          1,269
Other assets                                                                              13,800          7,980
Separate Accounts                                                                        602,657        560,089
                                                                                    ------------   ------------
    TOTAL ASSETS                                                                    $  4,043,049   $  3,502,508
                                                                                    ============   ============
LIABILITIES
Reserve for life-contingent contract benefits                                       $  1,317,816   $  1,226,349
Contractholder funds                                                                   1,428,113      1,107,495
Current income taxes payable                                                               6,049         11,723
Deferred income taxes                                                                     64,612         53,181
Other liabilities and accrued expenses                                                   164,399        117,304
Payable to affiliates, net                                                                   427          3,556
Separate Accounts                                                                        602,657        560,089
                                                                                    ------------   ------------
    TOTAL LIABILITIES                                                                  3,584,073      3,079,697
                                                                                    ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 shares authorized and outstanding                     2,500          2,500
Additional capital paid-in                                                                45,787         45,787
Retained income                                                                          291,694        256,282
Accumulated other comprehensive income:
  Unrealized net capital gains and losses                                                118,995        118,242
                                                                                    ------------   ------------
    Total accumulated other comprehensive income                                         118,995        118,242
                                                                                    ------------   ------------
    TOTAL SHAREHOLDER'S EQUITY                                                           458,976        422,811
                                                                                    ------------   ------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                      $  4,043,049   $  3,502,508
                                                                                    ============   ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                   DECEMBER 31,
                                                                   ------------
(IN THOUSANDS)                                           2001          2000          1999
                                                         ----          ----          ----
COMMON STOCK
Balance, beginning of year                          $      2,500   $      2,500   $      2,000
Issuance of stock                                           --             --              500
                                                    ------------   ------------   ------------
Balance, end of year                                       2,500          2,500          2,500
                                                    ------------   ------------   ------------

ADDITIONAL CAPITAL PAID IN                                45,787         45,787         45,787
                                                    ------------   ------------   ------------

RETAINED INCOME
Balance, beginning of year                               256,282        225,367        198,801
Net income                                                35,412         30,915         26,566
                                                    ------------   ------------   ------------
Balance, end of year                                     291,694        256,282        225,367
                                                    ------------   ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                               118,242         30,234         82,906
Change in unrealized net capital gains and losses            753         88,008        (52,672)
                                                    ------------   ------------   ------------
Balance, end of year                                     118,995        118,242         30,234
                                                    ------------   ------------   ------------

TOTAL SHAREHOLDER'S EQUITY                          $    458,976   $    422,811   $    303,888
                                                    ============   ============   ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                                -----------------------
(IN THOUSANDS)                                                                           2001            2000            1999
                                                                                         ----            ----            ----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $     35,412    $     30,915    $     26,566
Adjustments to reconcile net income to net cash provided by operating activities
             Amortization and other non-cash items                                      (50,375)        (45,051)        (37,619)
             Realized capital gains and losses                                           (2,158)          5,181           2,096
             Cumulative effect of change in accounting for derivative financial
               instruments                                                                  147              -                -
             Interest credited to contractholder funds                                   65,117          52,499          36,736
             Changes in:
                  Life-contingent contract benefits and contractholder funds             76,756          75,031          38,527
                  Deferred policy acquisition costs                                     (44,007)        (25,303)        (17,262)
                  Income taxes payable                                                    5,429           4,305           2,094
                  Other operating assets and liabilities                                (14,095)        (11,916)         13,049
                                                                                   ------------    ------------    ------------
                     Net cash provided by operating activities                           72,226          85,661          64,187
                                                                                   ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                          232,233         164,125         161,443
Investment collections
             Fixed income securities                                                     94,121          42,449          21,822
             Mortgage loans                                                              15,460          15,681           7,479
Investments purchases
             Fixed income securities                                                   (650,801)       (516,908)       (383,961)
             Mortgage loans                                                             (50,200)        (55,914)        (31,888)
Change in short-term investments, net                                                    10,361          16,139          29,493
Change in policy loans, net                                                              (1,388)           (663)         (1,489)
                                                                                   ------------    ------------    ------------
                      Net cash used in investing activities                            (350,214)       (335,091)       (197,101)
                                                                                   ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                                        -               -             500
Contractholder fund deposits                                                            474,849         408,711         197,439
Contractholder fund withdrawals                                                        (191,648)       (158,254)        (67,007)
                                                                                   ------------    ------------    ------------
                      Net cash provided by financing activities                         283,201         250,457         130,932
                                                                                   ------------    ------------    ------------

NET INCREASE (DECREASE ) IN CASH                                                          5,213           1,027          (1,982)
CASH AT BEGINNING OF YEAR                                                                 2,162           1,135           3,117
                                                                                   ------------    ------------    ------------
CASH AT END OF YEAR                                                                $      7,375    $      2,162    $      1,135
                                                                                   ============    ============    ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION
     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
     The Company markets a diversified group of products to meet consumers' lifetime needs in the raeas of protection and retirement solutions in the state of New York through a combination of Allstate agencies, financial services firms, direct marketing and specialized brokers. The Company's life products include term life; whole life and universal life; annuities such as fixed annuities, market value adjusted annuities, variable annuities and immediate annuities; and other protection products such as accidental death and hospital indemnity.

     In 2001, annuity premiums and deposits represented 87.8% of the Company's total statutory premiums and deposits. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of New York, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of Other comprehensive income.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally includes collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.

     Investment income consists of interest which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company monitors its fixed income portfolio for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Statements of Operations.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments. Derivatives are accounted for on a fair value basis, and reported as Other assets. Beginning in January 2001, hedge accounting is not applied to these strategies which utilize the financial futures contracts for interest rate risk management purposes. Therefore, the gains and losses pertaining to the change in the fair value of the financial futures contracts are recognized in Realized capital gains and losses during the period on a current basis. The Company did not hold any derivative financial instruments at December 31, 2001.

     Prior to January 2001, if specific criteria were met, these futures were designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that were not designated as accounting hedges were accounted for on a fair value basis. Under deferral accounting, gains and losses

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

on financial futures contracts were deferred as Other liabilities and accrued expenses. Once the anticipated transaction occurred, the deferred gains and losses were considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred continue to be recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives were also deferred as an adjustment to the carrying value of the hedged item.

SECURITIES LOANED
     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received in Short-term investments and Other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED
     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.
Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid in variable annuity contracts.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

DEFERRED POLICY ACQUISITION COSTS
     Costs that vary with and are primarily related to acquiring life and investment business, principally agents' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and immediate annuities with life contingencies, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies. For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of contract issue and comprise estimated future investment, mortality, expense margins and surrender charges. For 2001, the average long-term rate of assumed future investment yield used in estimating gross profit margins is 8% plus 1.25% for fees. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs. New costs associated with internal exchanges of investment contracts are deferred and amortized into income. The balance of the original costs deferred and carried over, plus the new costs deferred due to internal exchanges, is limited to the amount of costs that would be deferred from the issuance of new investment contracts. Any excess costs are charged to income at the time of the exchange. The Company periodically compares the present value of future gross profits to costs deferred to ensure they are sufficient to amortize deferred policy acquisition costs. As a result, the Company concludes that the balance of deferred policy acquisition costs is reasonable and recoverable at December 31, 2001.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in Accumulated other comprehensive income.

     All other acquisition expenses are charges to operations as incurred.

REINSURANCE RECOVERABLE
     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). The amounts reported in the statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, and deferred policy acquisition costs.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

SEPARATE ACCOUNTS
     The assets and liabilities related to variable annuity contracts are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

CONTRACTHOLDER FUNDS
     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

OFF BALANCE SHEET FINANCIAL INSTRUMENTS
     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
     In June 2001, the FASB issued SFAS No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. As of December 31, 2001, the Company's unamortized goodwill balance was $160 thousand and goodwill amortization expense recognized during 2001 was $6 thousand. Transitional goodwill impairment testing is being conducted and the impact is not expected to be material to the results of operations or financial position of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

REINSURANCE
     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 8).

STRUCTURED SETTLEMENT ANNUITIES
     The Company issued $23.7 million, $16.2 million and $16.9 million of structured settlement annuities, a type of immediate annuity, in 2001, 2000 and 1999, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlement annuities in matters involving AIC. Of these amounts, $4.9 million, $4.5 million and $4.8 million relate to structured settlement annuities with life contingencies and are included in premium income in 2001, 2000 and 1999, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities related to the surety bonds were $1.40 billion and $1.29 billion at December 31, 2001 and 2000, respectively.

BUSINESS OPERATIONS
     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $26.6 million, $15.6 million and $16.0 million in 2001, 2000 and 1999, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT
     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the inter-company loan agreement at December 31, 2001 and 2000, respectively.

BROKER/DEALER AGREEMENT
     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10.5 million and $10.9 million of commission expenses and other distribution expenses payable to ADLLC during 2001 and 2000, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees of $127 thousand for the year ended December 31, 2001. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $855 thousand and $549 thousand for the year ended December 31, 2001 and December 31, 2000, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 10).

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS UNREALIZED
                                         AMORTIZED       --------------------           FAIR
                                           COST          GAINS          LOSSES          VALUE
                                           ----          -----          ------          -----
(IN THOUSANDS)
AT DECEMBER 31, 2001
U.S. government and agencies           $    579,607   $    117,918   $       (533)   $    696,992
Municipal                                   150,543          3,695            (47)        154,191
Corporate                                 1,467,636         96,973        (18,492)      1,546,117
Mortgage-backed securities                  425,635         16,737           (228)        442,144
Asset-backed securities                      54,844          1,081           (908)         55,017
                                       ------------   ------------   ------------    ------------
    Total fixed income securities      $  2,678,265   $    236,404   $    (20,208)   $  2,894,461
                                       ============   ============   ============    ============

AT DECEMBER 31, 2000
U.S. government and agencies           $    528,301   $    151,317   $        (81)   $    679,537
Municipal                                    97,310          2,626           (858)         99,078
Corporate                                 1,227,247         70,431        (20,527)      1,277,151
Mortgage-backed securities                  368,614         13,004           (669)        380,949
Asset-backed securities                      38,615            831            (29)         39,417
                                       ------------   ------------   ------------    ------------
    Total fixed income securities      $  2,260,087   $    238,209   $    (22,164)   $  2,476,132
                                       ============   ============   ============    ============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                          AMORTIZED             FAIR
                                                            COST               VALUE
                                                            ----               -----
(IN THOUSANDS)
Due in one year or less                                $     43,628       $     44,768
Due after one year through five years                       382,760            401,443
Due after five years through ten years                      399,176            421,689
Due after ten years                                       1,372,222          1,529,400
                                                       ------------       ------------
                                                          2,197,786          2,397,300
Mortgage- and asset-backed securities                       480,479            497,161
                                                       ------------       ------------
    Total                                              $  2,678,265       $  2,894,461
                                                       ============       ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

YEAR ENDED DECEMBER 31,                             2001           2000             1999
                                                    ----           ----             ----
(IN THOUSANDS)
Fixed income securities                         $    189,793   $    160,919   $    135,561
Mortgage loans                                        16,677         14,899         12,346
Other                                                  1,307          3,227          3,495
                                                ------------   ------------   ------------
  Investment income, before expense                  207,777        179,045        151,402
  Investment expense                                   3,310          2,506          3,071
                                                ------------   ------------   ------------
  Net investment income                         $    204,467   $    176,539   $    148,331
                                                ============   ============   ============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

                                                         2001            2000              1999
                                                         ----            ----              ----
(IN THOUSANDS)
Fixed income securities                              $      1,514    $     (5,878)   $     (2,207)
Mortgage loans                                                166             697              42
Other                                                         478               -              69
                                                     ------------    ------------    ------------
  Realized capital gains and losses                         2,158          (5,181)         (2,096)
  Income taxes                                               (755)          1,866             765
                                                     ------------    ------------    ------------
  Realized capital gains and losses, after tax       $      1,403    $     (3,315)   $     (1,331)
                                                     ============    ============    ============

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

                                                         2001            2000            1999
                                                         ----            ----            ----
(IN THOUSANDS)
Portfolio trading                                    $      3,461    $     (2,089)   $     (2,096)
Write-downs in value                                       (1,252)         (3,092)              -
Derivative valuation adjustments                              (51)              -               -
                                                     ------------    ------------    ------------
  Realized capital gains and losses                         2,158          (5,181)         (2,096)
  Income taxes                                               (755)          1,866             765
                                                     ------------    ------------    ------------
  Realized capital gains and losses, after tax       $      1,403    $     (3,315)   $     (1,331)
                                                     ============    ============    ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Excluding calls and prepayments, gross gains of $7.4 million, $3.0 million and $1.7 million and gross losses of $4.5 million, $8.9 million and $3.8 million were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                           COST/                             GROSS UNREALIZED           UNREALIZED
(IN THOUSANDS)                                        AMORTIZED COST     FAIR VALUE       GAINS          LOSSES         NET GAINS
                                                      --------------     ----------       -----          ------         ---------
Fixed income securities                                $  2,678,265    $  2,894,461   $    236,404   $    (20,208)   $    216,196
                                                       ============    ============   ============   ============    ============
Deferred income taxes, deferred policy acquisition
costs and other                                                                                                           (97,201)
                                                                                                                     ------------
Unrealized net capital gains and losses                                                                              $    118,995
                                                                                                                     ============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                                                       2001                  2000                  1999
                                                                              ----                  ----                  ----
(IN THOUSANDS)
Fixed income securities                                                  $           151        $    161,716          $   (262,766)
Deferred income taxes, deferred policy acquisition costs and other                   602             (73,708)              210,094
                                                                           -------------        ------------          ------------
Increase (decrease) in unrealized net capital gains and losses           $           753        $     88,008          $    (52,672)
                                                                         ===============        ============          ============

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
     Pretax provisions for investment losses, principally relating to write-downs on fixed income securities, were $1.3 million and $3.1 million in 2001 and 2000, respectively. There were no provisions for investment losses in 1999.

MORTGAGE LOAN IMPAIRMENT
     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2001 and 2000.

     There was no valuation allowance balance at December 31, 2001. The valuation allowance for mortgage loans at December 31, 2000 and 1999 was $119 thousand and $600 thousand, respectively. Net reductions to the mortgage loan valuation allowances were $119 thousand, $481 thousand and none for the year ended December 31, 2001, 2000 and 1999, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION
     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2001:

(% of municipal bond portfolio carrying value)      2001           2000
                                                    ----           ----
     California                                     15.0%          23.4%
     Pennsylvania                                   12.8           14.9
     Illinois                                       10.8            6.9
     Missouri                                        8.6              -
     Florida                                         8.2              -
     Ohio                                            7.2           10.7
     Alaska                                          6.5              -
     Mississippi                                     6.4              -
     Utah                                            5.2            8.1

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2001:

(% of commercial mortgage portfolio carrying value)     2001              2000
                                                        ----              ----
    California                                          24.9%             30.8%
    New York                                            22.1              26.8
    New Jersey                                          17.8              16.0
    Illinois                                            14.3              14.3
    Pennsylvania                                        13.4               6.8

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)     2001              2000
                                                        ----              ----
     Office buildings                                   26.9%              21.2%
     Retail                                             25.5               29.0
     Warehouse                                          19.5               18.4
     Apartment complex                                  18.4               17.4
     Industrial                                          3.9                6.9
     Other                                               5.8                7.1
                                                       -----              -----
                                                       100.0%             100.0%
                                                       =====              =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2001, are as follows:

                               NUMBER OF LOANS        CARRYING VALUE             PERCENT
                               ---------------        --------------             -------
    (IN THOUSANDS)
    2002                              1                $      766                   0.3%
    2003                              -                         -                    -
    2004                              2                     1,955                   0.8
    2005                              3                     7,481                   3.1
    2006                              5                    29,910                  12.3
    Thereafter                       44                   202,615                  83.5
                                     --                ----------                 -----
      Total                          55                $  242,727                 100.0%
                                     ==                ==========                 ======

     In 2001, $3.1 million of commercial mortgage loans were contractually due and paid.

SECURITIES LENDING
     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, which mostly include large brokerage firms. At December 31, 2001, fixed income securities with a carrying value of $140.3 million have been pledged as collateral under these lending agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments with an offsetting liability recorded in Other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral was $572 thousand, $109 thousand and $33 thousand, as of December 31, 2001, 2000 and 1999, respectively.

SECURITIES ON DEPOSIT
     At December 31, 2001, fixed income securities with a carrying value of $2.1 million were on deposit with regulatory authorities as required by law.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
     The carrying value and fair value of financial assets at December 31, are as follows:

                                           2001                               2000
                            ------------------------------       -----------------------------
                               CARRYING           FAIR             CARRYING           FAIR
                                VALUE            VALUE              VALUE            VALUE
                                -----            -----              -----            -----
(IN THOUSANDS)
Fixed income securities     $  2,894,461      $  2,894,461       $  2,476,132     $  2,476,132
Mortgage loans                   242,727           247,670            207,857          212,345
Short-term investments            57,507            57,507             58,224           58,224
Policy loans                      33,160            33,160             31,772           31,772
Separate Accounts                602,657           602,657            560,089          560,089

     Fair values of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                              2001                             2000
                                                  ----------------------------       -----------------------
                                                   CARRYING           FAIR           CARRYING         FAIR
(IN THOUSANDS)                                       VALUE            VALUE            VALUE          VALUE
                                                     -----            -----            -----          -----
Contractholder funds on investment contracts      $ 1,173,357      $ 1,155,665       $ 874,158     $ 850,767
Separate Accounts                                     602,657          602,657         560,089       560,089

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company utilizes financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes. Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures to manage its market risk related to forecasted investment purchases and sales. Futures used to reduce interest rate risk related to forecasted transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company did not hold a derivative position and did not pledge any securities as collateral at December 31, 2001.

     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments:


                                  CREDIT           FAIR        CARRYING VALUE  CARRYING VALUE
(IN THOUSANDS)                   EXPOSURE          VALUE          ASSETS       (LIABILITIES)
                                 --------          -----          ------        -----------
AT DECEMBER 31, 2001
--------------------
Financial futures contracts      $      -        $      -        $     -        $        -

AT DECEMBER 31, 2000
--------------------
Financial futures contracts      $      -        $    (32)       $     -        $      (54)


     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts.


     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                2001               2000
                                                                ----               ----
   (IN THOUSANDS)
   Immediate annuities:
     Structured settlement annuities                       $  1,234,918       $   1,147,530
     Other immediate annuities                                    5,079               4,449
   Traditional life                                              75,082              72,157
   Other                                                          2,737               2,213
                                                              ---------          ----------
     Total Reserve for life-contingent contract benefits   $  1,317,816       $   1,226,349
                                                              =========          ==========


     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 5.5% to 9.5% for structured settlement annuities;3.0% to 11.5% for immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $13.5 million and $26.5 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2001 and 2000, respectively.

     At December 31, Contractholder funds are as follows:

                                              2001                    2000
                                              ----                    ----
    (IN THOUSANDS)
    Interest-sensitive life              $     256,462         $      233,320
    Fixed annuities:
      Immediate annuities                      430,261                387,281
      Deferred annuities                       739,019                486,886
    Other investment contracts                   2,371                      8
                                            ----------             ----------
      Total contractholder funds         $   1,428,113         $    1,107,495
                                            ==========             ==========


     Contractholder funds activity for the year ended December 31,consists of the following:

    (IN THOUSANDS)                                               2001                   2000
                                                                 ----                   ----
    Balance, beginning of year                            $    1,107,495          $     839,159
       Deposits                                                  474,849                408,711
       Surrenders and withdrawals                                (92,039)               (69,778)
       Death benefits                                            (10,623)                (8,366)
       Interest credited to contractholders' funds                65,117                 52,499
       Transfers (to)/from Separate Accounts                     (88,986)               (80,109)
       Other adjustments                                         (27,700)               (34,621)
                                                                 -------              ---------
    Balance; end of year                                  $    1,428,113          $   1,107,495
                                                               =========              =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 6.3% for interest-sensitive life contracts; 3.2% to 9.8% for immediate annuities; 4.2% to 7.7% for deferred annuities and 2.0% to 5.7% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 1.2% of deferred annuities are subject to a market value adjustment.

7. DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2001 and 2000 are as follows:

                                                          2001                        2000
                                                          ----                        ----
    (IN THOUSANDS)
    Balance, beginning of year                       $   124,601                 $   106,932
    Acquisition costs deferred                            51,194                      39,047
    Amortization charged to income                        (7,187)                    (13,744)
    Effect of unrealized gains and losses                (11,993)                     (7,634)
                                                        --------                    --------
    Balance, end of year                             $   156,615                 $   124,601
                                                        ========                    ========

8. REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. (See Note 3 for discussion of reinsurance agreements with ALIC.)

     The effects of reinsurance on premiums written and earned for the year ended December 31, were as follows:

                                                             2001         2000         1999
                                                             ----         ----         ----
(IN THOUSANDS)
PREMIUMS AND CONTRACT CHARGES

Direct                                                    $ 150,163    $ 150,498    $ 105,580
Assumed - non-affiliate                                         640        1,194        1,047
Ceded
  Affiliate                                                  (4,617)      (4,621)      (3,408)
  Non-affiliate                                                (877)        (870)        (845)
                                                          ---------    ---------    ---------
     Premiums and contract charges, net of reinsurance    $ 145,309    $ 146,201    $ 102,374
                                                          =========    =========    =========

                                               2001         2000          1999
                                               ----         ----          ----
(IN THOUSANDS)
CONTRACT BENEFITS
Direct                                      $ 261,504    $ 234,053    $ 179,265
Assumed - non-affiliate                           170          (39)         168
Ceded
  Affiliate                                      (945)        (492)        (211)
  Non-affiliate                                (1,324)        (223)        (955)
                                            ---------    ---------    ---------
    Contract benefits, net of reinsurance   $ 259,405    $ 233,299    $ 178,267
                                            =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Included in reinsurance recoverables at December 31, 2001 and 2000 are the net amounts owed to ALIC of $345 thousand and $569 thousand, respectively.

9. COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

10. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                            2001         2000
                                            ----         ----
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                $  51,989    $  49,070
Discontinued operations                        366          366
Other postretirement benefits                  261          284
Other assets                                 1,046        1,150
                                         ---------    ---------

  Total deferred assets                     53,662       50,870

DEFERRED LIABILITIES
Deferred policy acquisition costs          (44,950)     (32,047)
Unrealized net capital gains               (64,074)     (63,669)
Difference in tax bases of investments      (6,980)      (5,952)
Prepaid commission expense                    (561)        (759)
Other liabilities                           (1,709)      (1,624)
                                         ---------    ---------

  Total deferred liabilities              (118,274)    (104,051)
                                         ---------    ---------

  Net deferred liability                 $ (64,612)   $ (53,181)
                                         =========    =========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                2001       2000      1999
                                ----       ----      ----
(IN THOUSANDS)
Current                      $  7,412   $ 12,901   $  8,650
Deferred                       11,105      2,715      5,990
                             --------   --------   --------
  Total income tax expense   $ 18,517   $ 15,616   $ 14,640
                             ========   ========   ========

     The Company paid income taxes of $13.1 million, $11.3 million and $12.5 million in 2001, 2000 and 1999, respectively. The Company had a current income tax liability of $6.0 million and $11.7 million at December 31, 2001 and 2000, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                               2001     2000     1999
                               ----     ----     ----
Statutory federal income tax   35.0%    35.0%    35.0%
State income tax expense        0.4      1.0      1.6
Other                          (1.2)    (2.4)    (1.1)
                               ----     ----     ----
Effective income tax           34.2%    33.6%    35.5%
                               ====     ====     ====

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11. STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                              NET INCOME                  SHAREHOLDER'S EQUITY
                                                  ----------------------------------     ----------------------
(IN THOUSANDS)                                       2001         2000         1999         2001          2000
                                                     ----         ----         ----         ----          ----
Balance per GAAP                                  $  35,412    $  30,915    $  26,566    $ 458,976    $ 422,811
Unrealized gain/loss on fixed income securities        --           --           --       (216,196)    (216,045)
Deferred policy acquisition costs                   (45,834)     (25,528)     (17,970)    (156,615)    (124,601)
Deferred income taxes                                 7,490        2,177        4,804       64,612       53,181
Employee benefits                                      (372)         (92)        (351)        (441)         343
Reserves and non-admitted assets                     15,060       18,551        6,549       94,412      127,057
Separate Accounts                                      --           --           --            474      (24,820)
Other                                                  (921)          65         (831)         (95)         233
                                                  ---------    ---------    ---------    ---------    ---------
Balance per statutory accounting practices        $  10,835    $  26,088    $  18,767    $ 245,127    $ 238,159
                                                  =========    =========    =========    =========    =========

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual -Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

     The State of New York chose not to adopt Statement of Statutory Accounting Principles No. 10, Income Taxes. If the State of New York did adopt Statement of Statutory Accounting Principles No. 10, Income Taxes, the Company would have reported an increase to surplus of $3.4 million for the year ended December 31, 2001.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $1.9 million effective January 1, 2001.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements Codification. As the NAIC announces changes and as they are approved by the New York Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year.. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the New York State Insurance Department is $8.7 million. In the twelve-month period beginning January 1, 2001, the Company did not pay any dividends.

RISK-BASED CAPITAL
     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above a level that would require regulatory action.

12. BENEFIT PLANS

PENSION PLANS
     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     AIC provides defined pension plans which cover most domestic full-time employees and certain employee agents. Pension benefits are based upon the employee's length of service and eligible annual compensation. AIC's pension plan funding policy is to make annual contributions in accordance with accepted actuarial cost methods. The benefit to the Company increased net income by $87 thousand, $62 thousand and $263 thousand for the pension plans in 2001, 2000 and 1999, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     AIC also provides certain health care and life insurance benefits for employees when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The cost to the Company reduced net income by $304 thousand, $80 thousand and $96 thousand for postretirement benefits other than pension plans in 2001, 2000 and 1999, respectively.

PROFIT SHARING PLAN
     Most domestic full-time and certain part-time employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Profit Sharing Plan"). Contributions are based on the Corporation's matching obligation and performance. The cost allocated to the Company for this benefit was $374 thousand, $198 thousand and $176 thousand in 2001, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

13. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                 2001                         2000                             1999
                                      --------------------------  ------------------------------  ------------------------------
                                                        AFTER-                          AFTER-                          AFTER-
(IN THOUSANDS)                        PRETAX    TAX      TAX      PRETAX       TAX       TAX       PRETAX      TAX       TAX
                                      ------    ---      ---      ------       ---       ---       ------      ---       ---
UNREALIZED CAPITAL GAINS
AND LOSSES AND NET LOSSES ON
DERIVATIVE FINANCIAL INSTRUMENTS
  Unrealized holding
    gains (losses) arising
    during the period                 $ 1,457  $ (510) $     947 $ 129,754  $ (45,414) $  84,340  $ (83,241) $  29,134 $ (54,107)
  Less: reclassification
    adjustments                           299    (105)       194    (5,643)     1,975     (3,668)    (2,207)       772    (1,435)
                                      -------  ------  --------- ---------  ---------  ---------  ---------  --------- ---------
Unrealized net capital
  gains (losses)                        1,158    (405)       753   135,397    (47,389)    88,008    (81,034)    28,362   (52,672)
                                      -------  ------  --------- ---------  ---------  ---------  ---------  --------- ---------
  Net losses on derivative
 financial instruments arising
 during the period                        (51)     18        (33)        -          -          -          -          -         -
  Less: reclassification
  Adjustments for
  derivative financial                    (51)     18        (33)        -          -          -          -          -         -
  instruments                         -------   -----  --------- ---------  ---------  ---------  ---------  --------- ---------
Net losses on derivative
financial instruments                       -       -          -         -          -          -          -          -         -
                                      -------   -----  --------- ---------  ---------  ---------  ---------  --------- ---------
Other comprehensive
 income (loss)                        $ 1,158  $ (405) $     753 $ 135,397  $ (47,389) $  88,008  $ (81,034) $  28,362 $ (52,672)
                                      =======  ======  ========= =========  =========  =========  =========  ========= =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                 (IN THOUSANDS)


                                                    GROSS                           NET
YEAR ENDED DECEMBER 31, 2001                       AMOUNT           CEDED          AMOUNT
----------------------------                       ------           -----          ------
Life insurance in force                         $  17,584,475   $   2,189,352   $  15,395,123
                                                =============   =============   =============
Premiums and contract charges:
     Life and annuities                         $     141,420   $       4,606   $     136,814
     Accident and health                                9,383             888           8,495
                                                -------------   -------------   -------------
                                                $     150,803   $       5,494   $     145,309
                                                =============   =============   =============

                                                    GROSS                            NET
YEAR ENDED DECEMBER 31, 2000                       AMOUNT           CEDED          AMOUNT
----------------------------                       ------           -----          ------

Life insurance in force                         $  15,916,421   $   1,592,962   $  14,323,459
                                                =============   =============   =============
Premiums and contract charges:
     Life and annuities                         $     143,550   $       4,706   $     138,844
     Accident and health                                8,142             785           7,357
                                                -------------   -------------   -------------
                                                $     151,692   $       5,491   $     146,201
                                                =============   =============   =============

                                                    GROSS                           NET
YEAR ENDED DECEMBER 31, 1999                       AMOUNT           CEDED          AMOUNT
----------------------------                       ------           -----          ------

Life insurance in force                         $  14,140,049   $   1,066,993   $  13,073,056
                                                =============   =============   =============
Premiums and contract charges:
     Life and annuities                         $      99,760   $       3,397   $      96,363
     Accident and health                                6,867             856           6,011
                                                -------------   -------------   -------------
                                                $     106,627   $       4,253   $     102,374
                                                =============   =============   =============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                             BALANCE AT      CHARGED TO                      BALANCE AT
                                             BEGINNING       COSTS AND                         END OF
                                             OF PERIOD        EXPENSES       DEDUCTIONS        PERIOD
                                             ---------        --------       ----------        ------
YEAR ENDED DECEMBER 31, 2001
----------------------------

Allowance for estimated losses
  on mortgage loans                          $      119      $        -      $      119      $        -
                                             ==========      ==========      ==========      ==========

YEAR ENDED DECEMBER 31, 2000
----------------------------

Allowance for estimated losses
  on mortgage loans                          $      600      $        -      $      481      $      119
                                             ==========      ==========      ==========      ==========
YEAR ENDED DECEMBER 31, 1999
----------------------------

Allowance for estimated losses
  on mortgage loans                          $      600      $        -       $       -      $      600
                                             ==========      ==========       =========      ==========

                                        ----------------------------------------
                                        ALLSTATE LIFE OF NEW YORK SEPARATE
                                        ACCOUNT A

                                        FINANCIAL STATEMENTS AS OF DECEMBER 31,
                                        2001 AND FOR THE PERIODS ENDED DECEMBER
                                        31, 2001 AND DECEMBER 31, 2000, AND
                                        INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V.I.                                                                AIM V.I.
                                               Aggressive         AIM V.I.          AIM V.I.          AIM V.I.          Capital
                                                 Growth           Balanced        Basic Value (a)    Blue Chip        Appreciation
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total assets                             $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                            $   4,034,438     $   7,167,022     $     700,428     $   6,705,572     $  10,003,902
Contracts in payout (annuitization) period                -             9,780                 -             7,868             2,334
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total net assets                         $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                               373,214           661,456            68,334     $     944,225           460,692
                                             ===============   ===============   ===============   ===============   ===============

     Cost                                     $   5,363,629     $   7,832,112     $     664,336     $   8,035,062     $  12,802,854
                                             ===============   ===============   ===============   ===============   ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              --------------------------------------------------------------------------------------

                                                AIM V.I.                            AIM V.I.          AIM V.I.          AIM V.I.
                                                 Capital        AIM V.I. Dent      Diversified         Global          Government
                                               Development       Demographics        Income           Utilities        Securities
                                              --------------    ---------------   --------------    --------------   ---------------
ASSETS
Investments at fair value                      $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              --------------    ---------------   --------------    --------------   ---------------

     Total assets                              $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              ==============    ===============   ==============    ==============   ===============

NET ASSETS
Accumulation units                             $  1,094,122      $   2,019,260     $  3,344,497      $  2,128,907     $   5,221,367
Contracts in payout (annuitization) period            3,417                  -           14,431                 -                 -
                                              --------------    ---------------   --------------    --------------   ---------------

     Total net assets                          $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              ==============    ===============   ==============    ==============   ===============

FUND SHARE INFORMATION
     Number of shares                                91,921            361,227          367,900           157,115           452,851
                                              ==============    ===============   ==============    ==============   ===============

     Cost                                      $  1,177,473      $   2,952,623     $  3,778,700      $  2,993,888     $   5,208,075
                                              ==============    ===============   ==============    ==============   ===============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                       AIM V.I.         AIM V.I.
                                                               AIM V.I. Growth    AIM V.I. High     International       Mid Cap
                                             AIM V.I. Growth      and Income          Yield             Equity         Equity (a)
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total assets                             $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                            $   7,678,261     $  14,779,511     $     791,236     $   4,449,167     $     119,165
Contracts in payout (annuitization) period           58,104            68,369                 -                 -                 -
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total net assets                         $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                               472,594           735,044           149,009           298,402            11,116
                                             ===============   ===============   ===============   ===============   ===============

     Cost                                     $  11,824,231     $  18,002,096     $     967,874     $   6,168,043     $     113,961
                                             ===============   ===============   ===============   ===============   ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Delaware Group Premium
                                                 AIM Variable Insurance Funds Sub-Accounts             Fund, Inc. Sub-Accounts
                                             ---------------------------------------------------   ---------------------------------

                                               AIM V.I.                                               Delaware
                                                 Money          AIM V.I. New                          GP Small          Delaware
                                                Market         Technology (b)    AIM V.I. Value      Cap Value          GP Trend
                                             --------------    --------------    ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total assets                             $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             ==============    ==============    ===============   ===============   ===============

NET ASSETS
Accumulation units                            $  5,165,997      $  1,617,056      $  24,295,273     $     582,701     $     187,311
Contracts in payout (annuitization)
period                                                   -                 -             55,517                 -                 -
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total net assets                         $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             ==============    ==============    ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                            5,165,997           384,099          1,042,860            29,836             7,424
                                             ==============    ==============    ===============   ===============   ===============

     Cost                                     $  5,165,997      $  4,331,843      $  28,808,708     $     536,303     $     198,022
                                             ==============    ==============    ===============   ===============   ===============

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Dreyfus Socially     Dreyfus
                                                Dreyfus Variable    Responsible         Stock
                                                 Investment Fund  Growth Fund, Inc.   Index Fund      Fidelity Variable Insurance
                                                  Sub-Account       Sub-Account      Sub-Account       Products Fund Sub-Accounts
                                                ----------------  ----------------   -------------   -------------------------------

                                                                  Dreyfus Socially     Dreyfus
                                                  VIF Capital       Responsible         Stock             VIP          VIP Equity-
                                                 Appreciation         Growth          Index Fund      Contrafund         Income
                                                ----------------  ----------------   -------------   --------------   --------------
ASSETS
Investments at fair value                         $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 --------------    --------------    -------------   --------------   --------------

     Total assets                                 $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 ==============    ==============    =============   ==============   ==============

NET ASSETS
Accumulation units                                $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
Contracts in payout (annuitization) period                   -                 -                -                -                -
                                                 --------------    --------------    -------------   --------------   --------------

     Total net assets                             $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 ==============    ==============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                             $      7,100      $      8,737           51,502           36,247           43,855
                                                 ==============    ==============    =============   ==============   ==============

     Cost                                         $    261,690      $    282,508      $ 1,605,203     $    763,460     $  1,017,326
                                                 ==============    ==============    =============   ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                                            VIP
                                                                    VIP Growth         VIP High            VIP          Investment
                                                   VIP Growth      Opportunities        Income        Index 500 (c)     Grade Bond
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   44,034           12,228           23,494             4,076           23,031
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,579,003     $    196,980      $   154,822      $    547,108     $    289,759
                                                 ==============   ==============    =============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                     Fidelity
                                                     Variable
                                                   Insurance       Franklin Templeton Variable
                                                 Products Fund          Insurance Products              HSBC Variable Insurance
                                                  Sub-Accounts          Trust Sub-Accounts                 Funds Sub-Accounts
                                                 --------------   -------------------------------    -------------------------------

                                                                    Templeton        Templeton
                                                                      Asset         International    HSBC VI Cash     HSBC VI Fixed
                                                 VIP Overseas       Strategy         Securities       Management         Income
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   28,087            8,397           33,453         1,084,968           53,291
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $    435,805     $    138,594      $   462,453      $  1,084,968     $    542,164
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                  HSBC Variable
                                                 Insurance Funds
                                                   Sub-Accounts              MFS Variable Insurance Trust Sub-Accounts
                                                 ---------------  ------------------------------------------------------------------

                                                    HSBC VI
                                                    Growth                            MFS High       MFS Investors       MFS New
                                                   & Income       MFS Bond (c)         Income          Trust (d)        Discovery
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  179,584           17,684           10,425            12,997           10,574
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,689,568     $    197,515      $    98,839      $    230,944     $    155,254
                                                 ==============   ==============    =============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                   Oppenheimer                       Oppenheimer       Oppenheimer      Oppenheimer
                                                   Aggressive       Oppenheimer        Capital           Global            High
                                                     Growth          Bond (c)       Appreciation       Securities       Income (c)
                                                 --------------   --------------   --------------    --------------   --------------
ASSETS
Investments at fair value                         $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 --------------   --------------   --------------    --------------   --------------

     Total assets                                 $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 ==============   ==============   ==============    ==============   ==============

NET ASSETS
Accumulation units                                $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
Contracts in payout (annuitization) period                                    -                -                 -                -
                                                 --------------   --------------   --------------    --------------   --------------

     Total net assets                             $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 ==============   ==============   ==============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   20,943           24,965           22,778            15,040           26,276
                                                 ==============   ==============   ==============    ==============   ==============

     Cost                                         $  1,017,087     $    281,341     $    856,892      $    348,699     $    223,880
                                                 ==============   ==============   ==============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                                 Oppenheimer Variable Account Funds Sub-Accounts           Trust Sub-Accounts
                                                 ------------------------------------------------    -------------------------------
                                                  Oppenheimer      Oppenheimer
                                                  Main Street      Main Street      Oppenheimer       VT American
                                                   Growth &         Small Cap        Strategic        Government         VT Asia
                                                    Income         Growth (e)           Bond            Income           Pacific
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   74,984           17,400          222,742           417,663           30,091
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,519,000     $    183,170      $ 1,026,112      $  4,720,487     $    296,678
                                                 ==============   ==============    =============    ==============   ==============

(e)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                       VT           VT The George      VT Global
                                                  VT Capital       Diversified      Putnam Fund          Asset          VT Global
                                                 Appreciation        Income          of Boston        Allocation         Growth
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    593,070     $  6,989,969      $ 8,115,855      $  1,826,389     $  7,100,952
Contracts in payout (annuitization) period                   -           21,892           16,116                 -           26,197
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   76,035          801,355          760,708           136,501          768,840
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $    612,765     $  7,194,338      $ 7,968,596      $  2,003,648     $ 11,807,617
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                   VT Growth        VT Growth        VT Health          VT High
                                                  and Income      Opportunities       Sciences           Yield          VT Income
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 38,552,461     $  3,472,565      $ 7,599,774      $  3,773,186     $ 11,143,917
Contracts in payout (annuitization) period              31,383            5,450                -            33,377           22,709
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION

     Number of shares                                1,646,068          657,470          649,553           472,865          886,240
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 40,002,339     $  5,601,168      $ 8,276,201      $  4,074,731     $ 11,027,030
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                  VT International  VT International
                                                 VT International    Growth and            New                           VT Money
                                                      Growth           Income         Opportunities   VT Investors        Market
                                                 ---------------- ----------------  ---------------- --------------   --------------
ASSETS
Investments at fair value                         $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 10,226,844     $  2,222,169      $ 2,446,511      $ 18,218,477     $ 10,742,922
Contracts in payout (annuitization) period              33,382            2,999            2,036            18,368          112,500
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  830,115          228,691          251,133         1,969,422       10,855,422
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 13,598,062     $  2,736,311      $ 4,232,789      $ 24,576,103     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      VT OTC &
                                                    VT New           VT New           Emerging                        VT Small Cap
                                                 Opportunities        Value            Growth         VT Research         Value
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 14,866,793     $  4,684,734      $ 3,030,684      $  6,746,318     $  5,124,221
Contracts in payout (annuitization) period              24,600           22,428           16,831             2,857           25,909
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  899,782          350,757          508,767           616,926          342,657
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 26,658,822     $  4,588,831      $ 6,969,043      $  8,067,203     $  4,515,193
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                  VT Utilities
                                                                     Growth
                                                 VT Technology     and Income         VT Vista        VT Voyager      VT Voyager II
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    879,775     $  4,296,411      $ 7,385,541      $ 24,984,380     $    544,402
Contracts in payout (annuitization) period                   -           20,944            2,169            22,190                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  207,494          334,161          651,474           875,580          109,538
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,217,750     $  5,232,062      $11,388,340      $ 38,970,420     $    612,761
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                    Capital            Global            Growth
                                               Balanced            Bond              Growth          Discovery         and Income
                                             --------------    --------------    ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total assets                             $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             ==============    ==============    ===============   ===============   ===============

NET ASSETS
Accumulation units                            $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
Contracts in payout (annuitization) period               -                 -                  -                 -                 -
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total net assets                         $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             ==============    ==============    ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                                  268             1,134                 94               175               791
                                             ==============    ==============    ===============   ===============   ===============

     Cost                                     $      3,181      $      7,758      $       1,581     $       1,591     $       7,699
                                             ==============    ==============    ===============   ===============   ===============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Scudder Variable
                                                    Scudder Variable               Series II               Van Kampen Life
                                                 Series I Sub-Accounts            Sub-Account       Investment Trust Sub-Accounts
                                            ---------------------------------   ----------------   ---------------------------------

                                                               21st Century                             LIT           LIT Domestic
                                            International         Growth          Growth (f)          Comstock         Income (c)
                                            ---------------   ---------------    --------------    ---------------   ---------------
ASSETS
Investments at fair value                    $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ---------------   ---------------    --------------    ---------------   ---------------

     Total assets                            $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ===============   ===============    ==============    ===============   ===============

NET ASSETS
Accumulation units                           $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
Contracts in payout (annuitization) period               -                 -                 -                  -                 -
                                            ---------------   ---------------    --------------    ---------------   ---------------

     Total net assets                        $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ===============   ===============    ==============    ===============   ===============

FUND SHARE INFORMATION
     Number of shares                                  560               802               158             37,873            10,124
                                            ===============   ===============    ==============    ===============   ===============

     Cost                                    $       6,701     $       6,349      $      3,619      $     454,959     $      80,633
                                            ===============   ===============    ==============    ===============   ===============

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                     Van Kampen Life
                                              Investment Trust Sub-Accounts           Wells Fargo Variable Trust Sub-Accounts
                                            ---------------------------------   ----------------------------------------------------

                                                                                  Wells Fargo       Wells Fargo
                                             LIT Emerging        LIT Money          VT Asset         VT Equity        Wells Fargo
                                                Growth           Market (c)        Allocation         Income           VT Growth
                                            --------------    ---------------   ---------------    --------------    ---------------
ASSETS
Investments at fair value                    $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            --------------    ---------------   ---------------    --------------    ---------------

     Total assets                            $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            ==============    ===============   ===============    ==============    ===============

NET ASSETS
Accumulation units                           $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
Contracts in payout (annuitization) period              -                  -                 -                 -                  -
                                            --------------    ---------------   ---------------    --------------    ---------------

     Total net assets                        $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            ==============    ===============   ===============    ==============    ===============

FUND SHARE INFORMATION
     Number of shares                              11,645          1,343,622             9,721             5,314              2,509
                                            ==============    ===============   ===============    ==============    ===============

     Cost                                    $    387,794      $   1,343,622     $     123,674      $     87,983      $      42,715
                                            ==============    ===============   ===============    ==============    ===============

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

-----------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                   AIM V.I.                                                        AIM V.I.
                                                  Aggressive       AIM V.I.        AIM V.I.        AIM V.I.        Capital
                                                    Growth         Balanced     Basic Value (a)   Blue Chip      Appreciation
                                                --------------- --------------- -------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         -     $    119,847    $       742    $         923    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (42,910)        (54,865)        (1,107)         (57,395)       (129,991)
     Administrative expense                            (3,814)         (4,910)          (102)          (5,238)        (10,323)
                                                --------------- --------------- -------------- ---------------- ---------------

        Net investment income (loss)                  (46,724)         60,072           (467)         (61,710)       (140,314)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              744,676         662,943          3,265          732,769       1,410,651
     Cost of investments sold                         996,710         728,657          3,129          901,162       1,683,738
                                                --------------- --------------- -------------- ---------------- ---------------

        Realized gains (losses) on fund shares       (252,034)        (65,714)           136         (168,393)       (273,087)

Realized gain distributions                                 -               -              -                -         803,201
                                                --------------- --------------- -------------- ---------------- ---------------

        Net realized gains (losses)                  (252,034)        (65,714)           136         (168,393)        530,114

Change in unrealized gains (losses)                  (884,098)       (533,781)        36,092         (982,769)     (3,450,358)
                                                --------------- --------------- -------------- ---------------- ---------------

        Net realized and unrealized gains
            (losses) on investments                (1,136,132)       (599,495)        36,228       (1,151,162)     (2,920,244)
                                                --------------- --------------- -------------- ---------------- ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $ (1,182,856)   $   (539,423)   $    35,761    $  (1,212,872)   $ (3,060,558)
                                                =============== =============== ============== ================ ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                --------------------------------------------------------------------------

                                                   AIM V.I.                      AIM V.I.                      AIM V.I.
                                                   Capital      AIM V.I. Dent  Diversified  AIM V.I. Global   Government
                                                 Development    Demographics     Income        Utilities      Securities
                                                -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         -    $        -     $   229,113    $    30,232    $   145,399
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                      (11,162)      (20,998)        (38,775)       (27,082)       (37,468)
     Administrative expense                           (1,020)       (1,895)         (3,017)        (2,240)        (3,148)
                                                -------------- -------------- -------------- -------------- --------------

        Net investment income (loss)                 (12,182)      (22,893)        187,321            910        104,783

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             209,206       264,357         620,807        351,913        373,119
     Cost of investments sold                        230,814       433,821         665,768        400,981        360,368
                                                -------------- -------------- -------------- -------------- --------------

        Realized gains (losses) on fund shares       (21,608)     (169,464)        (44,961)       (49,068)        12,751

Realized gain distributions                                -             -               -        197,701              -
                                                -------------- -------------- -------------- -------------- --------------

        Net realized gains (losses)                  (21,608)     (169,464)        (44,961)       148,633         12,751

Change in unrealized gains (losses)                  (66,005)     (559,190)        (82,667)      (919,376)        12,089
                                                -------------- -------------- -------------- -------------- --------------

        Net realized and unrealized gains
            (losses) on investments                  (87,613)     (728,654)       (127,628)      (770,743)        24,840
                                                -------------- -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (99,795)   $ (751,547)    $    59,693    $  (769,833)   $   129,623
                                                ============== ============== ============== ============== ==============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                ------------------------------------------------------------------------------------

                                                                                                       AIM V.I.        AIM V.I.
                                                                 AIM V.I. Growth   AIM V.I. High    International       Mid Cap
                                                AIM V.I. Growth    and Income         Yield             Equity         Equity (a)
                                                ---------------- ----------------  --------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      18,527    $       7,321     $     93,984    $      15,119    $         163
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (109,355)        (199,219)          (6,062)         (60,453)            (173)
     Administrative expense                             (8,688)         (15,670)            (540)          (4,819)             (15)
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net investment income (loss)                   (99,516)        (207,568)          87,382          (50,153)             (25)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             1,531,809        2,203,567          140,593          909,523              682
     Cost of investments sold                        2,281,504        2,612,741          161,116        1,183,977              657
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Realized gains (losses) on fund shares        (749,695)        (409,174)         (20,523)        (274,454)              25

Realized gain distributions                                  -                -                -          118,228                -
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net realized gains (losses)                   (749,695)        (409,174)         (20,523)        (156,226)              25

Change in unrealized gains (losses)                 (3,155,400)      (3,845,601)        (106,627)      (1,207,639)           5,204
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net realized and unrealized gains
            (losses) on investments                 (3,905,095)      (4,254,775)        (127,150)      (1,363,865)           5,229
                                                ---------------- ----------------  --------------- ---------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (4,004,611)   $  (4,462,343)    $    (39,768)   $  (1,414,018)   $       5,204
                                                ================ ================  =============== ================ ================

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Delaware Group Premium
                                                    AIM Variable Insurance Funds Sub-Accounts           Fund, Inc. Sub-Accounts
                                               --------------------------------------------------   ------------------------------

                                                                                                      Delaware
                                                 AIM V.I. Money   AIM V.I. New                        GP Small          Delaware
                                                     Market       Technology(b)    AIM V.I. Value     Cap Value         GP Trend
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $   110,175     $     34,531     $     32,368     $      1,820     $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (42,171)         (16,845)        (310,461)          (3,535)          (1,506)
     Administrative expense                            (3,509)          (1,522)         (24,556)            (306)            (130)
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                   64,495           16,164         (302,649)          (2,021)          (1,636)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                            1,608,368          228,296        3,306,275           24,314           17,465
     Cost of investments sold                       1,608,368          570,407        3,823,950           22,833           23,454
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares              -         (342,111)        (517,675)           1,481           (5,989)

Realized gain distributions                                 -          866,144          491,329                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                         -          524,033          (26,346)           1,481           (5,989)

Change in unrealized gains (losses)                         -       (1,585,393)      (3,362,318)          38,503           (3,762)
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                         -       (1,061,360)      (3,388,664)          39,984           (9,751)
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $    64,495     $ (1,045,196)    $ (3,691,313)    $     37,963     $    (11,387)
                                                 =============    =============    =============    =============    =============

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                               Dreyfus Socially
                                                Dreyfus Variable  Responsible   Dreyfus Stock
                                                Investment Fund Growth Fund, Inc. Index Fund      Fidelity Variable Insurance
                                                  Sub-Account     Sub-Account     Sub-Account     Products Fund Sub-Accounts
                                                 ------------    ------------    ------------    ----------------------------

                                                               Dreyfus Socially
                                                 VIF Capital      Responsible    Dreyfus Stock                    VIP Equity-
                                                 Appreciation       Growth        Index Fund    VIP Contrafund      Income
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      1,985    $        149    $     11,030    $      1,383    $      1,217
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (1,663)         (2,129)         (9,174)         (4,748)         (5,169)
     Administrative expense                              (144)           (184)           (794)           (411)           (447)
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                      178          (2,164)          1,062          (3,776)         (4,399)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                1,436          12,206          67,428          45,871          24,146
     Cost of investments sold                           1,538          15,150          72,130          51,797          25,862
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares           (102)         (2,944)         (4,702)         (5,926)         (1,716)


Realized gain distributions                                 -               -           7,732           4,880           3,420
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                      (102)         (2,944)          3,030          (1,046)          1,704

Change in unrealized gains (losses)                   (12,676)        (41,153)        (74,758)        (29,597)        (20,333)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (12,778)        (44,097)        (71,728)        (30,643)        (18,629)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (12,600)   $    (46,261)   $    (70,666)   $    (34,419)   $    (23,028)
                                                 ============    ============    ============    ============    ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 -----------------------------------------------------------------------

                                                                VIP Growth       VIP High        VIP       VIP Investment
                                                 VIP Growth    Opportunities      Income     Index 500 (c)   Grade Bond
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $       251    $       150    $        34    $       182    $        82
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (8,078)        (1,238)          (597)        (2,424)        (1,382)
     Administrative expense                             (699)          (107)           (51)          (210)          (120)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                  (8,526)        (1,195)          (614)        (2,452)        (1,420)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              23,224         23,720          6,190         25,835          5,085
     Cost of investments sold                         27,172         26,567          6,692         26,898          4,966
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares        (3,948)        (2,847)          (502)        (1,063)           119

Realized gain distributions                           23,608              -              -              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                   19,660         (2,847)          (502)        (1,063)           119

Change in unrealized gains (losses)                  (91,779)        (8,056)        (4,227)       (16,883)         7,805
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                  (72,119)       (10,903)        (4,729)       (17,946)         7,924
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (80,645)   $   (12,098)   $    (5,343)   $   (20,398)   $     6,504
                                                 ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance     Franklin Templeton Variable
                                                Products Fund        Insurance Products         HSBC Variable Insurance
                                                Sub-Accounts        Trust Sub-Accounts            Funds Sub-Accounts
                                               ---------------  --------------------------    --------------------------

                                                                 Templeton     Templeton
                                                                   Asset      International  HSBC VI Cash    HSBC VI Fixed
                                                 VIP Overseas    Strategy      Securities     Management        Income
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     2,819    $       450    $     5,292    $    15,176    $     7,440
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (2,147)          (722)        (2,501)        (8,167)        (2,858)
     Administrative expense                             (186)           (63)          (216)          (706)          (247)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                     486           (335)         2,575          6,303          4,335

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               5,147          2,521          9,059        369,078         10,632
     Cost of investments sold                          6,038          2,704          9,737        369,078         10,678
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares          (891)          (183)          (678)             -            (46)

Realized gain distributions                            4,455          3,220         41,620              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                    3,564          3,037         40,942              -            (46)

Change in unrealized gains (losses)                  (43,271)        (9,413)       (71,378)             -         (2,864)
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                  (39,707)        (6,376)       (30,436)             -         (2,910)
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (39,221)   $    (6,711)   $   (27,861)   $     6,303    $     1,425
                                                 ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                HSBC Variable
                                               Insurance Funds
                                                 Sub-Accounts          MFS Variable Insurance Trust Sub-Accounts
                                               ---------------  --------------------------------------------------------

                                                  HSBC VI
                                                   Growth                       MFS High     MFS Investors     MFS New
                                                  & Income      MFS Bond (c)     Income        Trust (d)      Discovery
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     4,248    $       924    $       872    $        55    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                      (12,730)        (1,109)          (650)        (1,227)        (1,105)
     Administrative expense                           (1,101)           (96)           (56)          (106)           (96)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                  (9,583)          (281)           166         (1,278)        (1,201)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              34,099         63,581         18,469         34,674         12,528
     Cost of investments sold                         36,717         63,216         18,985         35,637         14,715
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares        (2,618)           365           (516)          (963)        (2,187)

Realized gain distributions                                -              -              -            282          2,105
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                   (2,618)           365           (516)          (681)           (82)

Change in unrealized gains (losses)                 (169,501)         6,210         (2,722)        (8,313)         1,200
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                 (172,119)         6,575         (3,238)        (8,994)         1,118
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (181,702)   $     6,294    $    (3,072)   $   (10,272)   $       (83)
                                                 ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                 Oppenheimer                     Oppenheimer     Oppenheimer     Oppenheimer
                                                  Aggressive     Oppenheimer       Capital          Global           High
                                                    Growth         Bond (c)      Appreciation     Securities      Income (c)
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      2,553    $      3,789    $        150    $         51    $         14
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (5,625)         (1,406)         (4,314)         (1,871)           (997)
     Administrative expense                              (487)           (122)           (373)           (162)            (86)
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (3,559)          2,261          (4,537)         (1,982)         (1,069)


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               12,083          59,533          41,853          16,854           1,576
     Cost of investments sold                          16,046          59,059          50,867          19,417           1,576
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares         (3,963)            474          (9,014)         (2,563)              -

Realized gain distributions                            39,838               -           2,244             945               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                    35,875             474          (6,770)         (1,618)              -

Change in unrealized gains (losses)                  (149,039)         (1,486)        (23,660)         (5,176)            516
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                  (113,164)         (1,012)        (30,430)         (6,794)            516
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (116,723)   $      1,249    $    (34,967)   $     (8,776)   $       (553)
                                                 ============    ============    ============    ============    ============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Putnam Variable
                                                Oppenheimer Variable Account Funds Sub-Accounts       Trust Sub-Accounts
                                                 --------------------------------------------    ----------------------------
                                                  Oppenheimer    Oppenheimer
                                                  Main Street    Main Street      Oppenheimer    VT American
                                                   Growth &       Small Cap       Strategic       Government        VT Asia
                                                    Income        Growth (e)         Bond           Income          Pacific
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      3,268    $          -    $     12,691    $          -    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (10,747)           (965)         (6,317)        (30,283)         (2,518)
     Administrative expense                              (930)            (83)           (546)              -               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (8,409)         (1,048)          5,828         (30,283)         (2,518)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              112,399          13,984          25,477         310,551          81,232
     Cost of investments sold                         124,695          13,972          26,215         301,051         146,347
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares        (12,296)             12            (738)          9,500         (65,115)

Realized gain distributions                                 -               -           9,092             194          57,316
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                   (12,296)             12           8,354           9,694          (7,799)

Change in unrealized gains (losses)                   (72,384)          9,177           2,747         115,333         (52,835)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (84,680)          9,189          11,101         125,027         (60,634)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (93,089)   $      8,141    $     16,929    $     94,744    $    (63,152)
                                                 ============    ============    ============    ============    ============

(e)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                                      VT        VT The George     VT Global
                                                  VT Capital      Diversified    Putnam Fund        Asset          VT Global
                                                 Appreciation       Income        of Boston       Allocation        Growth
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -    $    311,453    $    105,900    $      9,505    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (4,030)        (67,047)        (65,175)        (16,640)        (79,151)
     Administrative expense                                 -               -               -               -               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (4,030)        244,406          40,725          (7,135)        (79,151)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               41,404         277,919         441,386         234,449         519,407
     Cost of investments sold                          41,406         288,111         433,503         262,373         917,092
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares             (2)        (10,192)          7,883         (27,924)       (397,685)

Realized gain distributions                                 -               -               -          97,712       1,437,372
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                        (2)        (10,192)          7,883          69,788       1,039,687

Change in unrealized gains (losses)                   (20,871)       (164,037)        (64,842)       (160,820)     (3,218,965)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (20,873)       (174,229)        (56,959)        (91,032)     (2,179,278)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (24,903)   $     70,177    $    (16,234)   $    (98,167)   $ (2,258,429)
                                                 ============    ============    ============    ============    ============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                  VT Growth         VT Growth        VT Health         VT High
                                                  and Income      Opportunities       Sciences          Yield          VT Income
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     389,079    $           -    $           -    $     256,231    $     267,406
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (372,503)         (43,926)         (75,160)         (31,439)         (78,270)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                    16,576          (43,926)         (75,160)         224,792          189,136

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               804,756          497,866          565,138          192,341          407,249
     Cost of investments sold                          866,680          803,983          616,546          214,531          396,325
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares         (61,924)        (306,117)         (51,408)         (22,190)          10,924

Realized gain distributions                            286,847                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                    224,923         (306,117)         (51,408)         (22,190)          10,924

Change in unrealized gains (losses)                 (2,529,260)      (1,076,038)      (1,024,049)        (189,598)          55,819
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (2,304,337)      (1,382,155)      (1,075,457)        (211,788)          66,743
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (2,287,761)   $  (1,426,081)   $  (1,150,617)   $      13,004    $     255,879
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                VT International VT International
                                                VT International   Growth and          New                              VT Money
                                                    Growth           Income        Opportunities    VT Investors         Market
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      23,427    $      17,889    $           -    $           -    $     240,647
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (116,939)         (24,451)         (33,794)        (203,907)         (92,304)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                   (93,512)          (6,562)         (33,794)        (203,907)         148,343

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               643,282          343,555          496,433          758,033        3,909,030
     Cost of investments sold                          891,678          404,922          879,805        1,088,700        3,909,030
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (248,396)         (61,367)        (383,372)        (330,667)               -

Realized gain distributions                            955,064          107,787                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                    706,668           46,420         (383,372)        (330,667)               -

Change in unrealized gains (losses)                 (2,812,178)        (505,177)        (578,196)      (4,131,863)               -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (2,105,510)        (458,757)        (961,568)      (4,462,530)               -
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (2,199,022)   $    (465,319)   $    (995,362)   $  (4,666,437)   $     148,343
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                     VT OTC &
                                                    VT New           VT New          Emerging                         VT Small Cap
                                                 Opportunities        Value           Growth         VT Research         Value
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           -    $      14,361    $           -    $      13,345    $         168
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (175,753)         (31,507)         (38,726)         (66,352)         (40,742)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                  (175,753)         (17,146)         (38,726)         (53,007)         (40,574)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               873,991          226,205          326,092          317,718          605,876
     Cost of investments sold                        1,666,290          234,425          781,240          378,539          584,901
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (792,299)          (8,220)        (455,148)         (60,821)          20,975

Realized gain distributions                          2,426,684           41,315                -          220,533           11,276
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                  1,634,385           33,095         (455,148)         159,712           32,251

Change in unrealized gains (losses)                 (6,719,016)          20,108       (1,479,065)      (1,163,206)         478,615
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (5,084,631)          53,203       (1,934,213)      (1,003,494)         510,866
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (5,260,384)   $      36,057    $  (1,972,939)   $  (1,056,501)   $     470,292
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                           Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                  VT Utilities
                                                                     Growth
                                                 VT Technology      and Income       VT Vista        VT Voyager      VT Voyager II
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           -    $      86,682    $           -    $     255,557    $           -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                         (8,685)         (44,562)         (84,194)        (287,424)          (3,545)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                    (8,685)          42,120          (84,194)         (31,867)          (3,545)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               302,860          320,025          591,980        1,003,672           39,576
     Cost of investments sold                          464,679          354,763          936,673        1,566,924           58,513
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (161,819)         (34,738)        (344,693)        (563,252)         (18,937)

Realized gain distributions                                  -          150,238          715,464        4,619,334                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                   (161,819)         115,500          370,771        4,056,082          (18,937)

Change in unrealized gains (losses)                   (126,280)      (1,086,042)      (3,048,984)     (10,025,495)         (58,150)
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                   (288,099)        (970,542)      (2,678,213)      (5,969,413)         (77,087)
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (296,784)   $    (928,422)   $  (2,762,407)   $  (6,001,280)   $     (80,632)
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

---------------------------------------------------------------------------------------------------------

                                                            Scudder Variable Series I Sub-Accounts
                                                 --------------------------------------------------------

                                                                         Capital      Global      Growth
                                                 Balanced      Bond      Growth      Discovery  and Income
                                                 --------    --------    --------    --------    --------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      -    $    173    $      -    $      -    $     50
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (6)        (24)         (3)         (3)        (22)
     Administrative expense                            (4)        (18)         (2)         (2)        (15)
                                                 --------    --------    --------    --------    --------

        Net investment income (loss)                  (10)        131          (5)         (5)         13

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                9          38           4           4          33
     Cost of investments sold                          10          38           5           5          39
                                                 --------    --------    --------    --------    --------

        Realized gains (losses) on fund shares         (1)          -          (1)         (1)         (6)

Realized gain distributions                             -           -           -           -          93
                                                 --------    --------    --------    --------    --------

        Net realized gains (losses)                    (1)          -          (1)         (1)         87

Change in unrealized gains (losses)                   (26)         66         (40)        (71)       (657)
                                                 --------    --------    --------    --------    --------

        Net realized and unrealized gains
            (losses) on investments                   (27)         66         (41)        (72)       (570)
                                                 --------    --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (37)   $    197    $    (46)   $    (77)   $   (557)
                                                 ========    ========    ========    ========    ========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                                                                               Scudder
                                                                                                              Variable
                                                                                                              Series II
                                                         Scudder Variable Series I Sub-Accounts              Sub-Account
                                                 --------------------------------------------------------    -----------

                                                               Large Company                21st Century
                                                International    Growth (f)    Money Market     Growth       Growth (f)
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $        15    $         -    $       228    $         -    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (16)            (4)           (19)           (38)            (9)
     Administrative expense                              (12)            (3)           (14)           (28)            (7)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                     (13)            (7)           195            (66)           (16)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  25          3,637         56,198          7,006             11
     Cost of investments sold                             36          4,411         56,198          9,685             13
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares           (11)          (774)             -         (2,679)            (2)

Realized gain distributions                              714              -              -              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                      703           (774)             -         (2,679)            (2)

Change in unrealized gains (losses)                   (2,197)             -              -           (501)          (286)
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                   (1,494)          (774)             -         (3,180)          (288)
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (1,507)   $      (781)   $       195    $    (3,246)   $      (304)
                                                 ===========    ===========    ===========    ===========    ===========


(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

See notes to financial statements.

----------------------------------------------------------------------------------------------------------

                                                         Van Kampen Life Investment Trust Sub-Accounts
                                                  --------------------------------------------------------

                                                       LIT       LIT Domestic  LIT Emerging     LIT Money
                                                    Comstock      Income (c)      Growth        Market (c)
                                                  -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         -    $        30    $       103    $    17,462
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (2,426)          (223)        (2,373)        (7,032)
     Administrative expense                              (210)           (19)          (205)          (608)
                                                  -----------    -----------    -----------    -----------

         Net investment income (loss)                  (2,636)          (212)        (2,475)         9,822

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               30,433            751          9,658        873,351
     Cost of investments sold                          32,480            740         12,122        873,351
                                                  -----------    -----------    -----------    -----------

         Realized gains (losses) on fund shares        (2,047)            11         (2,464)             -

Realized gain distributions                                29              -              -              -
                                                  -----------    -----------    -----------    -----------

         Net realized gains (losses)                   (2,018)            11         (2,464)             -

Change in unrealized gains (losses)                   (22,066)           662        (57,203)             -
                                                  -----------    -----------    -----------    -----------

         Net realized and unrealized gains

             (losses) on investments                  (24,084)           673        (59,667)             -
                                                  -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $   (26,720)   $       461    $   (62,142)   $     9,822
                                                  ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-------------------------------------------------------------------------------------------

                                                  Wells Fargo Variable Trust Sub-Accounts
                                               --------------------------------------------

                                                Wells Fargo     Wells Fargo
                                                 VT Asset        VT Equity     Wells Fargo
                                                Allocation        Income        VT Growth
                                               ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $      1,065    $        665    $          4
Charges from Allstate Life Insurance Company
  of New York:
   Mortality and expense risk                          (673)           (693)           (260)
   Administrative expense                               (58)            (60)            (22)
                                               ------------    ------------    ------------

     Net investment income (loss)                       334             (88)           (278)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                1,557           1,380             288
   Cost of investments sold                           1,645           1,479             346
                                               ------------    ------------    ------------

     Realized gains (losses) on fund shares             (88)            (99)            (58)

Realized gain distributions                           1,978           1,912           2,663
                                               ------------    ------------    ------------

     Net realized gains (losses)                      1,890           1,813           2,605

Change in unrealized gains (losses)                  (3,348)         (5,590)         (7,135)
                                               ------------    ------------    ------------

     Net realized and unrealized gains
         (losses) on investments                     (1,458)         (3,777)         (4,530)
                                               ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (1,124)   $     (3,865)   $     (4,808)
                                               ============    ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                                        AIM V.I.
                                                AIM V.I. Aggressive Growth               AIM V.I. Balanced             Basic Value
                                             --------------------------------    --------------------------------    ---------------

                                                  2001              2000              2001              2000            2001 (a)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (46,724)   $      (24,354)   $       60,072    $       (8,087)   $         (467)
Net realized gains (losses)                        (252,034)           (5,053)          (65,714)            4,342               136
Change in unrealized gains (losses)                (884,098)         (463,486)         (533,781)         (125,980)           36,092
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                             (1,182,856)         (492,893)         (539,423)         (129,725)           35,761
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            808,838         3,095,064         2,956,894         2,327,512           281,572
Benefit payments                                     (1,384)           (8,374)          (73,601)          (31,653)               --
Payments on termination                            (238,836)          (67,938)         (222,882)          (77,525)           (3,745)
Contract maintenance charge                          (1,785)             (705)           (1,321)             (471)               --
Transfers among the sub-accounts
     and with the Fixed Account - net               852,013         1,096,190         2,417,322           467,675           386,840
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                    1,418,846         4,114,237         5,076,412         2,685,538           664,667
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   235,990         3,621,344         4,536,989         2,555,813           700,428

NET ASSETS AT BEGINNING OF PERIOD                 3,798,448           177,104         2,639,813            84,000                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $    4,034,438    $    3,798,448    $    7,176,802    $    2,639,813    $      700,428
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period          329,923            12,661           263,143             6,382                --
     Units issued                                   261,434           326,667           655,085           272,770            62,838
     Units redeemed                                (103,685)           (9,405)          (89,317)          (16,009)             (339)
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                487,672           329,923           828,911           263,143            62,499
                                             ==============    ==============    ==============    ==============    ==============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                 AIM V.I. Blue Chip      AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                             --------------------------  -----------------------------  ----------------------------

                                                 2001           2000          2001            2000           2001           2000
                                             -----------    -----------  -------------    ------------  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (61,710)   $   (14,295)   $  (140,314)   $  (161,982)   $   (12,182)   $    (5,425)
Net realized gains (losses)                     (168,393)        (1,548)       530,114        629,220        (21,608)           923
Change in unrealized gains (losses)             (982,769)      (338,853)    (3,450,358)    (2,222,681)       (66,005)       (19,087)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                          (1,212,872)      (354,696)    (3,060,558)    (1,755,443)       (99,795)       (23,589)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,212,603      3,441,906      1,509,267      4,239,553        155,479        557,808
Benefit payments                                 (38,249)       (18,206)       (49,227)      (179,250)        (4,188)        (7,662)
Payments on termination                         (315,120)       (31,179)      (663,396)      (562,428)       (28,230)        (3,251)
Contract maintenance charge                       (2,886)          (593)        (3,939)        (2,935)          (237)          (201)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,359,370        673,362        667,733        777,178        143,108        362,282
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 4,215,718      4,065,290      1,460,438      4,272,118        265,932        908,976
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,002,846      3,710,594     (1,600,120)     2,516,675        166,137        885,387

NET ASSETS AT BEGINNING OF PERIOD              3,710,594             --     11,606,356      9,089,681        931,402         46,015
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 6,713,440    $ 3,710,594    $10,006,236    $11,606,356    $ 1,097,539    $   931,402
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       419,485             --        776,953        425,748         78,882          3,948
     Units issued                                742,441        431,341        399,091        405,917         46,041         76,875
     Units redeemed                             (170,265)       (11,856)      (160,438)       (54,712)       (21,869)        (1,941)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             991,661        419,485      1,015,606        776,953        103,054         78,882
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                             AIM V.I. Dent Demographics   AIM V.I. Diversified Income     AIM V.I. Global Utilities
                                             --------------------------   ---------------------------    ---------------------------

                                                 2001           2000           2001          2000            2001           2000
                                             -----------    -----------   ------------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (22,893)   $   (10,953)   $   187,321    $   127,433    $       910    $    (3,247)
Net realized gains (losses)                     (169,464)        (2,737)       (44,961)       (35,249)       148,633        107,348
Change in unrealized gains (losses)             (559,190)      (374,174)       (82,667)       (96,931)      (919,376)      (212,820)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                            (751,547)      (387,864)        59,693         (4,747)      (769,833)      (108,719)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         528,473      1,613,962        352,971        493,606        505,367        939,124
Benefit payments                                 (10,247)            --        (21,904)       (31,234)        (8,713)       (24,364)
Payments on termination                         (126,769)       (28,270)      (232,519)      (211,454)       (86,748)      (151,438)
Contract maintenance charge                         (788)          (314)          (580)          (374)          (764)          (622)
Transfers among the sub-accounts
     and with the Fixed Account - net            613,004        569,620        509,831       (197,479)       376,165        204,829
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 1,003,673      2,154,998        607,799         53,065        785,307        967,529
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                252,126      1,767,134        667,492         48,318         15,474        858,810

NET ASSETS AT BEGINNING OF PERIOD              1,767,134             --      2,691,436      2,643,118      2,113,433      1,254,623
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 2,019,260    $ 1,767,134    $ 3,358,928    $ 2,691,436    $ 2,128,907    $ 2,113,433
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       223,446             --        238,023        227,201        140,889         61,408
     Units issued                                227,024        229,630        119,912         71,930        131,222         92,122
     Units redeemed                              (70,922)        (6,184)       (55,107)       (61,108)       (36,834)       (12,641)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             379,548        223,446        302,828        238,023        235,277        140,889
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V. I. Government
                                                      Securities                AIM V.I. Growth           AIM V.I. Growth and Income
                                             --------------------------    --------------------------    ---------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   104,783    $    54,651    $   (99,516)   $  (162,177)   $  (207,568)   $  (227,048)
Net realized gains (losses)                       12,751         (7,404)      (749,695)       517,691       (409,174)       853,355
Change in unrealized gains (losses)               12,089         59,552     (3,155,400)    (3,296,886)    (3,845,601)    (3,670,838)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             129,623        106,799     (4,004,611)    (2,941,372)    (4,462,343)    (3,044,531)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,080,670        470,387      1,272,554      3,934,988      1,966,930      4,333,808
Benefit payments                                 (14,303)       (52,281)       (65,622)       (67,809)       (87,809)      (164,526)
Payments on termination                         (106,819)       (44,135)      (595,275)      (530,390)    (1,077,947)      (879,872)
Contract maintenance charge                         (592)          (459)        (4,024)        (2,997)        (5,929)        (4,411)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,489,156        (50,599)       421,426        638,703      1,441,731      1,260,810
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 3,448,112        322,913      1,029,059      3,972,495      2,236,976      4,545,809
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,577,735        429,712     (2,975,552)     1,031,123     (2,225,367)     1,501,278

NET ASSETS AT BEGINNING OF PERIOD              1,643,632      1,213,920     10,711,917      9,680,794     17,073,247     15,571,969
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 5,221,367    $ 1,643,632    $ 7,736,365    $10,711,917    $14,847,880    $17,073,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       139,832        108,494        730,340        383,214      1,044,184        645,133
     Units issued                                336,088         53,268        405,950        394,745        576,854        476,836
     Units redeemed                              (29,206)       (21,930)      (182,435)       (47,619)      (206,605)       (77,785)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             446,714        139,832        953,855        730,340      1,414,433      1,044,184
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                                      AIM V.I. Mid
                                                     AIM V.I. High Yield           AIM V.I. International Equity       Cap Equity
                                             --------------------------------    --------------------------------    ---------------

                                                   2001             2000              2001              2000             2001 (a)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       87,382    $       32,512    $      (50,153)   $      (62,936)   $          (25)
Net realized gains (losses)                         (20,523)           (3,859)         (156,226)          415,734                25
Change in unrealized gains (losses)                (106,627)          (69,958)       (1,207,639)       (2,076,303)            5,204
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                (39,768)          (41,305)       (1,414,018)       (1,723,505)            5,204
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            367,010           291,838           927,767         2,141,156            47,653
Benefit payments                                     (2,965)          (28,362)          (42,473)         (130,710)               --
Payments on termination                             (22,143)           (2,348)         (320,452)         (159,113)             (510)
Contract maintenance charge                            (117)              (41)           (1,708)             (898)               --
Transfers among the sub-accounts
     and with the Fixed Account - net               216,789            35,220             5,107           331,968            66,818
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      558,574           296,307           568,241         2,182,403           113,961
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   518,806           255,002          (845,777)          458,898           119,165

NET ASSETS AT BEGINNING OF PERIOD                   272,430            17,428         5,294,944         4,836,046                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      791,236    $      272,430    $    4,449,167    $    5,294,944    $      119,165
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           33,671             1,751           416,531           220,690                --
     Units issued                                    88,096            38,062           195,965           225,943            10,533
     Units redeemed                                 (17,789)           (6,142)          (96,768)          (30,102)              (45)
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                103,978            33,671           515,728           416,531            10,488
                                             ==============    ==============    ==============    ==============    ==============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V.I. Money Market      AIM V.I. New Technology (b)         AIM V.I. Value
                                             --------------------------    --------------------------    ---------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    64,495    $    57,187    $    16,164    $   (13,816)   $  (302,649)   $  (326,638)
Net realized gains (losses)                           --             --        524,033        212,829        (26,346)     1,524,916
Change in unrealized gains (losses)                   --             --     (1,585,393)    (1,129,394)    (3,362,318)    (5,608,496)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              64,495         57,187     (1,045,196)      (930,381)    (3,691,313)    (4,410,218)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,107,548        575,101        445,568      1,981,414      3,758,845      8,090,242
Benefit payments                                      --        (21,172)       (16,004)            --       (193,093)      (185,910)
Payments on termination                         (954,907)      (391,345)       (79,608)       (13,711)    (1,714,199)    (1,363,155)
Contract maintenance charge                         (731)          (281)          (757)          (426)       (13,731)        (9,257)
Transfers among the sub-accounts
     and with the Fixed Account - net          3,415,378       (262,860)       468,829        807,328      1,454,287        332,070
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 3,567,288       (100,557)       818,028      2,774,605      3,292,109      6,863,990
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,631,783        (43,370)      (227,168)     1,844,224       (399,204)     2,453,772

NET ASSETS AT BEGINNING OF PERIOD              1,534,214      1,577,584      1,844,224             --     24,749,994     22,296,222
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 5,165,997    $ 1,534,214    $ 1,617,056    $ 1,844,224    $24,350,790    $24,749,994
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       132,697        137,432         91,168             --      1,647,565        987,077
     Units issued                                615,220        173,613         87,100         93,360        845,551        818,141
     Units redeemed                             (287,805)      (178,348)       (24,257)        (2,192)      (310,210)      (157,653)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             460,112        132,697        154,011         91,168      2,182,906      1,647,565
                                             ===========    ===========    ===========    ===========    ===========    ===========

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Dreyfus Variable Investment
                                                   Delaware Group Premium Fund, Inc. Sub-Accounts              Fund Sub-Account
                                            ---------------------------------------------------------   ----------------------------

                                            Delaware GP Small Cap Value         Delaware GP Trend         VIF Capital Appreciation
                                            ---------------------------    --------------------------   ----------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                            ------------    -----------    -----------    -----------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,021)   $      (254)   $    (1,636)   $      (170)   $       178    $        42
Net realized gains (losses)                        1,481              5         (5,989)            (9)          (102)           126
Change in unrealized gains (losses)               38,503          7,895         (3,762)        (6,949)       (12,676)          (656)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              37,963          7,646        (11,387)        (7,128)       (12,600)          (488)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         394,804         73,608        160,988         57,969        226,963          7,500
Benefit payments                                      --             --           (919)            --             --             --
Payments on termination                           (5,105)            --         (3,735)            --             --             --
Contract maintenance charge                          (27)           (13)           (12)            (8)            (5)            (2)
Transfers among the sub-accounts
     and with the Fixed Account - net             71,557          2,268         (8,713)           256         21,234          5,756
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   461,229         75,863        147,609         58,217        248,192         13,254
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                499,192         83,509        136,222         51,089        235,592         12,766

NET ASSETS AT BEGINNING OF PERIOD                 83,509             --         51,089             --         12,766             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   582,701    $    83,509    $   187,311    $    51,089    $   248,358    $    12,766
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         7,204             --          5,514             --          1,285             --
     Units issued                                 41,866          7,205         22,011          5,515         26,640          1,286
     Units redeemed                               (3,555)            (1)        (3,341)            (1)            --             (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              45,515          7,204         24,184          5,514         27,925          1,285
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                             Dreyfus Socially Responsible      Dreyfus Stock Index       Fidelity Variable Insurance
                                            Growth Fund, Inc. Sub-Account        Fund Sub-Account         Products Fund Sub-Accounts
                                            -----------------------------  --------------------------    ---------------------------

                                                  Dreyfus Socially
                                                 Responsible Growth         Dreyfus Stock Index Fund            VIP Contrafund
                                            -----------------------------  --------------------------    ---------------------------

                                                 2001          2000 (g)        2001         2000 (g)         2001         2000 (g)
                                            ------------    -------------  -----------    -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,164)   $       599    $     1,062    $      (141)   $    (3,776)   $      (427)
Net realized gains (losses)                       (2,944)           (14)         3,030          3,991         (1,046)            (9)
Change in unrealized gains (losses)              (41,153)        (8,346)       (74,758)       (18,356)       (29,597)        (4,207)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (46,261)        (7,761)       (70,666)       (14,506)       (34,419)        (4,643)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         177,291        109,081      1,217,251        282,927        509,803        187,166
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (5,630)          (525)       (37,553)            --        (13,237)            --
Contract maintenance charge                          (55)           (16)           (69)           (40)           (79)           (28)
Transfers among the sub-accounts
     and with the Fixed Account - net              5,269          1,616        137,985         (3,240)        80,555          4,538
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   176,875        110,156      1,317,614        279,647        577,042        191,676
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                130,614        102,395      1,246,948        265,141        542,623        187,033

NET ASSETS AT BEGINNING OF PERIOD                102,395             --        265,141             --        187,033             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   233,009    $   102,395    $ 1,512,089    $   265,141    $   729,656    $   187,033
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        11,070             --         28,181             --         18,922             --
     Units issued                                 23,323         11,134        168,774         28,250         75,144         18,924
     Units redeemed                               (1,442)           (64)       (11,620)           (69)        (7,640)            (2)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              32,951         11,070        185,335         28,181         86,426         18,922
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                  VIP Equity-Income                 VIP Growth             VIP Growth Opportunities
                                             --------------------------    --------------------------    ---------------------------

                                                 2001         2000 (g)        2001          2000 (g)         2001         2000 (g)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (4,399)   $       (31)   $    (8,526)   $      (397)   $    (1,195)   $      (114)
Net realized gains (losses)                        1,704             --         19,660           (159)        (2,847)            (7)
Change in unrealized gains (losses)              (20,333)           708        (91,779)        (7,245)        (8,056)        (3,914)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (23,028)           677        (80,645)        (7,801)       (12,098)        (4,035)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         930,136         15,706      1,057,551        361,134        158,576         48,229
Benefit payments                                      --             --             --             --         (1,123)            --
Payments on termination                           (9,615)            --         (9,466)           370         (6,898)            --
Contract maintenance charge                          (25)            (3)           (61)           (54)           (24)            (7)
Transfers among the sub-accounts
     and with the Fixed Account - net             82,344          1,509        159,165           (214)         2,200            190
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 1,002,840         17,212      1,207,189        361,236        152,731         48,412
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                979,812         17,889      1,126,544        353,435        140,633         44,377

NET ASSETS AT BEGINNING OF PERIOD                 17,889             --        353,435             --         44,377             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   997,701    $    17,889    $ 1,479,979    $   353,435    $   185,010    $    44,377
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         1,655             --         40,135             --          4,746             --
     Units issued                                100,657          1,655        166,829         40,430         21,218          4,747
     Units redeemed                               (3,967)            --         (4,807)          (295)        (2,548)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              98,345          1,655        202,157         40,135         23,416          4,746
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                      VIP
                                                     VIP High Income               Index 500          VIP Investment Grade Bond
                                             --------------------------------   --------------    --------------------------------

                                                  2001             2000 (h)         2001 (c)           2001            2000 (h)
                                             --------------    --------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $         (614)   $           --   $       (2,452)   $       (1,420)   $           --
Net realized gains (losses)                            (502)               --           (1,063)              119                --
Change in unrealized gains (losses)                  (4,227)                1          (16,883)            7,805                 1
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                 (5,343)                1          (20,398)            6,504                 1
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            161,041               275          370,744           295,081             1,375
Benefit payments                                         --                --               --                --                --
Payments on termination                              (1,343)               --               --            (5,643)               --
Contract maintenance charge                              (1)               --               (6)               (7)               --
Transfers among the sub-accounts
     and with the Fixed Account - net                (4,034)               --          179,885               254                --
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      155,663               275          550,623           289,685             1,375
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   150,320               276          530,225           296,189             1,376

NET ASSETS AT BEGINNING OF PERIOD                       276                --               --             1,376                --
                                             --------------    --------------   --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      150,596    $          276   $      530,225    $      297,565    $        1,376
                                             ==============    ==============   ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               33                --               --               132                --
     Units issued                                    21,331                33           68,577            27,068               132
     Units redeemed                                    (782)               --           (1,006)             (582)               --
                                             --------------    --------------   --------------    --------------    --------------
  Units outstanding at end of period                 20,582                33           67,571            26,618               132
                                             ==============    ==============   ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                             Fidelity Variable Insurance     Franklin Templeton Variable Insurance Products Trust
                                             Products Fund Sub-Accounts                           Sub-Accounts
                                             --------------------------    --------------------------------------------------------

                                                                                                          Templeton International
                                                    VIP Overseas            Templeton Asset Strategy              Securities
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       486    $      (100)   $      (335)   $        (4)   $     2,575    $      (164)
Net realized gains (losses)                        3,564             (6)         3,037             --         40,942             (3)
Change in unrealized gains (losses)              (43,271)        (2,685)        (9,413)           210        (71,378)         1,660
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (39,221)        (2,791)        (6,711)           206        (27,861)         1,493
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         288,485         47,864        131,265          6,390        312,061         81,439
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (2,726)            --           (113)            --            423             --
Contract maintenance charge                          (39)            (7)            (2)            (1)           (39)           (13)
Transfers among the sub-accounts
     and with the Fixed Account - net             97,070          1,214         (1,643)            --         25,232             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   382,790         49,071        129,507          6,389        337,677         81,426
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                343,569         46,280        122,796          6,595        309,816         82,919

NET ASSETS AT BEGINNING OF PERIOD                 46,280             --          6,595             --         82,919             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   389,849    $    46,280    $   129,391    $     6,595    $   392,735    $    82,919
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         4,972             --            632             --          7,881             --
     Units issued                                 50,433          5,005         13,495            632         37,708          7,882
     Units redeemed                                 (702)           (33)          (193)            --           (590)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              54,703          4,972         13,934            632         44,999          7,881
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   HSBC Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                               HSBC VI Cash Management        HSBC VI Fixed Income         HSBC VI Growth & Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (i)         2001         2000 (i)         2001         2000 (i)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $     6,303    $     1,708    $     4,335    $       103    $    (9,583)   $      (823)
Net realized gains (losses)                           --             --            (46)             1         (2,618)             6
Change in unrealized gains (losses)                   --             --         (2,864)            --       (169,501)         2,809
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               6,303          1,708          1,425            104       (181,702)         1,992
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,083,263        211,348        453,128         19,963      1,270,715        368,763
Benefit payments                                      --             --             --             --             --             --
Payments on termination                          (51,743)        (3,000)        (6,582)            --        (30,641)          (700)
Contract maintenance charge                          (83)           (24)           (52)            (4)          (223)           (57)
Transfers among the sub-accounts
     and with the Fixed Account - net           (107,740)       (55,064)        65,986          5,332         91,429          3,300
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   923,697        153,260        512,480         25,291      1,331,280        371,306
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                930,000        154,968        513,905         25,395      1,149,578        373,298

NET ASSETS AT BEGINNING OF PERIOD                154,968             --         25,395             --        373,298             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 1,084,968    $   154,968    $   539,300    $    25,395    $ 1,522,876    $   373,298
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        15,211             --          2,487             --         36,688             --
     Units issued                                162,903         21,050         50,126          2,619        151,716         36,782
     Units redeemed                              (72,985)        (5,839)        (1,375)          (132)        (5,522)           (94)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             105,129         15,211         51,238          2,487        182,882         36,688
                                             ===========    ===========    ===========    ===========    ===========    ===========

(i)  For the Period Beginning on May 30, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                    MFS Variable Insurance Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                                              MFS
                                                                                           Investors
                                               MFS Bond           MFS High Income            Trust            MFS New Discovery
                                             -----------------------------------------    -----------    --------------------------

                                               2001 (c)         2001         2000 (h)       2001 (d)         2001         2000 (h)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (281)   $       166    $        --    $    (1,278)   $    (1,201)   $       (50)
Net realized gains (losses)                          365           (516)            --           (681)           (82)             2
Change in unrealized gains (losses)                6,210         (2,722)            (1)        (8,313)         1,200          5,017
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               6,294         (3,072)            (1)       (10,272)           (83)         4,969
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         234,755         92,761          1,000        246,852         83,494         56,299
Benefit payments                                      --             --             --             --             --             --
Payments on termination                             (571)            --             --           (470)        (1,196)            --
Contract maintenance charge                           --             (8)            --             --              9             (9)
Transfers among the sub-accounts
     and with the Fixed Account - net            (36,753)         5,436             --        (13,479)        17,988             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   197,431         98,189          1,000        232,903        100,295         56,290
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                203,725         95,117            999        222,631        100,212         61,259

NET ASSETS AT BEGINNING OF PERIOD                     --            999             --             --         61,259             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   203,725    $    96,116    $       999    $   222,631    $   161,471    $    61,259
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            108             --             --          6,891             --
     Units issued                                 24,096         10,230            108         31,465         13,463          6,892
     Units redeemed                               (5,825)            --             --         (3,905)          (985)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              18,271         10,338            108         27,560         19,369          6,891
                                             ===========    ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                                  Oppenheimer
                                               Oppenheimer Aggressive Growth          Bond          Appreciation Oppenheimer Capital
                                             --------------------------------    --------------    --------------------------------

                                                  2001            2000 (g)          2001 (c)            2001            2000 (h)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       (3,559)   $         (157)   $        2,261    $       (4,537)   $           --
Net realized gains (losses)                          35,875              (278)              474            (6,770)               --
Change in unrealized gains (losses)                (149,039)          (15,250)           (1,486)          (23,660)               (8)
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                               (116,723)          (15,685)            1,249           (34,967)               (8)
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            853,299           111,267           253,459           861,009               825
Benefit payments                                         --                --                --                --                --
Payments on termination                              (5,174)              507            (1,195)           (3,827)               --
Contract maintenance charge                             (93)              (15)               (7)               (4)               --
Transfers among the sub-accounts
     and with the Fixed Account - net                24,574               841            26,349            10,196                --
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      872,606           112,600           278,606           867,374               825
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   755,883            96,915           279,855           832,407               817

NET ASSETS AT BEGINNING OF PERIOD                    96,915                --                --               817                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      852,798    $       96,915    $      279,855    $      833,224    $          817
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           10,578                --                --                91                --
     Units issued                                   129,483            10,749            27,141           113,464                91
     Units redeemed                                  (2,907)             (171)           (1,365)           (5,666)               --
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                137,154            10,578            25,776           107,889                91
                                             ==============    ==============    ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                 Oppenheimer          Oppenheimer Main Street
                                               Oppenheimer Global Securities     High Income              Growth & Income
                                             --------------------------------   --------------    --------------------------------

                                                  2001            2000 (g)         2001 (c)            2001            2000 (g)
                                             --------------    --------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       (1,982)   $           --   $       (1,069)   $       (8,409)   $       (1,134)
Net realized gains (losses)                          (1,618)               --               --           (12,296)              (30)
Change in unrealized gains (losses)                  (5,176)               --              516           (72,384)          (22,673)
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                 (8,776)               --             (553)          (93,089)          (23,837)
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            336,170                --          220,110         1,174,543           350,007
Benefit payments                                         --                --               --                --                --
Payments on termination                                (661)               --               --           (32,884)             (525)
Contract maintenance charge                              --                --               --              (150)              (50)
Transfers among the sub-accounts
     and with the Fixed Account - net                16,790                --            4,839            47,642             2,286
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      352,299                --          224,949         1,189,151           351,718
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   343,523                --          224,396         1,096,062           327,881

NET ASSETS AT BEGINNING OF PERIOD                        --                --               --           327,881                --
                                             --------------    --------------   --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      343,523    $           --   $      224,396    $    1,423,943    $      327,881
                                             ==============    ==============   ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --                --               --            35,354                --
     Units issued                                    43,096                --           23,571           153,342            35,433
     Units redeemed                                  (2,021)               --               (1)          (15,622)              (79)
                                             --------------    --------------   --------------    --------------    --------------
  Units outstanding at end of period                 41,075                --           23,570           173,074            35,354
                                             ==============    ==============   ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Putnam Variable
                                                 Oppenheimer Variable Account Funds Sub-Accounts             Trust Sub-Accounts
                                             --------------------------------------------------------    --------------------------

                                              Oppenheimer Main Street                                      VT American Government
                                                Small Cap Growth (e)       Oppenheimer Strategic Bond               Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (j)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (1,048)   $        (1)   $     5,828    $      (166)   $   (30,283)   $     8,793
Net realized gains (losses)                           12             --          8,354             (1)         9,694          3,750
Change in unrealized gains (losses)                9,177            (78)         2,747            207        115,333            717
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               8,141            (79)        16,929             40         94,744         13,260
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         183,252          2,175        950,117         89,566      1,707,591        273,399
Benefit payments                                      --             --             --             --        (86,476)            --
Payments on termination                           (2,697)            --        (15,792)            --       (133,180)          (539)
Contract maintenance charge                          (11)            --            (43)           (14)            73            (73)
Transfers among the sub-accounts
     and with the Fixed Account - net              1,488             --        (12,237)           500      2,775,602        192,136
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   182,032          2,175        922,045         90,052      4,263,610        464,923
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                190,173          2,096        938,974         90,092      4,358,354        478,183

NET ASSETS AT BEGINNING OF PERIOD                  2,096             --         90,092             --        478,183             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   192,269    $     2,096    $ 1,029,066    $    90,092    $ 4,836,537    $   478,183
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period           240             --          8,730             --         43,020             --
     Units issued                                 22,505            240         94,439          8,741        450,174         43,339
     Units redeemed                                 (358)            --         (6,856)           (11)       (79,459)          (319)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              22,387            240         96,313          8,730        413,735         43,020
                                             ===========    ===========    ===========    ===========    ===========    ===========

(e)  Previously known as Oppenheimer Small Cap Growth

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(j)  For the Period Beginning on February 1, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   VT Asia Pacific          VT Capital Appreciation        VT Diversified Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001           2000           2001         2000 (k)         2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,518)   $     2,362    $    (4,030)   $       (40)   $   244,406    $    (2,567)
Net realized gains (losses)                       (7,799)        (1,703)            (2)            --        (10,192)        (3,436)
Change in unrealized gains (losses)              (52,835)       (87,973)       (20,871)         1,176       (164,037)       (18,440)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (63,152)       (87,314)       (24,903)         1,136         70,177        (24,443)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          10,387        241,028        247,675         78,130      1,437,073      1,707,108
Benefit payments                                      --             --             --             --        (53,060)            --
Payments on termination                           (6,944)        (6,789)       (10,003)            --       (179,377)       (32,990)
Contract maintenance charge                           34            (34)            14            (14)           457           (457)
Transfers among the sub-accounts
     and with the Fixed Account - net             (4,451)        73,105        291,279          9,756      2,737,783      1,349,590
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                      (974)       307,310        528,965         87,872      3,942,876      3,023,251
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                (64,126)       219,996        504,062         89,008      4,013,053      2,998,808

NET ASSETS AT BEGINNING OF PERIOD                219,996             --         89,008             --      2,998,808             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   155,870    $   219,996    $   593,070    $    89,008    $ 7,011,861    $ 2,998,808
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,952             --          9,747             --        308,305             --
     Units issued                                  9,246         23,515         77,798          9,749        522,908        343,788
     Units redeemed                              (10,527)          (563)       (11,136)            (2)      (125,845)       (35,483)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              21,671         22,952         76,409          9,747        705,368        308,305
                                             ===========    ===========    ===========    ===========    ===========    ===========

(k)  For the Period Beginning on October 2, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   VT The George
                                               Putnam Fund of Boston       VT Global Asset Allocation         VT Global Growth
                                             --------------------------    --------------------------    --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    40,725    $   (17,161)   $    (7,135)   $    (1,791)   $   (79,151)   $   (29,175)
Net realized gains (losses)                        7,883          2,241         69,788          6,623      1,039,687        122,550
Change in unrealized gains (losses)              (64,842)       228,217       (160,820)       (16,440)    (3,218,965)    (1,461,502)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (16,234)       213,297        (98,167)       (11,608)    (2,258,429)    (1,368,127)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,082,687      2,355,800        850,802        593,314      2,033,772      4,731,916
Benefit payments                                 (80,522)            --         (9,462)            --        (14,033)       (13,424)
Payments on termination                         (433,554)       (18,164)       (70,157)        (5,745)      (368,299)      (101,201)
Contract maintenance charge                          464           (464)           120           (120)           888           (888)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,536,008        492,653        364,490        212,922      1,902,161      2,582,813
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 5,105,083      2,829,825      1,135,793        800,371      3,554,489      7,199,216
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              5,088,849      3,043,122      1,037,626        788,763      1,296,060      5,831,089

NET ASSETS AT BEGINNING OF PERIOD              3,043,122             --        788,763             --      5,831,089             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 8,131,971    $ 3,043,122    $ 1,826,389    $   788,763    $ 7,127,149    $ 5,831,089
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       302,290             --         78,479             --        536,592             --
     Units issued                                628,570        316,133        160,059         79,699        624,564        561,488
     Units redeemed                             (126,657)       (13,843)       (37,170)        (1,220)      (203,313)       (24,896)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             804,203        302,290        201,368         78,479        957,843        536,592
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001         2000 (j)         2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   16,576     $  (60,706)    $  (43,926)    $  (22,060)    $  (75,160)    $  (20,604)
Net realized gains (losses)                      224,923        186,951       (306,117)        (3,540)       (51,408)         2,169
Change in unrealized gains (losses)           (2,529,260)     1,110,766     (1,076,038)    (1,047,115)    (1,024,049)       347,622
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (2,287,761)     1,237,011     (1,426,081)    (1,072,715)    (1,150,617)       329,187
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      10,841,449     11,977,077        409,760      3,250,905      1,610,547      3,094,493
Benefit payments                                (303,994)        (9,712)        (8,899)            --         (9,798)            --
Payments on termination                       (1,765,681)      (228,684)      (260,915)       (52,572)      (327,751)       (28,487)
Contract maintenance charge                        3,017         (3,017)           539           (539)           747           (747)
Transfers among the sub-accounts
     and with the Fixed Account - net         12,291,051      6,833,088      1,227,075      1,411,457      2,570,470      1,511,730
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                21,065,842     18,568,752      1,367,560      4,609,251      3,844,215      4,576,989
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS             18,778,081     19,805,763        (58,521)     3,536,536      2,693,598      4,906,176

NET ASSETS AT BEGINNING OF PERIOD             19,805,763             --      3,536,536             --      4,906,176             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $38,583,844    $19,805,763     $3,478,015     $3,536,536     $7,599,774     $4,906,176
                                             ===========    ===========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,026,103             --        475,734             --        337,301             --
     Units issued                              2,911,455      2,153,099        397,635        495,714        452,258        358,569
     Units redeemed                             (693,077)      (126,996)      (175,488)       (19,980)      (126,799)       (21,268)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period           4,244,481      2,026,103        697,881        475,734        662,760        337,301
                                              ===========    ===========    ==========     ==========     ==========     ==========

(j)  For the Period Beginning on February 1, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------

                                                   VT High Yield                   VT Income               VT International Growth
                                              -------------------------     -------------------------     --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  224,792     $    7,357     $  189,136     $   (1,904)    $  (93,512)    $  (24,068)
Net realized gains (losses)                      (22,190)        (3,377)        10,924             99        706,668         77,884
Change in unrealized gains (losses)             (189,598)       (78,570)        55,819         83,778     (2,812,178)      (525,659)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                              13,004        (74,590)       255,879         81,973     (2,199,022)      (471,843)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,450,650        828,293      4,220,783      1,590,374      2,269,201      5,328,656
Benefit payments                                 (16,627)          (172)       (18,242)            --       (105,612)          (362)
Payments on termination                          (96,789)       (16,324)      (426,091)       (33,023)      (347,745)       (79,196)
Contract maintenance charge                          173           (173)           355           (355)         1,192         (1,192)
Transfers among the sub-accounts
     and with the Fixed Account - net          1,317,388        401,730      4,805,874        689,099      2,818,044      3,048,105
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 2,654,795      1,213,354      8,582,679      2,246,095      4,635,080      8,296,011
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              2,667,799      1,138,764      8,838,558      2,328,068      2,436,058      7,824,168

NET ASSETS AT BEGINNING OF PERIOD              1,138,764             --      2,328,068             --      7,824,168             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $3,806,563     $1,138,764     $11,166,626    $2,328,068     $10,260,226    $7,824,168
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       126,880             --        225,137             --        607,250             --
     Units issued                                342,925        132,458        927,355        231,242        629,385        643,942
     Units redeemed                              (54,985)        (5,578)      (133,808)        (6,105)      (213,336)       (36,692)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             414,820        126,880      1,018,684        225,137      1,023,299        607,250
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                                  VT International            VT International New
                                                 Growth and Income                Opportunities                  VT Investors
                                              -------------------------     -------------------------   ----------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (6,562)    $      292     $  (33,794)    $  (23,664)    $ (203,907)    $  (83,917)
Net realized gains (losses)                       46,420         19,903       (383,372)         5,608       (330,667)         5,708
Change in unrealized gains (losses)             (505,177)        (5,967)      (578,196)    (1,206,046)    (4,131,863)    (2,207,395)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                            (465,319)        14,228       (995,362)    (1,224,102)    (4,666,437)    (2,285,604)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         714,317      1,189,344        400,243      3,293,778      4,557,817     11,165,957
Benefit payments                                 (12,004)        (1,608)        (6,601)          (166)      (241,599)       (47,284)
Payments on termination                         (118,061)       (13,871)      (100,296)       (42,649)    (1,191,241)      (166,897)
Contract maintenance charge                          254           (254)           451           (451)         2,135         (2,135)
Transfers among the sub-accounts
     and with the Fixed Account - net            435,838        482,304        191,102        932,600      5,761,311      5,350,822
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 1,020,344      1,655,915        484,899      4,183,112      8,888,423     16,300,463
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                555,025      1,670,143       (510,463)     2,959,010      4,221,986     14,014,859

NET ASSETS AT BEGINNING OF PERIOD              1,670,143             --      2,959,010             --     14,014,859             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $2,225,168     $1,670,143     $2,448,547     $2,959,010    $18,236,845    $14,014,859
                                              ==========     ==========     ==========     ==========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       152,175             --        269,398             --      1,433,516             --
     Units issued                                172,772        159,565        145,163        297,653      1,637,882      1,531,968
     Units redeemed                              (65,298)        (7,390)       (96,514)       (28,255)      (546,036)       (98,452)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             259,649        152,175        318,047        269,398      2,525,362      1,433,516
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                                    VT Money Market           VT New Opportunities               VT New Value
                                              -------------------------     -------------------------     --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  148,343     $   58,246     $ (175,753)    $  (98,550)    $  (17,146)    $   (2,712)
Net realized gains (losses)                           --             --      1,634,385        175,259         33,095          4,445
Change in unrealized gains (losses)                   --             --     (6,719,016)    (5,048,414)        20,108         98,223
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                             148,343         58,246     (5,260,384)    (4,971,705)        36,057         99,956
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,387,191      3,639,819      3,341,166     13,467,653      1,574,190        540,925
Benefit payments                                (244,278)            --       (159,114)       (18,738)       (33,319)            --
Payments on termination                       (1,258,641)      (120,601)      (655,497)      (215,704)       (86,442)        (1,845)
Contract maintenance charge                          395           (395)         2,117         (2,117)           136           (136)
Transfers among the sub-accounts
     and with the Fixed Account - net          6,231,955       (986,612)     3,728,788      5,634,928      2,326,065        251,575
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 8,116,622      2,532,211      6,257,460     18,866,022      3,780,630        790,519
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              8,264,965      2,590,457        997,076     13,894,317      3,816,687        890,475

NET ASSETS AT BEGINNING OF PERIOD              2,590,457             --     13,894,317             --        890,475             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $10,855,422     $2,590,457    $14,891,393    $13,894,317     $4,707,162     $  890,475
                                             ===========     ==========    ===========    ===========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       242,264             --      1,214,985             --         83,776             --
     Units issued                              1,534,686        493,530      1,150,661      1,286,198        413,549         88,290
     Units redeemed                             (784,564)      (251,266)      (403,140)       (71,213)       (67,442)        (4,514)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             992,386        242,264      1,962,506      1,214,985        429,883         83,776
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                              VT OTC & Emerging Growth            VT Research                VT Small Cap Value
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  (38,726)    $  (30,567)    $  (53,007)    $  (19,027)    $  (40,574)    $   (3,227)
Net realized gains (losses)                     (455,148)       (37,099)       159,712         10,417         32,251          1,762
Change in unrealized gains (losses)           (1,479,065)    (2,442,462)    (1,163,206)      (154,822)       478,615        156,321
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (1,972,939)    (2,510,128)    (1,056,501)      (163,432)       470,292        154,856
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         777,878      4,324,833      1,673,571      2,472,605      1,481,580        814,756
Benefit payments                                 (45,240)          (345)       (45,589)          (179)        (2,272)            --
Payments on termination                          (92,248)       (61,068)      (421,712)       (34,917)      (175,819)        (6,824)
Contract maintenance charge                          519           (519)           579           (579)           222           (222)
Transfers among the sub-accounts
     and with the Fixed Account - net            974,160      1,652,612      2,797,402      1,527,927      1,919,055        494,506
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 1,615,069      5,915,513      4,004,251      3,964,857      3,222,766      1,302,216
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS               (357,870)     3,405,385      2,947,750      3,801,425      3,693,058      1,457,072

NET ASSETS AT BEGINNING OF PERIOD              3,405,385             --      3,801,425             --      1,457,072             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $3,047,515     $3,405,385     $6,749,175     $3,801,425     $5,150,130     $1,457,072
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       355,506             --        338,635             --        115,092             --
     Units issued                                404,058        396,241        529,970        351,611        327,688        118,591
     Units redeemed                             (163,041)       (40,735)      (117,022)       (12,976)       (93,471)        (3,499)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             596,523        355,506        751,583        338,635        349,309        115,092
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                                                  VT Utilities
                                                VT Technology                   Growth and Income                 VT Vista
                                              -------------------------     -------------------------     -------------------------

                                                 2001         2000 (l)         2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (8,685)    $   (1,831)    $   42,120     $   (5,434)    $  (84,194)    $  (32,970)
Net realized gains (losses)                     (161,819)          (279)       115,500          9,126        370,771          5,873
Change in unrealized gains (losses)             (126,280)      (211,695)    (1,086,042)       171,335     (3,048,984)      (951,646)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                            (296,784)      (213,805)      (928,422)       175,027     (2,762,407)      (978,743)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         373,224        660,049      1,487,679      1,425,254      1,967,227      4,674,319
Benefit payments                                      (4)             -        (16,528)          (198)       (82,330)          (187)
Payments on termination                          (19,523)        (7,650)      (160,811)       (24,213)      (348,165)       (90,622)
Contract maintenance charge                           92            (92)           369           (369)           954           (954)
Transfers among the sub-accounts
     and with the Fixed Account - net            221,698        162,570      1,510,445        849,122      2,351,032      2,657,586
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   575,487        814,877      2,821,154      2,249,596      3,888,718      7,240,142
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                278,703        601,072      1,892,732      2,424,623      1,126,311      6,261,399

NET ASSETS AT BEGINNING OF PERIOD                601,072              -      2,424,623              -      6,261,399              -
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  879,775     $  601,072     $4,317,355     $2,424,623     $7,387,710     $6,261,399
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       101,041              -        209,218              -        469,248              -
     Units issued                                238,119        102,923        358,239        219,318        573,606        484,679
     Units redeemed                              (92,920)        (1,882)       (81,704)       (10,100)      (189,760)       (15,431)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             246,240        101,041        485,753        209,218        853,094        469,248
                                              ==========     ==========     ==========     ==========     ==========     ==========

(l)  For the Period Beginning on July 17, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Scudder Variable
                                                       Putnam Variable Trust Sub-Accounts                   Series I Sub-Accounts
                                              -------------------------------------------------------     -------------------------

                                                    VT Voyager                   VT Voyager II                     Balanced
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001         2000 (k)         2001         2000 (m)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (31,867)    $ (126,273)    $   (3,545)    $     (117)    $      (10)   $        --
Net realized gains (losses)                    4,056,082        410,371        (18,937)           (28)            (1)            --
Change in unrealized gains (losses)          (10,025,495)    (3,938,355)       (58,150)       (10,209)           (26)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (6,001,280)    (3,654,257)       (80,632)       (10,354)           (37)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       5,293,560     17,688,274        429,422         91,960             --             --
Benefit payments                                 (79,402)       (21,524)            --             --             --             --
Payments on termination                         (999,420)      (295,535)       (17,244)            --             --             --
Contract maintenance charge                        3,178         (3,178)            14            (14)            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net          5,925,855      7,150,299        122,888          8,362          3,192             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                10,143,771     24,518,336        535,080        100,308          3,192             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              4,142,491     20,864,079        454,448         89,954          3,155             --

NET ASSETS AT BEGINNING OF PERIOD             20,864,079             --         89,954             --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $25,006,570    $20,864,079     $  544,402     $   89,954     $    3,155    $        --
                                             ===========    ===========     ==========     ==========     ==========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,766,998             --         12,302             --             --             --
     Units issued                              1,575,796      1,895,598        108,838         12,346            287             --
     Units redeemed                             (542,609)      (128,600)       (12,187)           (44)            --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period           2,800,185      1,766,998        108,953         12,302            287             --
                                              ==========     ==========     ==========     ==========     ==========     ==========

(k)  For the Period Beginning on October 2, 2000 and Ended December 31, 2000

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                              ----------------------------------------------------------------------------------

                                                        Bond                  Capital Growth               Global Discovery
                                              ------------------------    -------------------------    -------------------------

                                                 2001        2000 (m)        2001         2000 (m)        2001         2000 (m)
                                              ----------    ----------    ----------     ----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      131   $        --    $       (5)   $        --    $       (5)   $        --
Net realized gains (losses)                           --            --            (1)            --            (1)            --
Change in unrealized gains (losses)                   66            --           (40)            --           (71)            --
                                              ----------    ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from operations                                 197            --           (46)            --           (77)            --
                                              ----------    ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --            --            --             --            --             --
Benefit payments                                      --            --            --             --            --             --
Payments on termination                               --            --            --             --            --             --
Contract maintenance charge                           --            --            --             --            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net              7,627            --         1,587             --         1,597             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from capital transactions                     7,627            --         1,587             --         1,597             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                  7,824            --         1,541             --         1,520             --

NET ASSETS AT BEGINNING OF PERIOD                     --            --            --             --            --             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

NET ASSETS AT END OF PERIOD                   $    7,824   $        --    $    1,541    $        --    $    1,520    $        --
                                              ==========    ==========    ==========     ==========    ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --            --             --            --             --
     Units issued                                    691            --           150             --           121             --
     Units redeemed                                   --            --            --             --            --             --
                                              ----------    ----------    ----------     ----------    ----------     ----------
  Units outstanding at end of period                 691            --           150             --           121             --
                                              ==========    ==========    ==========     ==========    ==========     ==========

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                Growth and Income                International           Large Growth Company (f)
                                              -------------------------    -------------------------  -----------------------------

                                                  2001        2000 (m)        2001         2000 (m)        2001         2000 (m)
                                              ----------     ----------    ----------     ----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $       13    $        --    $      (13)   $        --    $       (7)   $        --
Net realized gains (losses)                           87             --           703             --          (774)            --
Change in unrealized gains (losses)                 (657)            --        (2,197)            --            --             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from operations                                (557)            --        (1,507)            --          (781)            --
                                              ----------     ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --             --            --             --            --             --
Benefit payments                                      --             --            --             --            --             --
Payments on termination                               --             --            --             --            --             --
Contract maintenance charge                           --             --            --             --            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net              7,599             --         6,011             --           781             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from capital transactions                     7,599             --         6,011             --           781             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                  7,042             --         4,504             --            --             --

NET ASSETS AT BEGINNING OF PERIOD                     --             --            --             --            --             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

NET ASSETS AT END OF PERIOD                   $    7,042    $        --    $    4,504    $        --   $        --    $        --
                                              ==========     ==========    ==========     ==========    ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --             --            --             --            --             --
     Units issued                                    778             --           530             --           395             --
     Units redeemed                                   --             --            --             --          (395)            --
                                              ----------     ----------    ----------     ----------    ----------     ----------
  Units outstanding at end of period                 778             --           530             --            --             --
                                              ==========     ==========    ==========     ==========    ==========     ==========

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Scudder
                                                                                                                    Variable
                                                                                                                    Series II
                                                            Scudder Variable Series I Sub-Accounts                 Sub-Account
                                              ---------------------------------------------------------------     ------------

                                                      Money Market                  21st Century Growth            Growth (f)
                                              -----------------------------     -----------------------------     ------------

                                                  2001           2000 (m)           2001           2000 (m)           2001
                                              ------------     ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $        195     $         65     $        (66)    $         (9)    $        (16)
Net realized gains (losses)                             --               --           (2,679)              (1)              (2)
Change in unrealized gains (losses)                     --               --             (501)            (849)            (286)
                                              ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from operations                                   195               65           (3,246)            (859)            (304)
                                              ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                --           21,967               --               --               --
Benefit payments                                        --               --               --               --               --
Payments on termination                                 --               --               --               --               --
Contract maintenance charge                              3               (3)               1               (1)              --
Transfers among the sub-accounts
     and with the Fixed Account - net              (22,227)              --             (929)          10,033            3,637
                                              ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from capital transactions                     (22,224)          21,964             (928)          10,032            3,637
                                              ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS                  (22,029)          22,029           (4,174)           9,173            3,333

NET ASSETS AT BEGINNING OF PERIOD                   22,029               --            9,173               --               --
                                              ------------     ------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD                 $           --     $     22,029     $      4,999     $      9,173     $      3,333
                                              ============     ============     ============     ============     ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           1,996               --              679               --               --
     Units issued                                    3,091            1,996              485              679              395
     Units redeemed                                 (5,087)              --             (679)              --               --
                                              ------------     ------------     ------------     ------------     ------------
  Units outstanding at end of period                    --            1,996              485              679              395
                                              ============     ============     ============     ============     ============

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Van Kampen Life Investment Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                                           LIT Domestic                                  LIT Money
                                                    LIT Comstock              Income          LIT Emerging Growth          Market
                                              -------------------------     ----------     -------------------------     ----------

                                                 2001         2000 (g)       2001 (c)         2001         2000 (h)       2001 (c)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (2,636)   $        --     $     (212)    $   (2,475)    $     (123)    $    9,822
Net realized gains (losses)                       (2,018)            --             11         (2,464)             1             --
Change in unrealized gains (losses)              (22,066)            --            662        (57,203)          (326)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                             (26,720)            --            461        (62,142)          (448)         9,822
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         442,948          3,901         76,228        244,849        124,148      1,954,846
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (3,928)            --           (529)        (1,684)            --         (7,530)
Contract maintenance charge                          (11)            (1)            --             10            (19)            (3)
Transfers among the sub-accounts
     and with the Fixed Account - net             16,704             --          5,135         24,949            602       (613,513)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   455,713          3,900         80,834        268,124        124,731      1,333,800
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                428,993          3,900         81,295        205,982        124,283      1,343,622


NET ASSETS AT BEGINNING OF PERIOD                  3,900             --             --        124,283             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  432,893     $    3,900     $   81,295     $  330,265     $  124,283     $1,343,622
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period           337             --             --         16,637             --             --
     Units issued                                 44,920            337          7,283         50,319         16,640        215,312
     Units redeemed                               (6,446)            --            (49)        (1,600)            (3)       (85,886)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period              38,811            337          7,234         65,356         16,637        129,426
                                              ==========     ==========     ==========     ==========     ==========     ==========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Wells Fargo Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                 Wells Fargo VT Asset            Wells Fargo VT
                                                      Allocation                  Equity-Income             Wells Fargo VT Growth
                                              -------------------------     -------------------------     -------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      334     $      290     $      (88)    $        2     $     (278)    $       (8)
Net realized gains (losses)                        1,890            (25)         1,813             --          2,605             (1)
Change in unrealized gains (losses)               (3,348)          (561)        (5,590)            82         (7,135)          (259)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                              (1,124)          (296)        (3,865)            84         (4,808)          (268)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         114,671             --         75,175             --         32,620          3,796
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (1,080)          (526)          (740)            --             --             --
Contract maintenance charge                            1             (1)            --             --            (18)            (1)
Transfers among the sub-accounts
     and with the Fixed Account - net                622          7,498          9,155          2,666          4,000             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   114,214          6,971         83,590          2,666         36,602          3,795
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                113,090          6,675         79,725          2,750         31,794          3,527

NET ASSETS AT BEGINNING OF PERIOD                  6,675             --          2,750             --          3,527             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  119,765     $    6,675     $   82,475     $    2,750     $   35,321     $    3,527
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period           667             --            264             --            390             --
     Units issued                                 12,470            718          8,280            330          4,506            390
     Units redeemed                                 (116)           (51)           (77)           (66)            (3)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period              13,021            667          8,467            264          4,893            390
                                              ==========     ==========     ==========     ==========     ==========     ==========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Allstate New York issues ten variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice (Enhanced Choice"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), and the Allstate Provider ("Provider") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds").


AIM VARIABLE INSURANCE FUNDS                        DREYFUS VARIABLE INVESTMENT FUND
     AIM V.I. Aggressive Growth                          VIF Capital Appreciation
     AIM V.I. Balanced                                   VIF Growth & Income*
     AIM V.I. Basic Value                                VIF Money Market*
     AIM V.I. Blue Chip                             DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     AIM V.I. Capital Appreciation                  DREYFUS STOCK INDEX FUND
     AIM V.I. Capital Development                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     AIM V.I. Dent Demographics                          VIP Contrafund
     AIM V.I. Diversified Income                         VIP Equity-Income
     AIM V.I. Global Utilities                           VIP Growth
     AIM V.I. Government Securities                      VIP Growth Opportunities
     AIM V.I. Growth                                     VIP High Income
     AIM V.I. Growth and Income                          VIP Index 500
     AIM V.I. High Yield                                 VIP Investment Grade Bond
     AIM V.I. International Equity                       VIP Overseas
     AIM V.I. Mid Cap Equity                        FRANKLIN TEMPLETON VARIABLE INSURANCE
     AIM V.I. Money Market                          PRODUCTS TRUST
     AIM V.I. New Technology (Previously known as        Franklin Small Cap*
          AIM V.I. Telecommunications)                   Mutual Shares Securities*
     AIM V.I. Value                                      Templeton Asset Strategy
ALLIANCE VARIABLE PRODUCT SERIES FUND                    Templeton Developing Markets Securities*
     Alliance Growth*                                    Templeton Growth Securities*
     Alliance Growth & Income*                           Templeton International Securities
     Alliance Premier Growth*
DELAWARE GROUP PREMIUM FUND, INC.
     Delaware GP Small Cap Value
     Delaware GP Trend

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

GOLDMAN SACHS VARIABLE INSURANCE TRUST              PUTNAM VARIABLE TRUST (CONTINUED)
     VIT Capital Growth*                                 VT International New Opportunities
     VIT CORE Small Cap Equity*                          VT Investors
     VIT CORE U.S. Equity*                               VT Money Market
     VIT Global Income*                                  VT New Opportunities
     VIT International Equity*                           VT New Value
HSBC VARIABLE INSURANCE FUNDS                            VT OTC & Emerging Growth
     HSBC VI Cash Management                             VT Research
     HSBC VI Fixed Income                                VT Small Cap Value
     HSBC VI Growth & Income                             VT Technology
MFS VARIABLE INSURANCE TRUST                             VT Utilities Growth and Income
     MFS Bond                                            VT Vista
     MFS Emerging Growth*                                VT Voyager
     MFS High Income                                     VT Voyager II
     MFS Investors Trust (Previously known as MFS   SCUDDER VARIABLE SERIES I
          Growth with Income)                            Balanced
     MFS New Discovery                                   Bond
     MFS Research*                                       Capital Growth
OPPENHEIMER VARIABLE ACCOUNT FUNDS                       Global Discovery
     Oppenheimer Aggressive Growth                       Growth and Income
     Oppenheimer Bond                                    International
     Oppenheimer Capital Appreciation                    Money Market
     Oppenheimer Global Securities                       21st Century Growth
     Oppenheimer High Income                        SCUDDER VARIABLE SERIES II
     Oppenheimer Main Street Growth & Income             Growth
     Oppenheimer Main Street Small Cap Growth       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          (Previously known as Oppenheimer Small         Emerging Markets Equity*
          Cap Growth)                                    Equity Growth*
     Oppenheimer Strategic Bond                          Fixed Income*
PUTNAM VARIABLE TRUST                                    Global Value Equity* (Previously known as
     VT American Government Income                            Global Equity)
     VT Asia Pacific                                     International Magnum*
     VT Capital Appreciation                             Mid Cap Value*
     VT Diversified Income                               U.S. Real Estate*
     VT The George Putnam Fund of Boston                 Value*
     VT Global Asset Allocation                     VAN KAMPEN LIFE INVESTMENT TRUST
     VT Global Growth                                    LIT Comstock
     VT Growth and Income                                LIT Domestic Income
     VT Growth Opportunities                             LIT Emerging Growth
     VT Health Sciences                                  LIT Money Market
     VT High Yield                                  WELLS FARGO VARIABLE TRUST
     VT Income                                           Wells Fargo VT Asset Allocation
     VT International Growth                             Wells Fargo VT Equity Income
     VT International Growth and Income                  Wells Fargo VT Growth

* These Funds were available, but had no Fund activity as of December 31, 2001.

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

--------------------------------------------------------------------------------

3.   EXPENSES (CONTINUED)

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus, Lifetime Plus II, Enhanced Choice, Custom, SelectDirections, and Provider contracts and .30% for the Scudder contract. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II and Enhanced Choice and $30 for Putnam, Custom, SelectDirections, and Provider on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                              $               2,116,220
     AIM V. I. Balanced                                                                       5,799,025
     AIM V. I. Basic Value                                                                      667,465
     AIM V. I. Blue Chip                                                                      4,886,212
     AIM V. I. Capital Appreciation                                                           3,532,207
     AIM V. I. Capital Development                                                              462,814
     AIM V. I. Dent Demographics                                                              1,244,868
     AIM V. I. Diversified Income                                                             1,415,517
     AIM V. I. Global Utilities                                                               1,335,509
     AIM V. I. Government Securities                                                          3,925,764
     AIM V. I. Growth                                                                         2,459,720
     AIM V. I. Growth and Income                                                              4,230,374
     AIM V. I. High Yield                                                                       786,507
     AIM V. I. International Equity                                                           1,545,032
     AIM V. I. Mid Cap Equity                                                                   114,618
     AIM V. I. Money Market                                                                   5,239,917
     AIM V. I. New Technology                                                                 1,928,352
     AIM V. I. Value                                                                          6,783,293

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                                                483,509
     Delaware GP Trend                                                                          163,430

Investments in the Dreyfus Variable Investment Fund Sub-Account:
     VIF Capital Appreciation                                                                   249,804

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                                   186,901

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                                 1,393,796

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                             623,989
     VIP Equity-Income                                                                        1,026,004
     VIP Growth                                                                               1,245,441
     VIP Growth Opportunities                                                                   175,250
     VIP High Income                                                                            161,238
     VIP Index 500                                                                              574,006
     VIP Investment Grade Bond                                                                  293,350
     VIP Overseas                                                                               392,870

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Templeton Asset Strategy                                                 $                 134,911
     Templeton International Securities                                                         390,918

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                                  1,299,055
     HSBC VI Fixed Income                                                                       527,443
     HSBC VI Growth & Income                                                                  1,355,738

Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                                   260,731
     MFS High Income                                                                            116,825
     MFS Investors Trust                                                                        266,581
     MFS New Discovery                                                                          113,720

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                              920,953
     Oppenheimer Bond                                                                           340,400
     Oppenheimer Capital Appreciation                                                           906,933
     Oppenheimer Global Securities                                                              368,116
     Oppenheimer High Income                                                                    225,456
     Oppenheimer Main Street Growth & Income                                                  1,293,091
     Oppenheimer Main Street Small Cap Growth                                                   194,969
     Oppenheimer Strategic Bond                                                                 962,427

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                            $               4,544,000
     VT Asia Pacific                                                                            135,023
     VT Capital Appreciation                                                                    566,326
     VT Diversified Income                                                                    4,464,743
     VT The George Putnam Fund of Boston                                                      5,586,730
     VT Global Asset Allocation                                                               1,460,699
     VT Global Growth                                                                         5,431,230
     VT Growth Opportunities                                                                  1,820,961
     VT Growth and Income                                                                    22,171,004
     VT Health Sciences                                                                       4,333,445
     VT High Yield                                                                            3,071,756
     VT Income                                                                                9,178,710
     VT International Growth                                                                  6,138,721
     VT International Growth and Income                                                       1,464,869
     VT International New Opportunities                                                         947,088
     VT Investors                                                                             9,440,414
     VT Money Market                                                                         12,173,601
     VT New Opportunities                                                                     9,380,267
     VT New Value                                                                             4,030,868
     VT OTC & Emerging Growth                                                                 1,901,916
     VT Research                                                                              4,488,915
     VT Small Cap Value                                                                       3,799,122
     VT Technology                                                                              869,571
     VT Utilities Growth and Income                                                           3,333,168
     VT Vista                                                                                 5,111,014
     VT Voyager                                                                              15,731,731
     VT Voyager II                                                                              571,097

Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                                                     3,190
     Bond                                                                                         7,796
     Capital Growth                                                                               1,585
     Global Discovery                                                                             1,596
     Growth and Income                                                                            7,737
     International                                                                                6,738
     Large Company Growth                                                                         4,411
     Money Market                                                                                34,165
     21st Century Growth                                                                          6,011

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                       3,632

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------


Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                             $                 483,537
     LIT Domestic Income                                                                         81,373
     LIT Emerging Growth                                                                        275,288
     LIT Money Market                                                                         2,216,972

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                                            118,082
     Wells Fargo VT Equity Income                                                                86,795
     Wells Fargo VT Growth                                                                       39,274
                                                                              -------------------------

                                                                              $             210,646,440
                                                                              =========================

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

          *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                 Accumulation     Investment        Expense            Total
                                                                  Unit Value     Income Ratio*      Ratio**          Return***
                                                               ----------------  -------------  ---------------  -----------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                               $ 8.02 - $ 10.31         0.00 %  1.10 % - 1.45 %  -27.13 % - -26.88 %
     AIM V. I. Balanced                                          7.94 -   10.85         2.44    1.10   - 1.45    -12.71   - -12.40
     AIM V. I. Basic Value (a)                                  11.20 -   11.21         0.21    1.10   - 1.45     12.00   -  12.10
     AIM V. I. Blue Chip                                         6.24 -    6.78         0.02    1.10   - 1.45    -23.66   - -23.39
     AIM V. I. Capital Appreciation                              5.78 -   14.18         0.00    1.10   - 1.45    -24.39   - -24.12
     AIM V. I. Capital Development                               9.67 -   11.37         0.00    1.10   - 1.45     -9.42   -  -9.10
     AIM V. I. Dent Demographics                                 5.29 -    5.33         0.00    1.10   - 1.45    -32.90   - -32.66
     AIM V. I. Diversified Income                                9.69 -   11.79         7.57    1.10   - 1.45      2.09   -   2.45
     AIM V. I. Global Utilities                                  7.19 -   13.98         1.43    1.10   - 1.45    -28.97   - -28.72
     AIM V. I. Government Securities                            11.31 -   12.74         4.24    1.10   - 1.45      4.87   -   5.24
     AIM V. I. Growth                                            4.92 -   12.90         0.20    1.10   - 1.45    -34.84   - -34.61
     AIM V. I. Growth and Income                                 6.23 -   15.46         0.05    1.10   - 1.45    -23.95   - -23.68
     AIM V. I. High Yield                                        7.44 -    7.84        17.67    1.10   - 1.45     -6.37   -  -6.04
     AIM V. I. International Equity                              6.11 -   11.98         0.31    1.10   - 1.45    -24.64   - -24.37
     AIM V. I. Mid Cap Equity (a)                               11.36 -   11.37         0.27    1.10   - 1.45     13.57   -  13.67
     AIM V. I. Money Market                                     10.71 -   12.23         3.29    1.10   - 1.45      2.12   -   2.48
     AIM V. I. New Technology (b)                               10.45 -   10.52         2.00    1.10   - 1.45    -48.23   - -48.05
     AIM V. I. Value                                             6.98 -   16.38         0.13    1.10   - 1.45    -13.83   - -13.53

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

(b)  Previously known as AIM V.I. Telecommunications

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                            At December 31, 2001        For the year ended December 31, 2001
                                                            --------------------  -------------------------------------------------

                                                                 Accumulation      Investment        Expense           Total
                                                                  Unit Value      Income Ratio*      Ratio**         Return***
                                                               -----------------  -------------  ---------------  -----------------

Investments in the Delaware Group Premium Fund, Inc.
   Sub-Accounts:
     Delaware GP Small Cap Value                               $ 12.80 - $ 12.80        0.55 %   1.25 % - 1.25 %   10.43 % -  10.43%
     Delaware GP Trend                                            7.75 -    7.75        0.00     1.25   - 1.25    -16.40   - -16.40

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Capital Appreciation                                     8.89 -    8.89        1.52     1.25   - 1.25    -10.45   - -10.45

Investments in the Dreyfus Socially Responsible
   Growth Fund, Inc. Sub-Account:
     Dreyfus Socially Responsible Growth Fund                     7.07 -    7.07        0.09     1.25   - 1.25    -23.55   - -23.55

Investments in the Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund                                     8.16 -    8.16        1.24     1.25   - 1.25    -13.28   - -13.28

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund                                               8.14 -    8.62        0.30     1.25   - 1.25    -13.35   - -13.35
     VIP Equity-Income                                           10.14 -   10.14        0.24     1.25   - 1.25     -6.15   -  -6.15
     VIP Growth                                                   6.93 -    7.63        0.03     1.25   - 1.25    -18.69   - -18.69
     VIP Growth Opportunities                                     7.90 -    7.90        0.13     1.25   - 1.25    -15.50   - -15.50
     VIP High Income                                              7.32 -    7.32        0.05     1.25   - 1.25    -12.84   - -12.84
     VIP Index 500 (c)                                            7.85 -    7.85        0.07     1.25   - 1.25    -21.53   - -21.53
     VIP Investment Grade Bond                                   11.18 -   11.18        0.05     1.25   - 1.25      7.10   -   7.10
     VIP Overseas                                                 6.98 -    7.25        1.29     1.25   - 1.25    -22.16   - -22.16

Investments in the Franklin Templeton Variable
   Insurance Products Trust Sub-Accounts:
     Templeton Asset Strategy                                     9.29 -    9.29        0.66     1.25   - 1.25    -11.08   - -11.08
     Templeton International Securities                           8.73 -    8.73        2.23     1.25   - 1.25    -17.05   - -17.05

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                     10.32 -   10.32        2.45     1.25   - 1.25      1.30   -   1.30
     HSBC VI Fixed Income                                        10.53 -   10.53        2.64     1.25   - 1.25      3.09   -   3.09
     HSBC VI Growth & Income                                      8.33 -    8.33        0.45     1.25   - 1.25    -18.16   - -18.16


(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------

Investments in the MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Bond (c)                                          $ 11.15   -  $ 11.15         0.91 %  1.25 % - 1.25 %   11.50 % -  11.50 %
     MFS High Income                                          9.30   -     9.30         1.80    1.25   - 1.25      0.79   -   0.79
     MFS Investors Trust (d)                                  8.08   -     8.08         0.05    1.25   - 1.25    -19.22   - -19.22
     MFS New Discovery                                        8.34   -     8.34         0.00    1.25   - 1.25     -6.22   -  -6.22

Investments in the Oppenheimer Variable Account
   Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                            6.22   -     6.22         0.54    1.25   - 1.25    -32.13   - -32.13
     Oppenheimer Bond                                        10.86   -    10.86         2.71    1.25   - 1.25      8.57   -   8.57
     Oppenheimer Capital Appreciation                         7.72   -     7.72         0.04    1.25   - 1.25    -13.68   - -13.68
     Oppenheimer Global Securities                            8.36   -     8.36         0.03    1.25   - 1.25    -16.37   - -16.37
     Oppenheimer High Income (c)                              9.52   -     9.52         0.01    1.25   - 1.25     -4.80   -  -4.80
     Oppenheimer Main Street Growth & Income                  8.23   -     8.23         0.37    1.25   - 1.25    -11.29   - -11.29
     Oppenheimer Main Street Small Cap Growth (e)             8.59   -     8.59         0.00    1.25   - 1.25     -1.61   -  -1.61
     Oppenheimer Strategic Bond                              10.68   -    10.68         2.27    1.25   - 1.25      3.53   -   3.53




(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

(e)  Previously known as Oppenheimer Small Cap Growth

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------


Investments in the Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income                         $ 11.42  -  $ 11.69          0.00 %  1.25 % - 1.60 %    4.93 % -   5.21 %
     VT Asia Pacific                                          7.19  -     7.19          0.00    1.25   - 1.25    -24.96   - -24.96
     VT Capital Appreciation                                  7.73  -     7.76          0.00    1.25   - 1.60    -15.27   - -14.99
     VT Diversified Income                                    9.51  -     9.95          6.22    1.25   - 1.60      1.93   -   2.21
     VT The George Putnam Fund of Boston                      9.46  -    11.37          1.90    1.25   - 1.60     -1.09   -  -0.81
     VT Global Asset Allocation                               8.73  -     9.08          0.73    1.25   - 1.60     -9.94   -  -9.66
     VT Global Growth                                         4.90  -     7.54          0.00    1.25   - 1.60    -30.93   - -30.65
     VT Growth Opportunities                                  4.45  -     5.01          0.00    1.25   - 1.60    -33.23   - -32.95
     VT Growth and Income                                     8.48  -    10.87          1.33    1.25   - 1.65     -7.89   -  -7.57
     VT Health Sciences                                       9.49  -    11.53          0.00    1.25   - 1.60    -21.04   - -20.76
     VT High Yield                                            8.79  -     9.19         10.36    1.25   - 1.60      2.07   -   2.35
     VT Income                                               10.46  -    11.12          3.96    1.25   - 1.60      5.67   -   5.95
     VT International Growth                                  6.86  -    10.10          0.26    1.25   - 1.65    -21.93   - -21.61
     VT International Growth and Income                       8.14  -     8.58          0.92    1.25   - 1.60    -22.08   - -21.80
     VT International New Opportunities                       3.97  -     7.74          0.00    1.25   - 1.60    -29.85   - -29.57
     VT Investors                                             6.36  -     7.26          0.00    1.25   - 1.60    -26.00   - -25.72
     VT Money Market                                         10.45  -    10.96          3.58    1.25   - 1.60      2.19   -   2.47
     VT New Opportunities                                     4.68  -     7.89          0.00    1.25   - 1.60    -31.30   - -31.02
     VT New Value                                            10.20  -    13.59          0.51    1.25   - 1.60      1.74   -   2.02
     VT OTC & Emerging Growth                                 2.19  -     5.14          0.00    1.25   - 1.60    -46.66   - -46.38
     VT Research                                              8.24  -     9.00          0.25    1.25   - 1.60    -20.14   - -19.86
     VT Small Cap Value                                      13.41  -    14.77          0.01    1.25   - 1.65     16.33   -  16.65
     VT Technology                                            3.13  -     3.57          0.00    1.25   - 1.60    -40.22   - -39.94
     VT Utilities Growth and Income                           8.39  -     9.10          2.57    1.25   - 1.60    -23.58   - -23.30
     VT Vista                                                 5.56  -     8.76          0.00    1.25   - 1.60    -34.62   - -34.34
     VT Voyager                                               6.12  -     9.05          1.11    1.25   - 1.65    -23.71   - -23.39
     VT Voyager II                                            4.98  -     5.00          0.00    1.25   - 1.60    -31.93   - -31.65

Investments in the Scudder Variable Series I
   Sub-Accounts:
     Balanced                                                11.01  -    11.01          0.00    0.80   - 0.80     10.05   -  10.05
     Bond                                                    11.30  -    11.33          4.42    0.70   - 0.80     12.97   -  13.32
     Capital Growth                                          10.27  -    10.27          0.00    0.80   - 0.80      2.72   -   2.72
     Global Discovery                                        12.56  -    12.56          0.00    0.80   - 0.80     25.57   -  25.57
     Growth and Income                                        9.03  -     9.06          1.42    0.70   - 0.80     -9.65   -  -9.37
     International                                            8.47  -     8.50          0.67    0.70   - 0.80    -15.26   - -14.99
     Money Market                                            11.39  -    11.39          2.07    0.70   - 0.70      3.18   -   3.18
     21st Century Growth                                     10.30  -    10.32          0.00    0.70   - 0.80    -23.77   - -23.63

Investments in the Scudder Variable Series II
   Sub-Accounts:
     Growth (f)                                               8.41  -     8.44          0.00    0.70   - 0.80    -23.86   - -23.80

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
     LIT Comstock                                          $ 11.15  -  $ 11.15          0.00 %  1.25 % - 1.25 %   -3.68 % -  -3.68 %
     LIT Domestic Income                                     11.24  -    11.24          0.07    1.25   - 1.25     12.37   -  12.37
     LIT Emerging Growth                                      5.05  -     5.05          0.05    1.25   - 1.25    -32.35   - -32.35
     LIT Money Market (c)                                    10.38  -    10.38          2.60    1.25   - 1.25      3.81   -   3.81

Investments in the Wells Fargo Variable Trust
   Sub-Accounts:
     Wells Fargo VT Asset Allocation                          9.20  -     9.20          1.68    1.25   - 1.25     -8.13   -  -8.13
     Wells Fargo VT Equity Income                             9.74  -     9.74          1.56    1.25   - 1.25     -6.60   -  -6.60
     Wells Fargo VT Growth                                    7.22  -     7.22          0.02    1.25   - 1.25    -20.22   - -20.22



(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                     PART C
                                OTHER INFORMATION


24(a). FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Schedules and Allstate Life of New York Separate Account A Financial Statements are included in Part B of this Registration Statement.


24(b). EXHIBITS

Unless otherwise indicated, the following exhibits, which correspond to those required by Item 24(b) of Form N-4, are filed herewith:

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2)  Not Applicable

(3) Form of Underwriting Agreement among Allstate Life Insurance Company of New York and ALFS, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-94785) dated February 14, 2000.)

(4)  Form of  Contract  for  the  "Allstate  Provider  Ultra"  and  the  "Custom
     Portfolio   Plus"   (Previously   filed  in  the  initial  filing  to  this
     Registration Statement (File No. 333-81592) dated January 29, 2002.)

(5) (a) Form of Application for "Allstate Provider Ultra" (Previously filed in the initial filing to this Registration Statement (File No. 333-81592) dated January 29, 2002.)

     (b) Form of Application for "Custom Portfolio Plus" filed herewith.

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

     (b) Amended By-laws of Allstate Life Insurance Company of New York Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7)  Not applicable

(8)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller, Anderson & Sherrard, LLP and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (b)Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Allstate Life Financial Services, Inc. and Allstate Life Insurance Company of New York (Previously filed in
     Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (c)Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Glenbrook Life and Annuity Company and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (d)Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (e)Form of Participation Agreement among Oppenheimer Variable Account Funds and Allstate Life Insurance Company of New York (Previously filed in
     Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (f)Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (g)Form of Participation Agreement among Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc., Dreyfus Investment Portfolios and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (h)Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management, LLC, and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (i)Form of Participation Agreement among Goldman Sachs Variable insurance trust, Goldman Sachs & Co. and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (j)Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds and Allstate Life Insurance Company of New York (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.)

     (k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Funds, HSBC Asset Management Americas Inc., and BISYS Fund Services filed herewith.

     (l) Form of Participation Agreement among Delaware Group Premium Fund, Delaware Distributors, LLP, Allstate Life Insurance Company of New York, and ALFS, Inc. filed herewith.

     (m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Wells Fargo Variable Trust, Stephens, Inc., filed herewith.

(9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in the initial filing to this Registration Statement ( File No. 333-81592) January 29, 2002.)

     (b)Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York, filed herewith

(10)(a) Consent of Foley & Lardner filed herewith

    (b) Independent Auditor's consent filed herewith

(11) Not applicable

(12) Not applicable

(13)(a) Schedule of computation of Performance Quotations (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-81952) dated April 26, 2002.

     (b) Schedule of  Computation of Performance  Quotations  (Custom  Portfolio
     Plus) filed herewith.

(14) Not applicable

(99) (a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Marcia
     D. Alazraki, Cleveland Johnson, Jr., and John R. Raben, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated April 30, 1999.)

     (b) Powers of Attorney for Samuel L. Pilch (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated November 12, 1999.)

     (c) Powers of Attorney for Vincent A. Fusco (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (d) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, and Patricia W. Wilson (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000.)

     (e) Power of Attorney for Steven E. Shebik (Previously filed in the initial filing to this Registration Statement (File No. 333-81592) January 29, 2002.)

     (f) Power of attorney for Casey J. Sylla filed herewith

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                         POSITION AND OFFICE WITH
BUSINESS ADDRESS*                          DEPOSITOR OF THE ACCOUNT

Casey J. Sylla                              Chairman of the Board and
                                            President, and Director
                                            (Principal Executive Officer)
Michael J. Velotta                          Vice President, Secretary,
                                            General Counsel and Director
Marcia D. Alazraki*                         Director
Margaret G. Dyer                            Vice President and Director
Marla G. Friedman                           Vice President and Director
Vincent A. Fusco                            Director and Chief Operations Officer
Karen C. Gardner                            Vice President
John R. Hunter                              Vice President
Cleveland Johnson, Jr.                      Director
John C. Lounds                              Vice President & Director
J. Kevin McCarthy                           Vice President & Director
Kenneth R. O'Brien*                         Director
Samuel H. Pilch                             Group Vice Presidnet and Controller (Principal Accounting Officer)
John R. Raben, Jr.*                         Director
Michael Roche                               Vice President
Steven E. Shebik                            Vice President and Director
                                            (Principal Financial Officer)
Eric A. Simonson                            Senior Vice President and Chief Investment Officer
Patricia W. Wilson                          Assistant Vice President and Director
James P. Zils                               Treasurer
Fred Amos                                   Chief Administrative Officer
Robert L. Park                              Assistant Vice President and
                                                Chief Compliance Officer
D. Steven Boger                             Assistant Vice President
Mark Cloghessey                             Assistant Vice president
Patricia A. Coffey                          Assistant Vice President
Errol Cramer                                Assistant Vice President and Appointed Actuary
Dorothy E. Even                             Assistant Vice President
Douglas F. Gaer*                            Assistant Vice President
Judith P. Greffin                           Assistant Vice President
Carol L. Kiel                               Assistant Vice President
Charles D. Mires                            Assistant Vice President
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel
                                                and Assistant Secretary
Charles Salisbury*                          Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
David A. Walsh                              Assistant Vice President
Richard Zaharias*                           Assistant Vice President
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Doris M. Bryant                             Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Susan L. Lees                               Assistant Secretary
Mary J. McGinn                              Assistant Secretary
Lynn Ambrosy                                Assistant Treasurer
Roberta S. Asher                            Assistant Treasurer
Ralph A. Bergholtz                          Assistant Treasurer
Mark A. Bishop                              Assistant Treasurer
Robert B. Bodett                            Assistant Treasurer
Barbara S. Brown                            Assistant Treasurer
John Carbone                                Assistant Treasurer
Rhonda Hopps                                Assistant Treasurer
Peter S. Horos                              Assistant Treasurer
Thomas C. Jensen                            Assistant Treasurer
David L. Kocourek                           Assistant Treasurer
James B. Kearns                             Assistant Treasurer
Dennis Kracik                               Assistant Treasurer
Daniel C. Leimbach                          Assistant Treasurer
Beth K. Marder                              Assistant Treasurer
Jeffrey A. Mazer                            Assistant Treasurer
Ronald A. Mendel                            Assistant Treasurer
William R. Schmidt                          Assistant Treasurer
Heather VanGrevenhof                        Assistant Treasurer
Stephen J. Stone                            Assistant Treasurer
Louise J. Walton                            Assistant Treasurer
Jerry D. Zinkula                            Assistant Treasurer

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska, 68506. The principal business address of Mr. Salisbury is 300 N. Milwaukee Ave, Vernon Hills, Illinois, 60061 The principal business address of Mr. Zaharias is 544 Lakeview Parkway, Vernon Hills, IL 60061. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 26, 2002.


27. NUMBER OF CONTRACT OWNERS

        (a) Provider Ultra: None
        (b) Custom Portfolio Plus: Offering has not commenced.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

         Allstate Financial Advisors Separate Account I
         Allstate Life Insurance Company Separate Account A
         Allstate Life of New York Separate Account A
         Allstate Life of New York Variable Annuity Account II Glenbrook Life and Annuity Company Separate Account A Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
         Glenbrook Life Discover Variable Account A
         Glenbrook Life Variable Life Separate Account A
         Glenbrook Life Multi-Manager Variable Account
         Glenbrook Life Scudder Variable Account A
         Glenbrook Life AIM Variable Life Separate Account A
         Lincoln Benefit Life Variable Annuity Account
         Lincoln Benefit Life Variable Account
         Charter National Variable Annuity Account
         Charter National Variable Account
         Intramerica Variable Annuity Account
         Provident National Assurance Company Separate Account B
         CG Variable annuity Separate Account
         American Maturity Life Separate Account AMLVA
         Northbrook Life Variable Life Separate Account A
         Northbrook Variable Annuity Account I
         Northbrook Variable Annuity Account II

 (b) The directors and officers of the principal underwriter are:

Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Underwriter

Casey J. Sylla                              Director
Michael J. Velotta                          Secretary and Director
Marian Goll                                 Vice President, Treasurer and Controller
Brent H. Hamann                             Vice President
John R. Hunter                              President, Chief Executive Officer and Director
Andrea J. Schur                             Vice President
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant General Counsel and Assistant Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer
James P. Zils                               Assistant Treasurer
Mary Claire Sheehy                          Chief Operations Officer

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

 (c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES
None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number (1-800-692-4682) that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 11th day of October 2002.


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)


                                   By:   /s/ MICHAEL J. VELOTTA
                                      ---------------------------------
                                      Michael J. Velotta
                                      Vice President, Secretary and
                                      General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 11th day of October 2002.



*/CASEY J. SYLLA                      President, Director and
----------------------                Chairman of the Board
Casey J. Sylla                        (Principal Executive Officer)


/s/ MICHAEL J. VELOTTA                Vice President, Secretary,
----------------------                General Counsel and Director
Michael J. Velotta


*/SAMUEL H. PILCH                     Group Vice President and Controller
------------------                    (Principal Accounting Officer)
Samuel H. Pilch


*/STEVEN E. SHEBIK                    Director and Vice President
------------------                    (Principal Financial Officer)
Steven E. Shebik


*/MARCIA D. ALAZRAKI                  Director
--------------------
Marcia D. Alazraki


*/MARGARET G. DYER                    Director and Vice President
------------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN                   Director and Vice President
---------------------
Marla G. Friedman


*/VINCENT A. FUSCO                    Director and Chief Operations
------------------                    Officer
Vincent A. Fusco


*/CLEVELAND JOHNSON, JR.              Director
------------------------
Cleveland Johnson, Jr.


*/JOHN C. LOUNDS                      Director and Vice President
-----------------
John C. Lounds

*/J. KEVIN MCCARTHY                   Director and Vice President
-------------------
J. Kevin McCarthy


*/KENNETH R. O'BRIEN                  Director
----------------------
Kenneth R. O'Brien


*/JOHN R. RABEN, JR.                  Director
--------------------
John R. Raben, Jr.


*/PATRICIA W. WILSON                  Director and Assistant Vice
---------------------                 President
Patricia W. Wilson


*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                  EXHIBIT LIST

Exhibit                           Description

(5) (b)Form of Application.

(8)(k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Funds, HSBC Asset Management Americas Inc., and BISYS Fund Services filed herewith.

     (l) Form of Participation Agreement among Delaware Group Premium Fund, Delaware Distributors, LLP, Allstate Life Insurance Company of New York, and ALFS, Inc. filed herewith.

     (m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Wells Fargo Variable Trust, Stephens, Inc., filed herewith.

9(b) Opinion and Consent of Michael J. Velotta, Vice President,  Secretary and
     General Counsel of Allstate Life Insurance  Company of New York

10(a)  Consent of Foley & Lardner
  (b)  Consent of  Independent Auditor

13(b)  Computation of Performance Quotations

99(f) Power of Attorney for Casey J. Sylla